File No. 333-120399
                                                             File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
          Pre-Effective Amendment No.                                  [ ]
                                                 ----------
          Post-Effective Amendment No.               3                 [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                                  Amendment No.     29                 [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                  Name of Agent for Service for Process:
                  Amy J. Lee, Associate General Counsel
                  Security Benefit Life Insurance Company
                  One Security Benefit Place
                  Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2008, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2008, pursuant to paragraph  (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                             [LOGO] SECURITY BENEFIT(SM)
                                                    Security Distributors, Inc.


                                             May 1, 2008


Prospectus

--------------------------------------------------------------------------------
NEA VALUEBUILDER RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                     -------------------
                                                      Important Privacy
                                                       Notice Included

                                                       See Back Cover
                                                     -------------------

NEA 376 (5-08)                                                       28-03764-00

--------------------------------------------------------------------------------

          NEA VALUEBUILDER RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

               Issued By:                           Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-NEA-VALU

--------------------------------------------------------------------------------

      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement.


      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

o     AIM Basic Value
o     AIM Dynamics
o     AIM Large Cap Growth
o     AIM Mid Cap Core Equity
o     AIM Small Cap Growth
o     AIM Technology
o     American Century Equity Income
o     American Century Heritage
o     American Century International Growth
o     American Century Select
o     American Century Strategic Allocation: Aggressive
o     American Century Strategic Allocation: Conservative
o     American Century Strategic Allocation: Moderate
o     Ariel Fund(R)
o     Aston/Optimum Mid Cap
o     Calamos(R) Growth
o     Calamos(R) Growth and Income
o     Calamos(R) High Yield
o     Dreyfus Appreciation
o     Dreyfus General Money Market
o     Dreyfus Midcap Value
o     Dreyfus Premier Strategic Value
o     Dryden Small-Cap Core Equity
o     Federated Bond
o     Fidelity(R) Advisor Dividend Growth
o     Fidelity(R) Advisor Real Estate
o     Fidelity(R) Advisor Value Strategies
o     Goldman Sachs Emerging Markets Equity
o     Goldman Sachs Government Income
o     Janus Adviser INTECH Risk-Managed Core
o     Janus Adviser International Growth
o     Jennison 20/20 Focus
o     Jennison Small Company(1)
o     Lehman Brothers Core Bond
o     Neuberger Berman Partners
o     Neuberger Berman Socially Responsive
o     PIMCO Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO High Yield
o     Royce Opportunity
o     Royce Value
o     RS Technology (formerly RS Information Age)
o     RS Value
o     Security Alpha Opportunity
o     Security Capital Preservation
o     Security Diversified Income
o     Security Equity
o     Security Global
o     Security Income Opportunity
o     Security Large Cap Value
o     Security Mid Cap Growth
o     Security Mid Cap Value
o     Security Select 25
o     Security Small Cap Growth
o     T. Rowe Price Capital Appreciation
o     T. Rowe Price Growth Stock
o     Van Kampen Aggressive Growth
o     Van Kampen Comstock
o     Van Kampen Equity and Income
o     Wells Fargo Advantage Growth
o     Wells Fargo Advantage Growth and Income
o     Wells Fargo Advantage Opportunity
o     Wells Fargo Advantage Small Cap Value

1 The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.


--------------------------------------------------------------------------------

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully and retain it for future reference.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
NEA 376 (R5-08)                                                      28-03764-00

--------------------------------------------------------------------------------

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 50 of this Prospectus.


      The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                               Table of Contents


                                                                           Page

Definitions ............................................................      4
Summary ................................................................      6
   Purpose of the Contract .............................................      6
   The Separate Account and the Funds ..................................      6
   Purchase Payments ...................................................      6
   Contract Benefits ...................................................      6
   Rider Benefits ......................................................      6
   Waiver of Withdrawal Charge - Hardship ..............................      7
   Free-Look Right .....................................................      7
   Charges and Deductions ..............................................      7
   Tax-Free Exchanges ..................................................      8
   Contacting the Company ..............................................      8
Expense Table ..........................................................      9
   Contract Owner Transaction Expenses .................................      9
   Periodic Expenses ...................................................      9
   Example .............................................................     10
Condensed Financial Information ........................................     11
Information About the Company, the Separate Account, and the Funds......     18
   Security Benefit Life Insurance Company .............................     18
   NEA Valuebuilder Program ............................................     18
   Published Ratings ...................................................     19
   Separate Account ....................................................     19
   Underlying Funds ....................................................     20
The Contract ...........................................................     21
   General .............................................................     21
   Application for a Contract ..........................................     21
   Rider Benefits ......................................................     21
   Waiver of Withdrawal Charge - Hardship ..............................     26
   Purchase Payments ...................................................     26
   Allocation of Purchase Payments .....................................     27
   Dollar Cost Averaging Option ........................................     27
   Asset Reallocation Option ...........................................     28
   Transfers of Contract Value .........................................     28
   Contract Value ......................................................     32
   Determination of Contract Value .....................................     32
   Cut-Off Times .......................................................     33
   Full and Partial Withdrawals ........................................     33
   Systematic Withdrawals ..............................................     34
   Free-Look Right .....................................................     34
   Death Benefit .......................................................     34
   Distribution Requirements ...........................................     35
   Death of the Annuitant ..............................................     35
Charges and Deductions .................................................     35
   Contingent Deferred Sales Charge ....................................     35
   Mortality and Expense Risk Charge ...................................     36
   Administration Charge ...............................................     36
   Rider Charge ........................................................     36
   Premium Tax Charge ..................................................     36
   Investment Adviser Charge ...........................................     36
   Other Charges .......................................................     37
   Variations in Charges ...............................................     37
   Guarantee of Certain Charges ........................................     37
   Underlying Fund Expenses ............................................     37
Annuity Period .........................................................     37
   General .............................................................     37
   Annuity Options .....................................................     38
   Selection of an Option ..............................................     40
More About the Contract ................................................     40
   Ownership ...........................................................     40
   Designation and Change of Beneficiary ...............................     40
   Dividends ...........................................................     40
   Payments from the Separate Account ..................................     40
   Proof of Age and Survival ...........................................     40
   Misstatements .......................................................     40
   Restrictions on Withdrawals from Qualified Plans ....................     41
   Restrictions under the Texas Optional Retirement Program ............     41
Federal Tax Matters ....................................................     41
   Introduction ........................................................     41
   Tax Status of the Company and the Separate Account ..................     42
   Qualified Plans .....................................................     42
   Other Tax Considerations ............................................     45
Other Information ......................................................     46
   Voting of Underlying Fund Shares ....................................     46
   Substitution of Investments .........................................     46
   Changes to Comply with Law and Amendments ...........................     47
   Reports to Owners ...................................................     47
   Electronic Privileges ...............................................     47
   State Variations ....................................................     47
   Legal Proceedings ...................................................     47
   Sale of the Contract ................................................     48
   Legal Matters .......................................................     49
Performance Information ................................................     49
Additional Information .................................................     50
   Registration Statement ..............................................     50
   Financial Statements ................................................     50
Table of Contents for Statement of Additional Information ..............     50
Objectives for Underlying Funds ........................................     51
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Definitions

      Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit -- A unit of measure used to calculate Contract Value.

Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction arrangement.

Benefit Amount -- An amount equal to Contract Value at the close of the final GMAB Term or, if you elected early termination of a GMAB Term, Contract Value on the date the Company received notice of such termination.


Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.


Contract Value -- The total value of your Contract which consists of amounts allocated to the Subaccounts as of any Valuation Date.

Contract Year -- Each twelve-month period measured from the Contract Date.

Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.


Guaranteed Minimum Accumulation Benefit ("GMAB") -- Subject to certain conditions, a benefit under which the Company will apply an additional amount to your Contract at the close of the GMAB Term if your Contract Value on that date is less than the minimum amount specified under the terms of the Rider.


GMAB Term -- The initial period of two to 15 years (no partial years are permitted), as you elect in the application, which starts on the Contract Date and ends on the applicable Contract Anniversary. If you elect a new GMAB Term, it will start on the Valuation Date following the close of the prior GMAB Term and will end on the applicable anniversary of the start date of that GMAB Term. If a GMAB Term closes on a date that is not a Valuation Date, the GMAB Term will close on the next following Valuation Date. The final GMAB Term is the GMAB Term in which no new GMAB Term is elected.

Guaranteed Minimum Withdrawal Benefit ("GMWB") -- Subject to certain conditions, a benefit under which the Company guarantees that you may make withdrawals of up to a specified amount each year during the GMWB Term, regardless of the amount of Contract Value available for withdrawal, until the Remaining Benefit Amount is reduced to $0.

GMWB Term -- The period that starts on the Valuation Date immediately following the close of the final GMAB Term and ends on the date of termination of the GMWB.

GMWB Year -- GMWB Years are measured from the Valuation Date immediately following the close of the final GMAB Term or, in the event of a Reset, from the Reset Date.

Investment Adviser -- The investment adviser, Morningstar Associates, LLC, which is engaged by the Owner to provide investment management services in connection with Contract Value as a condition of issuance of the Rider. Under the Contract, "Investment Adviser" also means any replacement investment adviser designated by an affiliate of the Company.

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant -- A Participant under a Qualified Plan.

Purchase Payment -- An amount paid to the Company as consideration for the Contract.

Remaining Benefit Amount -- The amount available for future withdrawals under the GMWB. The Remaining Benefit Amount initially is equal to the Benefit Amount, which is reduced as you take withdrawals each year. The Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

Reset -- An increase in the Remaining Benefit Amount under the GMWB to an amount equal to 100% of Contract Value on the Reset Date.

Reset Date -- Any Valuation Date after the fifth anniversary of the Valuation Date immediately following the close of the final GMAB Term on which the Company accepts your election of a Reset. Any subsequent Reset Date shall be on or after the fifth anniversary of the most recent Reset Date.

Rider -- The Rider issued with the Contract, which provides the GMAB and GMWB, as discussed under "Rider Benefits."

Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund. Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value, less any applicable withdrawal charges, and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate your Purchase Payments among the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007.


Purchase Payments -- Your initial Purchase Payment must be at least $25,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Rider Benefits -- The Contract is issued with a Rider that provides the following benefits:

o     Guaranteed Minimum Accumulation Benefit ("GMAB"); and

o     Guaranteed Minimum Withdrawal Benefit ("GMWB").

The Rider is issued by the Company on the condition that you have engaged Morningstar Associates, LLC (the "Investment Adviser") to provide investment management services in connection with your Contract Value. The Investment Adviser will have discretion over the allocation of your Contract Value among the various Subaccounts, including the discretion to change the allocation among Subaccounts from time to time, but not including authority to withdraw Contract Value. The Investment Adviser will select your asset allocation based primarily on the length of your GMAB Term (please see target asset allocations for each GMAB Term set forth in the table under "Rider Benefits - Asset Allocation"). The Investment Adviser will make minor adjustments to the target asset allocation based upon any additional personal information that you may provide, including your answers to the Investment Adviser's risk tolerance questionnaire and/or information about outside accounts. For more information about the Investment Adviser and its services, please see "Rider Benefits -- Investment Adviser" and "Rider Benefits -- Asset Allocation."

      If you terminate the Investment Adviser's services, the Rider will automatically terminate as of the date the Company receives notice of such termination.

      The Company does not impose any limitations on the Investment Adviser's management of Contract Value, or the Subaccounts to which the Investment Adviser may allocate Contract Value. The Investment Adviser plans to reallocate your Contract Value among the Subaccounts at a minimum on a quarterly basis. The Investment Adviser does not guarantee the results of any advice or recommendation provided in connection with your Contract Value. More information about the Investment Adviser and the advisory relationship will be provided at the time you engage the Investment Adviser to provide the investment management services. The Investment Adviser and the Company are not affiliated. The Investment Adviser provides no services to the Owner other than those described in the advisory agreement between the Owner and the Investment Adviser. For more information about the Rider, please see "Rider Benefits."

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

Waiver of Withdrawal Charge -- Hardship -- The Contract makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require you to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this waiver provision, no additional Purchase Payments may be made to the Contract. See "Waiver of Withdrawal Charge--Hardship."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the GMWB, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                  --------------------------------------------
                   Purchase Payment Age            Withdrawal
                       (in years)                    Charge
                  --------------------------------------------
                            1                         8%
                            2                         8%
                            3                         7%
                            4                         6%
                            5                         5%
                            6                         4%
                            7                         3%
                            8                         2%
                            9                         1%
                        10 and over                   0%
                  --------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 1.10%, on an annual basis, of each Subaccount's average daily net assets. During the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amount set forth above. The Company will deduct this charge for the life of the Contract beginning on the Contract Date. See "Mortality and Expense Risk Charge."

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."


      Rider Charge. The Company deducts a monthly charge for the risks assumed by the Company under the Rider in an amount equal to 0.43%, on an annual basis, of your Contract Value. The Company will deduct the Rider charge while the Rider is in force. (See "Rider Benefits" for a discussion of the circumstances under which the Rider will terminate.) The Company may increase the charge for this Rider upon election of a Reset or a new GMAB Term, or upon reinstatement of the Rider, as discussed under "Rider Benefits." However, the Company guarantees the Rider charge upon increase will not exceed 1.50% on an annual basis. The Company determines the amount of the monthly Rider charge by dividing the annual charge by 12 and multiplying that

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

amount by your Contract Value as of the date the charge is deducted. See "Rider Charge."



      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."



      Investment Adviser Charge. As a condition of the Rider, you are required to engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for such services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment Adviser charge is not fixed or specified under the terms of your Contract and is subject to change by the Investment Adviser; provided, however, that the Company guarantees that the charge will not exceed 0.50% on an annual basis. The Company deducts the charge on a monthly basis and promptly pays such amounts to the Investment Adviser. The Company determines the amount of the monthly Investment Adviser charge by dividing the annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted. The Company will stop assessing the monthly Investment Adviser charge upon receipt of notice from you or the Investment Adviser that you have terminated the Investment Adviser's services. In addition, the Rider will automatically terminate upon the Company's receipt of notice of such termination. See "Investment Adviser Charge" and "Rider Benefits."


      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                          None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)(1)          8%
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                              None
--------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Separate Account Annual Expenses                         Current   Guaranteed
   (as a percentage of average Subaccount daily net assets) Charges     Charges
--------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge(2)            1.10%      1.10%
--------------------------------------------------------------------------------
      Annual Administration Charge                           0.15%      0.15%
--------------------------------------------------------------------------------
      Annual Rider Charge(3)                                 0.43%      1.50%
--------------------------------------------------------------------------------
      Annual Investment Adviser Charge(4)                    0.12%      0.50%*
--------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                 1.80%      3.25%
--------------------------------------------------------------------------------

1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted as set forth above. However, during the Annuity Period, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."

3 The Company may increase the Rider charge if you elect a Reset or a new GMAB Term or upon reinstatement of the Rider; the Company guarantees that if the Rider charge is increased, it will not exceed 1.50% on an annual basis. Please see the discussion under "Rider Charge." The Company guarantees the current Rider charge of 0.43% on an annual basis; provided that you do not elect a Reset or a new GMAB Term or effect a reinstatement. The Rider charge is deducted monthly.




4 As a condition of the Rider, the Company requires that you engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for its services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment Adviser charge is deducted monthly.




* The Investment Adviser charge is not specified or fixed under the terms of the Contract and is subject to change by the Investment Adviser; provided, however, that the Company guarantees that the charge will not exceed 0.50% on an annual basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                            Minimum    Maximum
--------------------------------------------------------------------------------
Total Annual Underlying
Fund Operating Expenses(1)                                   0.76%      2.68%
--------------------------------------------------------------------------------

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
--------------------------------------------------------------------------------

Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, guaranteed (rather than current) separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds and the Contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                              1         3         5        10
                                             Year     Years     Years    Years
--------------------------------------------------------------------------------
If you surrender your Contract at the end
of the applicable time period              $ 1,307   $ 2,369   $ 3,328  $ 5,661
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract(1)             $   590   $ 1,754   $ 2,897  $ 5,661
--------------------------------------------------------------------------------

1 Although this Example assumes that no withdrawal charges apply if you annuitize your Contract, your annuity payments will be subject to a withdrawal charge if your annuity payments are based upon Purchase Payments that have been held under the Contract for less than nine years and you have elected a non-life annuity option that provides for payments for a period of less than seven years. In such event, the Company will impose a withdrawal charge on that portion of any annuity payment consisting of Purchase Payments that have been held under the Contract for less than nine years.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for the following periods ended December 31.

------------------------------------------------------------------------------------------------------------
                                                                                 2007    2006(2)    2005(1)
------------------------------------------------------------------------------------------------------------
AIM Basic Value
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.28   $  10.40   $ 10.03
   End of period ...........................................................   $ 10.92   $  11.28   $ 10.40
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------
AIM Dynamics
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 12.12   $  10.86   $ 10.49
   End of period ...........................................................   $ 13.06   $  12.12   $ 10.86
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.45   $  10.19   $  9.82
   End of period ...........................................................   $ 11.57   $  10.45   $ 10.19
Accumulation units outstanding at the end of period ........................        98         19        --
------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.27   $  10.59   $ 10.42
   End of period ...........................................................   $ 11.87   $  11.27   $ 10.59
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.86   $  10.82   $ 10.43
   End of period ...........................................................   $ 12.66   $  11.86   $ 10.82
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------
AIM Technology
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.00   $  10.44   $  9.95
   End of period ...........................................................   $ 11.32   $  11.00   $ 10.44
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------
American Century Equity Income
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.45   $  10.01   $  9.99
   End of period ...........................................................   $ 11.13   $  11.45   $ 10.01
Accumulation units outstanding at the end of period ........................     6,211    1 1,639        --
------------------------------------------------------------------------------------------------------------
American Century Heritage
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 13.33   $  11.91   $ 11.22
   End of period ...........................................................   $ 18.57   $  13.33   $ 11.91
Accumulation units outstanding at the end of period ........................        --         --        --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 2007    2006(2)   2005(1)
-----------------------------------------------------------------------------------------------------------
American Century International Growth
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 13.29   $ 11.12   $ 10.57
   End of period ...........................................................   $ 14.88   $ 13.29   $ 11.12
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
American Century Select
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.35   $  9.96   $  9.64
   End of period ...........................................................   $ 10.87   $  9.35   $  9.96
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Aggressive
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.10   $ 10.00        --
   End of period ...........................................................   $ 11.09   $ 10.10        --
Accumulation units outstanding at the end of period ........................    52,317        --        --
-----------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Conservative
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.01   $ 10.00        --
   End of period ...........................................................   $ 10.30   $ 10.01        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Moderate
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.07   $ 10.00        --
   End of period ...........................................................   $ 10.70   $ 10.07        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Ariel Fund(R)
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.66   $ 10.08   $ 10.24
   End of period ...........................................................   $ 10.04   $ 10.66   $ 10.08
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.21   $ 10.00        --
   End of period ...........................................................   $ 11.04   $ 10.21        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Calamos Growth
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.69   $ 10.99   $ 10.21
   End of period ...........................................................   $ 12.62   $ 10.69   $ 10.99
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Calamos Growth and Income
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.28   $ 10.72   $ 10.53
   End of period ...........................................................   $ 11.84   $ 11.28   $ 10.72
Accumulation units outstanding at the end of period ........................        --     5,388        --
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 2007    2006(2)   2005(1)
-----------------------------------------------------------------------------------------------------------
Calamos High Yield
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.03   $ 10.00        --
   End of period ...........................................................   $ 10.01   $ 10.03        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Dreyfus Appreciation
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.29   $ 10.13   $ 10.17
   End of period ...........................................................   $ 11.53   $ 11.29   $ 10.13
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Dreyfus General Money Market
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.78   $  9.80   $  9.85
   End of period ...........................................................   $  9.78   $  9.78   $  9.80
Accumulation units outstanding at the end of period ........................        --     3,271        --
-----------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.52   $ 10.89   $ 10.41
   End of period ...........................................................   $ 11.65   $ 11.52   $ 10.89
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 12.27   $ 10.68   $ 10.26
   End of period ...........................................................   $ 12.45   $ 12.27   $ 10.68
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.00   $ 10.00        --
   End of period ...........................................................   $  9.31   $ 10.00        --
Accumulation units outstanding at the end of period ........................                  --        --
-----------------------------------------------------------------------------------------------------------
Federated Bond
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.91   $ 10.00        --
   End of period ...........................................................   $  9.97   $  9.91        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.14   $ 10.19   $  9.83
   End of period ...........................................................   $ 10.70   $ 11.14   $ 10.19
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Real Estate
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.76   $ 10.00        --
   End of period ...........................................................   $  7.65   $  9.76        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 2007    2006(2)   2005(1)
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Value Strategies
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 11.58   $ 10.45   $  9.94
   End of period ...........................................................   $ 11.66   $ 11.58   $ 10.45
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.45   $ 10.00        --
   End of period ...........................................................   $ 12.79   $ 10.45        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Government Income
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.91   $ 10.00        --
   End of period ...........................................................   $ 10.14   $  9.91        --
Accumulation units outstanding at the end of period ........................    50,337    19,111        --
-----------------------------------------------------------------------------------------------------------
Janus Advisor INTECH Risk-Managed Core
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.08   $ 10.00        --
   End of period ...........................................................   $ 10.26   $ 10.08        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Janus Advisor International Growth
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.27   $ 10.00        --
   End of period ...........................................................   $ 12.42   $ 10.27        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $ 10.03   $ 10.00        --
   End of period ...........................................................   $ 10.57   $ 10.03        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Jennison Small Company
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.90   $ 10.00        --
   End of period ...........................................................   $ 10.39   $  9.90        --
Accumulation units outstanding at the end of period ........................    22,414    19,255        --
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Core Bond
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.81   $  9.78   $  9.92
   End of period ...........................................................   $  9.76   $  9.81   $  9.78
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
-----------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................................................   $  9.99   $ 10.00        --
   End of period ...........................................................   $ 10.50   $  9.99        --
Accumulation units outstanding at the end of period ........................        --        --        --
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                            2007     2006(2)  2005(1)
-------------------------------------------------------------------------------------
Neuberger Berman Socially Responsive
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.48   $ 10.00        --
   End of period ......................................   $ 10.78   $ 10.48        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged)
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.89   $ 10.00        --
   End of period ......................................   $  9.79   $  9.89        --
Accumulation units outstanding at the end of period ...        --     3,020        --
-------------------------------------------------------------------------------------
PIMCO High Yield
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.46   $ 10.01   $ 10.04
   End of period ......................................   $ 10.35   $ 10.46   $ 10.01
Accumulation units outstanding at the end of period ...    10,202     2,491        --
-------------------------------------------------------------------------------------
Royce Opportunity
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.07   $ 10.00        --
   End of period ......................................   $  9.44   $ 10.07        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Royce Value
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.12   $ 10.00        --
   End of period ......................................   $  9.84   $ 10.12        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
RS Technology (formerly RS Information Age)
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.98   $ 10.00        --
   End of period ......................................   $ 11.69   $  9.98        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
RS Value
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.12   $ 10.00        --
   End of period ......................................   $ 10.06   $ 10.12        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Alpha Opportunity
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.92   $ 10.00        --
   End of period ......................................   $ 11.23   $  9.92        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                            2007     2006(2)  2005(1)
-------------------------------------------------------------------------------------
Security Capital Preservation
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.73   $  9.75   $  9.84
   End of period ......................................   $  9.34   $  9.73   $  9.75
Accumulation units outstanding at the end of period ...     3,566    16,547        --
-------------------------------------------------------------------------------------
Security Diversified Income
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.66   $  9.73   $  9.87
   End of period ......................................   $  9.48   $  9.66   $  9.73
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Equity
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.94   $ 10.19   $  9.84
   End of period ......................................   $  9.95   $ 10.94   $ 10.19
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Global
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 12.73   $ 11.39   $ 10.92
   End of period ......................................   $ 13.56   $ 12.73   $ 11.39
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Income Opportunity
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.16   $ 10.00   $ 10.04
   End of period ......................................   $  9.85   $ 10.16   $ 10.00
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Large Cap Value
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 12.49   $ 10.79   $ 10.40
   End of period ......................................   $ 12.52   $ 12.49   $ 10.79
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Mid Cap Growth
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.98   $ 10.95   $ 10.46
   End of period ......................................   $  9.48   $ 10.98   $ 10.95
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Mid Cap Value
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 12.72   $ 11.54   $ 10.78
   End of period ......................................   $ 12.30   $ 12.72   $ 11.54
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Security Select 25
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $  9.84   $ 10.00        --
   End of period ......................................   $  8.83   $  9.84        --
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                            2007     2006(2)  2005(1)
-------------------------------------------------------------------------------------
Security Small Cap Growth
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.68   $ 10.65   $ 10.27
   End of period ......................................   $ 10.72   $ 10.68   $ 10.65
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.08   $ 10.00        --
   End of period ......................................   $ 10.08   $ 10.08        --
Accumulation units outstanding at the end of period ...    48,831        --        --
-------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.11   $ 10.00        --
   End of period ......................................   $ 10.64   $ 10.11        --
Accumulation units outstanding at the end of period ...    22,974    24,840        --
-------------------------------------------------------------------------------------
Van Kampen Aggressive Growth
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 11.20   $ 11.14   $ 10.65
   End of period ......................................   $ 12.63   $ 11.20   $ 11.14
Accumulation units outstanding at the end of period ...        44         9        --
-------------------------------------------------------------------------------------
Van Kampen Comstock
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 11.49   $ 10.33   $  9.98
   End of period ......................................   $ 10.80   $ 11.49   $ 10.33
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Van Kampen Equity and Income
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 11.39   $ 10.56   $ 10.48
   End of period ......................................   $ 11.27   $ 11.39   $ 10.56
Accumulation units outstanding at the end of period ...     4,711    35,790        --
-------------------------------------------------------------------------------------
Wells Fargo Advantage Growth
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 11.52   $ 11.13   $ 10.35
   End of period ......................................   $ 14.08   $ 11.52   $ 11.13
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Wells Fargo Advantage Growth and Income
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 10.84   $  9.79   $  9.46
   End of period ......................................   $ 10.64   $ 10.84   $  9.79
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity
-------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $ 11.40   $ 10.64   $ 10.37
   End of period ......................................   $ 11.48   $ 11.40   $ 10.64
Accumulation units outstanding at the end of period ...        --        --        --
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    2007      2006(2)    2005(1)
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Value
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ........................    $12.31     $11.38     $11.33
   End of period ..............................    $13.01     $12.31     $11.38
Accumulation units outstanding at the end of
period ........................................        --         --         --
--------------------------------------------------------------------------------

(1)   From September 21. 2005 (date of inception) to December 31, 2005.

(2) From December 1. 2006 (date of inception) to December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation:
      Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology (formerly RS Information Age), RS Value, Security Alpha Opportunity (Mainstream Investment Advisers, LLC), T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
--------------------------------------------------------------------------------


Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company, which is wholly owned by Security Benefit Mutual Holding Company.

NEA Valuebuilder Program -- The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Valuebuilder products"). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

      Under the Agreement:

o The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

o During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

o MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

o MBC provides marketing and other services in connection with the NEA Valuebuilder Program.


      Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 2007, the Company paid MBC approximately $631,250 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.


      Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

      MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of
Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

      Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by calling 1-800-NEA-VALU.

      Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0.00% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant Owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible Purchase Payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Rider Benefits -- The Contract is issued with a Rider that provides the following benefits:

o     Guaranteed Minimum Accumulation Benefit ("GMAB"); and

o     Guaranteed Minimum Withdrawal Benefit ("GMWB").


The Rider is issued by the Company on the condition that you have engaged Morningstar Associates, LLC (the "Investment Adviser") to provide investment management services in connection with your Contract Value. The Investment Adviser will have discretion over the allocation of your Contract Value among the various Subaccounts, including the discretion to transfer Contract Value, and to change the allocation among Subaccounts from time to time, but not including authority to withdraw Contract Value. The Investment Adviser will select your asset allocation based primarily on the length of your GMAB Term (please see target asset allocations for each GMAB Term set forth in the table under "Rider Benefits - Asset Allocation"). The Investment Adviser will make minor

--------------------------------------------------------------------------------
                                       21
adjustments to the target asset allocation based upon any additional personal information that you may provide, including your answers to the Investment Adviser's risk tolerance questionnaire and/or information about outside accounts. For more information about the Investment Adviser and its services, please see "Rider Benefits -- Investment Adviser" and "Rider Benefits -- Asset Allocation" below.


      If you terminate the Investment Adviser's services, the Rider will automatically terminate as of the date the Company receives notice of such termination from you or the Investment Adviser. Under the terms of the Rider, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect. As a result, it is possible that you would not be able to make Purchase Payments after the initial Purchase Payment to take advantage of Rider benefits associated with such additional Purchase Payments, for example, the benefit of the GMAB with respect to Purchase Payments received within the first Contract Year for an initial GMAB Term of six to ten years. The Rider benefits are described in more detail below.


      Please note that any amount that we may pay or make available under the Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.



      Guaranteed Minimum Accumulation Benefit ("GMAB"). Subject to certain conditions, the Company will apply an additional amount to your Contract if Contract Value at the close of the GMAB Term that you select (a specified term of two to 15 years) is less than the GMAB amount (as defined below). The additional amount will be equal to the difference between the Contract Value at the close of the GMAB Term and the GMAB amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if your Contract Value is greater than the GMAB amount on the last day of the GMAB Term.



      Because your Contract Value may not be less than the GMAB amount at the close of the GMAB Term, you may never need to rely upon the GMAB. The GMAB should be viewed as a "floor" that may never be met. We will not refund the Rider charges you have paid if the GMAB is never provided, and thus you may be paying for a benefit that you never receive.


     Upon your application for the Contract, you must select a GMAB Term of two to 15 years (no partial years are permitted). The "initial GMAB Term" starts on the Contract Date and ends on the applicable Contract Anniversary.


At the close of the initial GMAB Term, the "GMAB amount" is equal to the applicable percentage of the applicable Purchase Payments, as set forth in the table below, reduced by a pro rata adjustment for any withdrawals during the GMAB Term. The adjustment for each such withdrawal is calculated by multiplying the GMAB amount immediately prior to the withdrawal, by the ratio of (1) to (2) where (1) is the amount of the withdrawal, including any applicable withdrawal charges or premium taxes, and (2) is the amount of Contract Value immediately prior to the withdrawal. You should not take withdrawals during the GMAB Term, as withdrawals may reduce the GMAB amount by more than the withdrawal amount, and could significantly reduce or even eliminate the value of the GMAB. This Rider may not make sense for you if you intend to make withdrawals during the GMAB Term.

--------------------------------------------------------------------------------
                     GMAB Amount for Initial GMAB Term
                   (Before Adjusting for Withdrawals)(1)
--------------------------------------------------------------------------------
     Initial         Applicable                       Applicable
    GMAB Term            %                         Purchase Payments
--------------------------------------------------------------------------------
   2 to 5 years          95%        Initial Purchase Payment
--------------------------------------------------------------------------------
  6 to 10 years         100%        Purchase Payments received during first
                                    Contract Year
--------------------------------------------------------------------------------
  11 to 15 years        105%        Purchase Payments received during first two
                                    Contract Years
--------------------------------------------------------------------------------
(1) As noted above, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect.
--------------------------------------------------------------------------------


      If you make Purchase Payments that are not included in "applicable Purchase Payments" as reflected in the above table, you will pay a higher Rider charge to the extent that your Contract Value is increased by such additional Purchase Payments. Also, to the extent that your Contract Value is increased by such Purchase Payments, you are less likely to realize any benefit under the GMAB, because it is less likely that your Contract Value will be less than the GMAB amount on the last day of the GMAB Term. Before making Purchase Payments that are not included in "applicable Purchase Payments" as reflected in the above table, you should consider that: (i) the GMAB amount is based on "applicable Purchase Payments" only and is not increased by other Purchase Payments, (ii) any Purchase Payments other than "applicable Purchase Payments" make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined, and (iii) this Rider may not make sense for you if you intend to make Purchase Payments, other than "applicable Purchase Payments."

      You may elect a new GMAB Term at the end of the initial or any subsequent GMAB Term by notifying the Company in writing at least 60 days prior to the close of the current GMAB Term. Your written notice must specify the length of the new GMAB Term, which may be a period of two to 15 years (no partial years are permitted). The new GMAB Term will start on the Valuation Date

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

following the close of the prior GMAB Term and will end on the applicable anniversary of the start date. The Company reserves the right to increase your Rider charge if you elect a new GMAB Term, effective at the start of such new GMAB Term. See "Rider Charge."

      You should select an initial GMAB Term based upon when you expect to need access to your Contract Value for retirement. If you select an initial GMAB Term that closes before your retirement date and, as a result, you elect a new GMAB Term, you should consider that the Company may increase your Rider charge if you elect a new GMAB Term and guarantees a higher percentage of your Purchase Payments if you select a longer initial GMAB Term, as set forth in the table above. For example, an initial GMAB Term of seven years provides a GMAB based upon 100% of Purchase Payments received within the first Contract Year, which may be more beneficial than a combined initial GMAB Term of two years and new GMAB Term of five years, which results in a GMAB based upon 95% of the initial Purchase Payment and 95% of Contract Value at the start of the new GMAB Term, respectively.

      If you elect a new GMAB Term, the Company will apply an additional amount to your Contract if Contract Value at the close of the new GMAB Term is less than the GMAB amount (as defined below). The additional amount will be equal to the difference between the Contract Value at the close of the new GMAB Term and the GMAB amount on that date. The GMAB amount is equal to the applicable percentage of the applicable amount, as set forth in the table below, reduced by a pro rata adjustment for any withdrawals during the new GMAB Term, as discussed above.


--------------------------------------------------------------------------------
                  GMAB Amount for New GMAB Term
              (Before Adjusting for Withdrawals)(1)
--------------------------------------------------------------------------------
      New        Applicable
   GMAB Term         %          Applicable Amount
--------------------------------------------------------------------------------
2 to 5 years         95%      Contract Value(2)
--------------------------------------------------------------------------------
6 to 10 years       100%      Contract Value(2) plus Purchase Payments received
                              during first year of new GMAB Term
--------------------------------------------------------------------------------
11 to 15 years      105%      Contract Value(2) plus Purchase Payments received
                              during first two years of new GMAB Term
--------------------------------------------------------------------------------
(1) As noted above, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect.

(2) Contract Value as of the close of business on the first day of the new GMAB Term.
--------------------------------------------------------------------------------


      You may terminate the GMAB prior to the close of the GMAB Term and start the GMWB by sending the Company a written notice to that effect. Upon receipt of such notice, the Company will set the Benefit Amount under the GMWB equal to Contract Value on the date of receipt of such notice and will terminate the GMAB without payment of any additional amount.

      The GMAB will terminate automatically if it is adjusted to equal $0 as a result of a withdrawal, upon expiration of a GMAB Term without election of a new GMAB Term or upon termination of the Rider as discussed below. Upon termination, the GMAB may not be reinstated by Purchase Payments or otherwise. If the GMAB is terminated prior to the close of any GMAB Term, the Contract will not be eligible for payment of any additional amount at the close of that GMAB Term.


      Guaranteed Minimum Withdrawal Benefit ("GMWB"). Subject to certain conditions, the GMWB is a benefit under which the Company guarantees that you may make withdrawals of up to a specified amount each year ("Annual Withdrawal Amount") during the GMWB Term until the Remaining Benefit Amount is reduced to $0, regardless of the amount of Contract Value available for withdrawal. The "Benefit Amount" is equal to Contract Value at the close of the final GMAB Term, including any additional amount applied to your Contract at the end of the final GMAB Term, or, if you elected early termination of a GMAB Term, Contract Value on the date the Company received notice of such termination. The Benefit Amount is reduced as you take withdrawals each year, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount." The GMWB is not available until the close of the final GMAB Term, and your Benefit Amount is based upon the amount of your Contract Value at the close of the final GMAB Term.


      The "Annual Withdrawal Amount" initially is equal to 5% of the Benefit Amount. The Annual Withdrawal Amount is adjusted in the event you make additional Purchase Payments during the GMWB Term or make withdrawals in excess of the Annual Withdrawal Amount during the GMWB Term, or elect a Reset, as discussed below.

      If you do not take the Annual Withdrawal Amount during a year during the GMWB Term, you may not carry over any unused Annual Withdrawal Amounts for that year to subsequent GMWB Years; however, your Remaining Benefit Amount is not reduced during years in which no withdrawals are made. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the GMWB Year. You can continue to take up to the Annual Withdrawal Amount each GMWB Year until the Remaining Benefit Amount is depleted.


      If you take more than the Annual Withdrawal Amount in a GMWB Year, the Company will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount will be lower in the future. Withdrawals under this Rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes; provided, however, that no withdrawal

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

charge applies to withdrawals of amounts during a GMWB Year that do not exceed the Annual Withdrawal Amount. Any withdrawal up to the Annual Withdrawal Amount in a GMWB Year reduces the Free Withdrawal amount otherwise available in that GMWB Year. Please see the discussion under "Contingent Deferred Sales Charge." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."



      The Annual Withdrawal Amount will remain the same each GMWB Year unless you make additional Purchase Payments, or withdraw more than the Annual Withdrawal Amount during a GMWB Year or elect to Reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made during the GMWB Term, the Annual Withdrawal Amount will increase by an amount equal to 5% of the Purchase Payment, and the Remaining Benefit Amount will increase by an amount equal to 100% of the Purchase Payment. The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing (1) the excess withdrawal amount, including any applicable withdrawal charges and premium taxes, by (2) Contract Value immediately prior to the withdrawal after deduction of any Annual Withdrawal Amount included in the withdrawal.



      Reset. After the fifth anniversary of the Valuation Date immediately following the close of the final GMAB Term, you may elect to Reset the Remaining Benefit Amount to an amount equal to Contract Value on the Reset Date and the Annual Withdrawal Amount to 5% of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the Reset amount. Once a Reset election has been made, you may not elect another Reset until a Valuation Date that occurs after the fifth anniversary of the prior Reset Date. The Company reserves the right to require that you effect any Reset on a Contract Anniversary and the Rider charge may be increased in the event that you elect a Reset. See "Rider Charge."



      After the Company effects a Reset, the Remaining Benefit Amount and Annual Amount shall be adjusted by any subsequent Purchase Payments and/or withdrawals as described above. Also, a new GMWB Year shall begin upon Reset and subsequent GMWB Years shall be measured from the most recent Reset Date.



      Termination. This Rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that GMWB Year, (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person; provided, however, that if the surviving spouse of the deceased Owner has not yet attained age 80 as of the date of the Owner's death and elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue; or (6) the date of the Company's receipt of notice that you have terminated the investment management services provided by the Investment Adviser, including automatic termination of the Investment Adviser's services as a result of your transfer of Contract Value before the Annuity Date, implementation of a Dollar Cost Averaging or Asset Reallocation Option, change in Purchase Payment allocation, or Subaccount restrictions that do not meet the Investment Adviser's minimum investment criteria. See the discussion under "Transfers of Contract Value," Dollar Cost Averaging Option," "Asset Reallocation Option," "Allocation of Purchase Payments" and "Rider Benefits - Asset Allocation." Upon termination of the Rider, the Owner will no longer be entitled to GMAB or GMWB benefits, and no Rider charge will be deducted.


      This Rider may not be reinstated by Purchase Payments or Reset after termination; provided, however, that the Company reserves the right to allow reinstatement of the Rider after automatic termination resulting from the Owner's termination of the Investment Adviser. The Company reserves the right to increase your Rider charge if you elect to reinstate the Rider, effective on the date the Rider is reinstated. See "Rider Charge." At the time of any such reinstatement, the Owner will be required to elect a GMAB Term of two to 15 years and the Company will determine the GMAB as described above for a new GMAB Term; provided that the applicable amount will be Contract Value on the date the Rider is reinstated rather than as of the close of the prior GMAB Term.

      If the surviving spouse has not yet attained age 80 as of the date of the Owner's death and elects to continue the Rider, then the provisions of the Rider will continue, unless otherwise terminated, and no death benefit will be paid under the Contract in connection with the death of the Owner. The option to continue the Rider is available only upon the first death of any Owner and is not available upon the death of the surviving spouse.

      If the surviving spouse is age 80 or older as of the date of the Owner's death, the Rider shall terminate effective on that date.

      Investment Adviser. The Company and the Investment Adviser have entered into an agreement whereby the Investment Adviser has authorized the Company to make available to Owners the Investment Adviser's services, and the Company has agreed to guarantee the Investment Adviser a minimum annual amount of aggregate Investment Adviser charges. The Company does not impose any limitations on the Investment

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

Adviser's management of Contract Value, or the Subaccounts to which the Investment Adviser may allocate Contract Value. The Investment Adviser plans to review the allocation of your Contract Value at a minimum on a quarterly basis and may change your allocation to the various Subaccounts on a quarterly or more frequent basis. You may impose reasonable restrictions on the Investment Adviser's management of your Contract Value at any time by instructing the Investment Adviser not to allocate your Contract Value to a particular Subaccount or Subaccounts. The Investment Adviser does not guarantee the results of any advice or recommendation provided in connection with your Contract Value. More information about the Investment Adviser and the advisory relationship will be provided at the time you engage the Investment Adviser to provide the investment management services. A description of how the Investment Adviser selects your asset allocation is set forth under "Asset Allocation" below.


      While the Investment Adviser is engaged to provide investment management services to you, you may not transfer Contract Value among the Subaccounts before the Annuity Start Date, elect the Asset Reallocation Option or the Dollar Cost Averaging Option, change your Purchase Payment allocation, or instruct the Investment Adviser to manage your Contract Value in a manner that is inconsistent with the Investment Adviser's minimum investment criteria. If you do any of these things, the Investment Adviser's services and the Rider will be automatically terminated.


      The Investment Adviser and the Company are not affiliated. The Investment Adviser provides no services to the Owner other than those described in the advisory agreement between the Owner and the Investment Adviser. The Investment Adviser may allocate your Contract Value to Subaccounts that invest in Underlying Funds that are advised by Security Management Company, LLC, an affiliate of the Company. To the extent that the Investment Adviser allocates Contract Value to such Subaccounts, Security Management Company and its affiliates, including the Company, will receive a financial benefit. However, the Company has not reserved any right to direct, and will not interfere with, Investment Adviser's management of Contract Value on behalf of Owners. You should be aware, however, of this potential financial benefit to the Company. The Company also may benefit to the extent that the Investment Adviser allocates Contract Value to those Subaccounts that pose less risk as such allocation could reduce the likelihood that the Company will be required to make payments in connection with the Rider benefits described above. However, as noted above, the Company has no understanding with the Investment Adviser, or right under the terms of its agreement with the Investment Adviser or otherwise, to direct the Investment Adviser's allocation of Contract Value.

      Asset Allocation. The factors that the Investment Adviser uses in selecting allocations for your Contract Value depend on the information that you provide to the Investment Adviser. If the Investment Adviser receives only your GMAB Term, which is based upon when you expect to need access to your Contract Value for retirement, the Investment Adviser will select a target asset allocation based on that information. Other factors that, if provided, will have a bearing on the asset allocation are your answers to a risk questionnaire and any additional information solicited, such as information about assets held in accounts outside of the Contract and annual salary.

      When applying for the Contract, you complete an enrollment form that asks for your GMAB Term and any fund restrictions and states that you may provide additional information to the Investment Adviser through the web site. Even if additional information is provided, the primary determinant of the asset allocation for your Contract Value is your GMAB Term. For example, an Owner selecting a 5-year time horizon will be assigned an asset allocation target of 40% stocks, 50% bonds, and 10% cash. The table below identifies the target asset allocation percentages associated with time horizons of two to 15 years that currently are used for the Contract.

----------------------------------
GMAB Term
 in Years   Stocks   Bonds   Cash
---------------------------------
    1         25%     63%     13%
---------------------------------
    2         28%     60%     12%
---------------------------------
    3         32%     57%     11%
---------------------------------
    4         36%     53%     11%
---------------------------------
    5         40%     50%     10%
---------------------------------
    6         44%     47%      9%
---------------------------------
    7         48%     43%      9%
---------------------------------
    8         52%     40%      8%
---------------------------------
    9         56%     37%      7%
---------------------------------
   10         60%     33%      7%
---------------------------------
   11         64%     30%      6%
---------------------------------
   12         68%     27%      5%
---------------------------------
   13         72%     23%      5%
---------------------------------
   14         76%     20%      4%
---------------------------------
   15+        80%     17%      3%
--------------------------------------------------------------------------------
The target asset allocations above are subject to change from time to time by the Investment Adviser.
--------------------------------------------------------------------------------


      It is important to note that the amounts actually allocated to Underlying Funds in each asset class will often deviate from these target amounts. This is because the Underlying Funds typically do not invest 100% of their assets in a particular asset class. For example, a stock fund typically will have some cash exposure, and the Investment Adviser will take this into account by allocating a greater

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

percentage to stock Underlying Funds than the target stock percentage in the table above. In addition, given that a stock fund's cash exposure will vary, an Owner's actual asset allocation will also vary, although these variances are expected to be small.


      As noted above, Owners may answer a risk tolerance questionnaire designed to assess their attitudes toward investment risk and may provide additional personal information, including outside accounts that they may have and the underlying holdings of each such account. This information will affect the Owner's target asset allocation. If, for example, the Owner indicated a low level of risk tolerance when completing the risk questionnaire, the Investment Adviser's process is such that it would reduce the amount of stock it recommended by up to 5% relative to the target above. If the Owner indicated a more aggressive risk profile, the Investment Adviser would increase the recommended stock allocation by up to 5%. If the Owner identified outside accounts, the Investment Adviser would bias its recommendation (also up to 5%) away from exposure to the asset class of the holdings in the outside accounts so as to avoid substantial overexposure to either stocks or bonds.

      As noted above, you may impose reasonable restrictions on the Investment Adviser's management of your Contract Value by instructing the Investment Adviser not to allocate your Contract Value to a particular Subaccount or Subaccounts. However, the remaining Subaccounts must meet the Investment Adviser's minimum investment criteria in order for it to provide an allocation. The Investment Adviser's minimum investment criteria require that Subaccounts are available in each of the major asset classes after effecting the Owner's Subaccount restrictions. If your Subaccount restrictions do not meet the Investment Adviser's minimum investment criteria, we will contact you to determine whether you would like to change your Subaccount restrictions so that the Investment Adviser can provide an allocation. If you do not adjust your Subaccount restrictions so that the remaining Subaccounts meet the Investment Adviser's minimum investment criteria, the Investment Adviser will not provide investment management services, and the Rider will automatically terminate. In that event, you may elect to continue the Contract without the Rider, you may surrender the Contract for its Withdrawal Value or, if the restrictions were included in your initial enrollment form, you may exercise your Free-Look right. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon withdrawals made prior to the Owner attaining age 59 1/2. See also "Contingent Deferred Sales Charge" and "Premium Tax" for information concerning charges that may be imposed upon withdrawals. See "Free-Look Right" for more information concerning your right to return the Contract within the Free-Look Period.

Waiver of Withdrawal Charge--Hardship -- The Contract makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require you to provide proof of hardship, which is satisfactory to the Company.

Effective as of the date of the first withdrawal under the terms of this waiver provision, no additional Purchase Payments may be made to the Contract.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $25,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.

      If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. If you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, you may wish to allocate your initial Purchase Payment to the Dreyfus General Money Market Subaccount. Shortly after your Contract is issued, the Investment Adviser will provide to the Company the allocation for your initial and future Purchase Payments, and the Company will transfer your Contract Value from the Dreyfus General Money Market Subaccount (or other Subaccount(s) selected) to the allocation specified by the Investment Adviser. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received from the Investment Adviser, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives consist of the Subaccounts.

      If you terminate the Investment Adviser's services, the Company will continue to allocate Purchase Payments based upon the most recent instructions received from the Investment Adviser until we receive updated instructions from you.

      You, or the Investment Adviser if you have engaged its services, may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you or, if appropriate, the Investment Adviser, submit a change in instructions to the Company. You, or the Investment Adviser if you have engaged its services, also may make changes in your Purchase Payment allocation by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. Transfers of Contract Value among the Subaccounts are permitted in the manner described in "Transfers of Contract Value."

      If you have engaged the Investment Adviser, any change by you of your Purchase Payment allocation will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

Dollar Cost Averaging Option -- The Contract makes available a Dollar Cost Averaging Option. However, if you have engaged the Investment Adviser, your election of this Option will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

      If you no longer wish to maintain the Investment Adviser's services and the Rider benefits, you may elect this Option as described below.

      Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. There is no minimum amount of Contract Value required to initiate the Dollar Cost Averaging Option.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently, nor does it plan to in the future, charge a fee for this option.

Asset Reallocation Option -- The Contract makes available an Asset Reallocation Option. However, if you have engaged the Investment Adviser, your election of this Option will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

      If you no longer wish to maintain the Investment Adviser's services and the Rider benefits, you may elect this Option as described below.

      Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

Transfers of Contract Value -- If you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, the Investment Adviser may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

Office before the Annuity Start Date. The Investment Adviser may make transfers by telephone if the proper form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You also may transfer Contract Value among the Subaccounts upon proper written or telephone request to the Company's Administrative Office both before and after the Annuity Start Date; however, if you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, any such transfer of Contract Value before the Annuity Start Date will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate. See "Rider Benefits."

      The Company effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut- Off Times." The Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Number of
                                                                                                                        Round Trip
                                                       Subaccount                                                      Transfers(1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                             Unlimited
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology,          4
Calamos(R) Growth, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman Sachs Emerging Markets Equity,
Goldman Sachs Government Income, Lehman Brothers Core Bond, Neuberger Berman Partners, Neuberger Berman Socially
Responsive Portfolio, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Security Alpha Opportunity,
Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security Income
Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security
Small Cap Growth, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income
------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth, American Century           2
Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative,
American Century Strategic Allocation: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                                                                        2(2)
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                               1
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Real Estate, Fidelity(R) Advisor Value Strategies                   1(2)
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Technology, RS Value, T. Rowe Price           1(3)
Capital Appreciation, T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo           1(4)
Advantage Opportunity, and Wells Fargo Advantage Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                                                                                                                1(5)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier Strategic Value                                                  1(6)
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company*                                                  1(7)
------------------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

*You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).


      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.


      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o     Charges assessed in connection with the Contract.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the annual mortality and expense risk charge under the Contract of 1.10%, and (5) the annual administration charge under the Contract of 0.15%.

      The mortality and expense risk charge and the administration charge are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the Rider charge and Investment Adviser charge on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Rider charge and Investment Adviser charge from this monthly dividend upon its reinvestment in the Subaccount. Each of the Rider charge and Investment Adviser charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Rider charge and Investment Adviser charge, and your Contract Value will be reduced in the amount of such charges upon reinvestment of the Subaccount's

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------

monthly dividend. The Company does not assess a Rider charge or Investment Adviser charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Rider charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Rider charge and Investment Adviser charge are deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than nine years), and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal and/or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than nine years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal charge and premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charge be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge and/or premium tax charge. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made from Purchase Payments that have been held in the Contract for less than nine years and may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge."

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------

Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge and/or premium tax, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary and Annuitant or Joint Annuitants, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. The amount of the death benefit generally will be the greater of:

1. The sum of all Purchase Payments, less any reductions caused by previous withdrawals, including withdrawal charges, or

--------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

      If due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If an Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the GMWB, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                      -----------------------------------
                      Purchase Payment Age    Withdrawal
                           (in years)           Charge
                      -----------------------------------
                              1                   8%
                              2                   8%
                              3                   7%
                              4                   6%
                              5                   5%
                              6                   4%
                              7                   3%
                              8                   2%
                              9                   1%
                        10 and over               0%
                      -----------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 1.10%, on an annual basis, of each Subaccount's average daily net assets.

      These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, during the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amount set forth above. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


Rider Charge -- The Company deducts a monthly charge for the risks assumed by the Company under the Rider in an amount equal to 0.43%, on an annual basis, of your Contract Value. The Company will deduct the Rider charge while the Rider is in force. (See "Rider Benefits" for a discussion of the circumstances under which the Rider will terminate.) The Company reserves the right to increase the charge for this Rider upon election of a Reset or a new GMAB Term, or upon reinstatement of the Rider, as discussed under "Rider Benefits." However, the Company guarantees the Rider charge upon increase will not exceed 1.50% on an annual basis. The Company determines the amount of the monthly Rider charge by dividing the annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted.



Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.



Investment Adviser Charge -- As a condition of the Rider, you are required to engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for such services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment Adviser charge is not specified or fixed under the terms of the Contract and is subject to change by the Investment Adviser; provided, however, that the Company guarantees that the charge will not exceed 0.50% on an annual basis. The Company will deduct the Investment Adviser charge on a monthly basis and promptly pay such amounts to the Investment Adviser. The Company determines the amount of the monthly Investment Adviser charge by dividing the

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted. The Company will stop assessing the monthly Investment Adviser charge upon receipt of notice from you or Investment Adviser that you have terminated Investment Adviser's services. In addition, the Rider will automatically terminate upon the Company's receipt of notice of such termination. See "Rider Benefits."


Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the Rider charge will not exceed 0.43% (1.50% upon election of a Reset or new GMAB Term or upon reinstatement) of Contract Value.


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Variable annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. The annuity rates for Option 7 reflect the assumed interest rate of 3.5%, compounded annually, and the length of the period certain without reference to the mortality table. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge and premium tax charge. The Company handles a full or partial withdrawal under Annuity Options 5 and 6 as described under "Full and Partial Withdrawals" for withdrawals of Contract Value prior to the Annuity Start Date.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 -- Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed

--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

--------------------------------------------------------------------------------
                                       40

--------------------------------------------------------------------------------

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax conesquences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional

Retirement Program -- If you are a participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the

--------------------------------------------------------------------------------
                                       41

--------------------------------------------------------------------------------
selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the

--------------------------------------------------------------------------------
                                       42

--------------------------------------------------------------------------------

calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.



      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.


      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.


      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not

--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------

be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.




      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for 2008 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations.. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.



      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. Consult a tax advisor.




      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax

--------------------------------------------------------------------------------
                                       45

--------------------------------------------------------------------------------

adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.


      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.


Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

--------------------------------------------------------------------------------
                                       46

--------------------------------------------------------------------------------
Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.


State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.


Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or

--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------

Security Distributors, Inc.'s ability to perform its contract with the Separate Account.


      The Company and Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), have been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously. The Company does not believe that these claims are likely to have a material adverse effect on SDI's ability to perform its duties as principal underwriter of the Contract.


Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.




      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2007, 2006, and 2005, the commission amounts paid in connection with all variable annuity contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. The Company on behalf of SDI pays commissions to Selling Broker-Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 8% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.75% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials, however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she

--------------------------------------------------------------------------------
                                       48

--------------------------------------------------------------------------------

works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. The Company also pays some or all of the following sales expenses: advertising expenses, sales representative training allowances, and all other expenses of distributing the Contract. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.


Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.


      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also become extremely low and possibly negative.


--------------------------------------------------------------------------------
                                       49

--------------------------------------------------------------------------------

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, Rider charge, investment adviser charge, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until November 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007 or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information for the NEA Valuebuilder Retirement Income Director Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES
ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE RIDER CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)

   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

Objectives and  Strategies  for Underlying  Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------


More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus. A prospectus may be obtained by calling 1-800-NEA-VALU.

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund          Class A       Long-term growth of capital              Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1173
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund             Class A       Long-term capital growth                 Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1174
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                 Class A       Long-term growth of capital              Invesco Aim Advisors, Inc.
Growth Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1175
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core              Class A       Long-term growth of capital              Invesco Aim Advisors, Inc.
Equity Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1176
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap                 Class A       Long-term growth of capital              Invesco Aim Advisors, Inc.
Growth Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1177
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund           Class A       Capital growth                           Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1178
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          To provide current income                American Century Investment Management, Inc.
Equity Income Fund                                                                   4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                 American Century Investment Management, Inc.
Heritage Fund                                                                        4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Capital growth                           American Century Global
International                                                                        Investment Management, Inc.
Growth Fund                                                                          666 3rd Ave, 23rd Floor
                                                                                     New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                 American Century Investment Management, Inc.
Select Fund                                                                          4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                 American Century Investment Management, Inc.
Strategic Allocation:                                                                4500 Main Street
Aggressive                                                                           Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Current income                           American Century Investment Management, Inc.
Strategic Allocation:                                                                4500 Main Street
Conservative                                                                         Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth, with           American Century Investment Management, Inc.
Strategic Allocation:                       some income.                             4500 Main Street
Moderate                                                                             Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                               Long-term capital appreciation           Ariel Capital Management, LLC
                                                                                     200 East Randolph Drive, Suite 2900
                                                                                     Chicago, IL 60601-6536
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum                 Class N       Long-term total return through           Aston Asset Management LLC
Mid Cap                                     capital appreciation by investing        161 N. Clark Street, 12th Floor
                                            primarily in common and preferred        Chicago, IL 60601
                                            stocks and convertible securities        (Investment Adviser)

                                                                                     Optimum Investment Advisors, LLC
                                                                                     100 South Wacker Drive, Suite 2100
                                                                                     Chicago, IL 60606
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth Fund        Class A       Long-term capital growth                 Calamos(R) Advisors LLC.
                                                                                     2020 Calamos Court
                                                                                     Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth and         Class A       High long-term total return through      Calamos(R) Advisors LLC.
Income Fund                                 growth and current income                2020 Calamos Court
                                                                                     Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield         Class A       Highest level of current income          Calamos(R) Advisors LLC.
                                            obtainable with reasonable risk          2020 Calamos Court
                                                                                     Naperville, IL 60564
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                        Long-term capital growth                 The Dreyfus Corporation
Fund, Inc.                                                                           200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General               Class B       High level of current income as is       The Dreyfus Corporation
Money Market Fund                           consistent with preserving capital       200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap                              To surpass the performance of the        The Dreyfus Corporation
Value Fund                                  Russell Midcap Value Index               200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier               Class A       Capital appreciation                     The Dreyfus Corporation
Strategic Value Fund                                                                 200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap              Class A       Long-term capital appreciation           Quantitative Management Associates LLC
Core Equity                                                                          100 Mulberry Street
                                                                                     Gateway Center 2
                                                                                     Newark, NJ 07102-4056
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                Class A       Current income consistent with           Federated Investment Management Company
                                            preservation of capital                  Federated Investors Tower
                                                                                     1001 Liberty Avenue
                                                                                     Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                     Fidelity Management & Research Company
Dividend Growth Fund                                                                 82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Above-average income and long-           Fidelity Management & Research Company
Real Estate Fund                            term capital growth                      82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                     Fidelity Management & Research Company
Value Strategies Fund                                                                82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       Long-term capital appreciation           Goldman Sachs Asset Management, LP
Emerging Markets Equity                                                              32 Old Slip
                                                                                     New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       High level of current income,            Goldman Sachs Asset Management, LP
Government Income                           consistent with safety of principal      32 Old Slip
                                                                                     New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH          Class S       Seeks long- term growth of capital       Janus Capital Management
Risk-Managed Core                                                                    151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser                 Class S       Seeks long-term growth of capital        Janus Capital Management
International Growth                                                                 151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus          Class A       Long-term growth of capital              Jennison Associates, L.L.C.
                                                                                     466 Lexington Avenue
                                                                                     New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Jennison Small                Class A       Capital growth                           Jennison Associates, L.L.C.
Company                                                                              466 Lexington Avenue
                                                                                     New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers             NB Investor     Maximize total return through a          Neuberger Berman Management Inc.
Core Bond                                   combination of income and capital        605 Third Avenue, 2nd Floor
                                            appreciation                             New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Lehman Brothers Asset Management LLC
                                                                                     190 S. LaSalle
                                                                                     Chicago, IL 60603
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Advisor       Growth of capital                        Neuberger Berman Management Inc.
Partners                                                                             605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Trust        Long-term growth of capital by           Neuberger Berman Management Inc.
Socially Responsive                         investing primarily in securities of     605 Third Avenue, 2nd Floor
                                            companies that meet the Fund's           New York, NY 10158-3698
                                            financial criteria and social policy     (Investment Adviser)

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond            Class R       Maximum total return, consistent         Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                        with preservation of capital and         840 Newport Center Drive, Suite 100
                                            prudent investment management            Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund         Class A       Maximum total return, consistent         Pacific Investment Management Company LLC
                                            with preservation of capital and         840 Newport Center Drive, Suite 100
                                            prudent investment management            Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity             Service       Long term growth of capital              Royce & Associates, LLC
                                                                                     1414 Avenue of the Americas
                                                                                     New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
Royce Value                   Service       Long term growth of capital              Royce & Associates, LLC
                                                                                     1414 Avenue of the Americas
                                                                                     New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
RS Technology                 Class A       Long-term capital appreciation           RS Investment Management Co. LLC
(formerly RS                                                                         388 Market Street
Information Age)                                                                     San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
RS Value                      Class A       Long-term capital appreciation           RS Investment Management Co. LLC
                                                                                     388 Market Street
                                                                                     San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha                Class A       Long-term growth of capital              Security Investors, LLC
Opportunity                                                                          One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Mainstream Investment Advisers, LLC
                                                                                     101 West Spring Street, Suite 401
                                                                                     New Albany, IN 47150-3610
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Capital              Class A       High level of income.                    Security Investors, LLC
Preservation Fund                                                                    One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified          Class A       High level of interest income with       Security Investors, LLC
Income Fund                                 security of principal                    One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)       Class A       Long-term growth of capital              Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Global Fund          Class A       Long-term growth of capital              Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Security Global Investors, LLC
                                                                                     Two Embarcadero Center, Suite 2350
                                                                                     San Francisco, CA 94111
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Income               Class A       High level of current income             Security Investors, LLC
Opportunity Fund                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Four Corners Capital Management, LLC
                                                                                     515 S. Flower Street, Suite 4310
                                                                                     Los Angeles, CA 90071-2222
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Security Large                Class A       Long-term growth of capital              Security Investors, LLC
Cap Value Fund                                                                       One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap              Class A       Capital appreciation                     Security Investors, LLC
Growth Fund                                                                          One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid                  Class A       Long-term growth of capital              Security Investors, LLC
Cap Value Fund                                                                       One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund       Class A       Long-term growth of capital              Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Small                Class A       Long-term growth of capital              Security Investors, LLC
Cap Growth Fund                                                                      One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     RS Investment Management L.P.
                                                                                     388 Market Street
                                                                                     San Francisco, CA 94111
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital         Advisor       Long-term capital appreciation by        T. Rowe Price
Appreciation                                investing primarily in common            100 East Pratt Street
                                            stocks.                                  Baltimore, MD 21202-1090
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                 Class R       Long-term capital growth and             T. Rowe Price
Growth Stock                                increasing dividend income through       100 East Pratt Street
                                            investing in common stocks of well-      Baltimore, MD 21202-1090
                                            established companies.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive         Class A       Capital growth                           Van Kampen Asset Management
Growth Fund                                                                          522 Fifth Avenue
                                                                                     New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen                    Class A       Capital growth and income through        Van Kampen Asset Management
Comstock Fund                               investments in equity securities,        522 Fifth Avenue
                                            including common stocks, preferred       New York, NY 10036
                                            stocks and securities convertible
                                            into common and preferred stocks
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity             Class A       Highest possible income consistent       Van Kampen Asset Management
and Income Fund                             with safety of principal with long       522 Fifth Avenue
                                            term growth of capital as a              New York, NY 10036
                                            secondary objective
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation           Wells Fargo Funds Management, LLC
Growth Fund                                                                          525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       60

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                     Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo                   Advisor       Total return comprised of long-term      Wells Fargo Funds Management, LLC
Advantage Growth                            capital appreciation and current         525 Market Street, 12th Floor
and Income Fund                             income                                   San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Matrix Asset Advisors, Inc.
                                                                                     747 Third Avenue
                                                                                     New York, NY 10017
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation           Wells Fargo Funds Management, LLC
Opportunity Fund                                                                     525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A       Long-term capital appreciation           Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                                 525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       61

--------------------------------------------------------------------------------
                                NEA VALUEBUILDER
                   RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV



                       STATEMENT OF ADDITIONAL INFORMATION



                                DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Retirement Income Director Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.



--------------------------------------------------------------------------------
NEA 376A (R5-07)                                                     28-03763-01

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS


                                                                         Page

GENERAL INFORMATION AND HISTORY..........................................  3
   Safekeeping of Assets.................................................  3

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA.......................  3

METHOD OF DEDUCTING THE RIDER CHARGE.....................................  3


LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS....  3
   Section 403(b)........................................................  3
   Roth 403(b)...........................................................  4
   Sections 408 and 408A.................................................  4

PERFORMANCE INFORMATION..................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................  5


FINANCIAL STATEMENTS.....................................................  6



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.



SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.



ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.




The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2007 in the amount of approximately $4,850. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.



METHOD OF DEDUCTING
THE RIDER CHARGE


The mortality and expense risk charge of 1.10%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the Rider charge and Investment
Adviser charge on a monthly basis.


Each Subaccount declares a monthly dividend and the Company deducts the Rider charge and Investment Adviser charge from this monthly dividend upon its reinvestment in the Subaccount. Each of the Rider charge and Investment Adviser charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Rider charge and Investment Adviser charge. Your Contract Value will be reduced in the amount of the Rider charge and Investment Adviser Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Rider Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Rider Charge and the Investment Adviser charge for that Subaccount; provided that the Company will not deduct any Rider Charge or Investment Adviser charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.



Because the Rider terminates automatically on the Annuity Start Date, no Rider Charge or Investment Adviser charge will be deducted after the Annuity Start Date, and the mortality and expense risk charge after that date is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8. With respect to Annuity Options 5 and 6, the annual mortality and expense risk charge will remain at 1.10% after the Annuity Start Date. This charge is factored into the annuity unit values on each Valuation Date.



LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
(MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.



Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.






Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2008 is the lesser of (i) $46,000, or
(ii) 100% of the employee's annual compensation.


ROTH 403(b) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.



If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of yield for the Subaccounts, other than the Dreyfus General Money Market Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b +1)(6) - 1]
                                      ---
                                      cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).



Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the mortality and expense risk charge of 1.10%, the administration charge of 0.15%, the current Rider Charge of 0.43%, the current Investment Adviser charge of 0.12% and the contingent deferred sales charge.



Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance
Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 and the financial statements of SBL Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are


--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------


included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance
Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 and the financial statements of SBL Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.



The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Security Benefit
Mutual Holding Company)
Years Ended December 31, 2007, 2006, and 2005
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

March 3, 2008

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands)
Assets
Investments:
   Securities available-for-sale:
      Bonds                                           $ 3,942,876   $ 4,798,347
      Equity securities                                    98,379        85,565
   Bonds held-to-maturity                                  30,461        33,488
   Mutual funds                                            12,912        90,749
   Policy loans                                           100,114       101,314
   Cash and cash equivalents                               80,280        66,887
   Short-term investments                                 536,296         8,480
   Other invested assets                                   66,875        97,536
                                                      --------------------------
Total investments                                       4,868,193     5,282,366

Accrued investment income                                  39,105        45,367
Collateral held for securities lending                    105,270       179,868
Accounts receivable                                        50,578        17,052
Income taxes receivable                                        --         3,705
Reinsurance recoverable                                   519,095       508,506
Property and equipment, net                                59,436        60,106
Deferred policy acquisition costs                         346,842       463,607
Deferred sales inducement costs                           118,887       103,094
Goodwill and other intangible assets                        3,156            --
Other assets                                              107,368       103,841
Separate account assets                                 6,939,072     6,502,869
                                                      --------------------------
Total assets                                          $13,157,002   $13,270,381
                                                      ==========================

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands,
                                                         Except Share Amounts)
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values         $ 5,308,171   $ 5,514,176
   Policy and contract claims                               4,165         4,223
   Other policyholder funds                                18,093        18,439
   Accounts payable and accrued expenses                   20,006        64,925
   Income taxes payable                                     4,175            --
   Deferred income tax liability                           47,951        91,689
   Long-term debt                                         150,000       150,000
   Mortgage debt                                           42,334        44,004
   Securities lending obligation                          105,270       179,868
   Other liabilities                                       21,429        18,647
   Separate account liabilities                         6,939,072     6,502,869
                                                      --------------------------
Total liabilities                                      12,660,666    12,588,840

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding            7,000         7,000
   Additional paid-in capital                              43,631        43,631
   Accumulated other comprehensive loss                  (198,321)      (21,931)
   Retained earnings                                      644,026       652,841
                                                      --------------------------
Total stockholder's equity                                496,336       681,541

                                                      --------------------------
Total liabilities and stockholder's equity            $13,157,002   $13,270,381
                                                      ==========================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Statements of Income

                                                             Year Ended December 31
                                                         2007         2006         2005
                                                      ------------------------------------
                                                                 (In Thousands)
Revenues:
   Insurance premiums and other considerations        $   8,047    $   7,689    $   8,997
   Asset-based fees                                     163,161      152,940      131,622
   Other product charges                                 32,968       31,007       29,152
   Net investment income                                282,333      268,922      252,978
   Net realized/unrealized capital gains (losses)       (14,350)       2,542        2,342
   Other revenues                                        36,813       13,173       16,381
                                                      ------------------------------------
Total revenues                                          508,972      476,273      441,472

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances             204,983      199,383      175,876
      Benefits in excess of account balances             31,607       34,130       27,630
   Traditional life insurance benefits                      313         (704)       1,554
   Other benefits                                         2,693       (4,089)      (4,353)
                                                      ------------------------------------
   Total benefits                                       239,596      228,720      200,707

   Commissions and other operating expenses             137,412      109,167      103,931
   Amortization of deferred policy acquisition
      Costs                                              73,174       55,853       57,416
   Interest expense                                      15,670       14,862       14,968
   Other expenses                                         9,809        9,887        9,726
                                                      ------------------------------------
Total benefits and expenses                             475,661      418,489      386,748
                                                      ------------------------------------

Income before income tax (benefit) expense               33,311       57,784       54,724
Income tax (benefit) expense                             (5,901)      10,462        9,436
                                                      ------------------------------------
Net income                                            $  39,212    $  47,322    $  45,288
                                                      ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                   Accumulated
                                                     Additional       Other
                                            Common    Paid-In     Comprehensive    Retained
                                            Stock     Capital     Income (Loss)    Earnings     Total
                                           -------------------------------------------------------------
                                                                   (In Thousands)
Balance at January 1, 2005                 $ 7,000   $   43,631   $      24,884   $ 638,231   $ 713,746
   Comprehensive income:
     Net income                                 --           --              --      45,288      45,288
     Other comprehensive loss, net              --           --         (27,847)         --     (27,847)
                                                                                              ----------
   Comprehensive income                                                                          17,441
   Dividends paid                               --           --              --     (38,000)    (38,000)
                                           -------------------------------------------------------------
Balance at December 31, 2005                 7,000       43,631          (2,963)    645,519     693,187
   Comprehensive income:
     Net income                                 --           --              --      47,322      47,322
     Other comprehensive loss, net              --           --         (18,968)         --     (18,968)
                                                                                              ----------
   Comprehensive income                                                                          28,354
   Dividends paid                               --           --              --     (40,000)    (40,000)
                                           -------------------------------------------------------------
Balance at December 31, 2006                 7,000       43,631         (21,931)    652,841     681,541
   Change in accounting for income taxes        --           --              --      (1,327)     (1,327)
   Comprehensive loss:
     Net income                                 --           --              --      39,212      39,212
     Other comprehensive loss, net              --           --        (176,390)         --    (176,390)
                                                                                              ----------
   Comprehensive loss                                                                          (137,178)
   Dividends paid                               --           --              --     (46,700)    (46,700)
                                           -------------------------------------------------------------
Balance at December 31, 2007               $ 7,000   $   43,631   $    (198,321)  $ 644,026   $ 496,336
                                           =============================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                                   Year Ended December 31
                                                                              2007         2006        2005
                                                                           -----------------------------------
                                                                                       (In Thousands)
Operating activities
Net income                                                                 $   39,212   $  47,322   $  45,288
Adjustments to reconcile net income to net cash and
   cash equivalents provided by operating activities:
     Net realized/unrealized capital (gains) losses                            14,350      (2,542)     (2,342)
     Depreciation and amortization                                              4,733       4,634       4,483
     Amortization of investment premiums and discounts                         (1,997)     10,137       7,388
     Annuity and interest-sensitive life products -
        interest credited to account balances                                 204,983     199,383     175,876
     Policy acquisition costs deferred                                        (80,528)    (85,308)    (77,268)
     Amortization of deferred policy acquisition costs                         73,174      55,853      57,416
     Sales inducement costs deferred                                          (32,978)    (36,838)    (30,676)
     Amortization of sales inducement costs                                    17,185      13,234      11,501
     Net sales of mutual funds, trading                                            --       9,018         532
     Other changes in operating assets and liabilities                        (70,356)      6,494      19,459
                                                                           -----------------------------------
Net cash and cash equivalents provided by operating activities                167,778     221,387     211,657

Investing activities
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                                   958,728     524,353     761,924
   Equity securities available-for-sale                                        82,054       2,815       9,533
   Bonds held-to-maturity                                                       3,585       3,332       8,557
   Mutual funds, other than trading                                                --      35,270      42,523
   Mortgage loans                                                                  --          --         646
   Other invested assets                                                       45,138       2,890      13,251
                                                                           -----------------------------------
                                                                            1,089,505     568,660     836,434
Acquisitions of investments:
   Bonds available-for-sale                                                  (330,821)   (515,608)   (878,879)
   Equity securities available-for-sale                                       (17,612)    (14,654)    (16,591)
   Mutual funds, other than trading                                                --        (793)    (36,401)
   Other invested assets                                                      (11,907)    (24,537)    (51,023)
                                                                           -----------------------------------
                                                                             (360,340)   (555,592)   (982,894)

Net purchases of property and equipment                                        (3,748)     (1,615)     (1,638)
Net purchases of goodwill and intangible assets                                (3,176)         --          --
Net purchases of short-term investments                                      (520,480)    (33,582)         --
Net (increase) decrease in policy loans                                         1,200      (5,532)     (3,173)
                                                                           -----------------------------------
Net cash and cash equivalents provided by (used in) investing activities      202,961     (27,661)   (151,271)

                     Security Benefit Life Insurance Company
                                And Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                     Year Ended December 31
                                                                 2007         2006        2005
                                                             ------------------------------------
                                                                         (In Thousands)
Financing activities
Payments on mortgage debt                                    $    (1,670)  $  (1,562)  $  (1,460)
Dividends paid                                                   (46,700)    (40,000)    (38,000)
Cash received on reinsurance of block of business                105,083          --          --
Deposits to annuity account balances                             607,083     554,400     634,893
Withdrawals from annuity account balances                     (1,021,142)   (727,941)   (624,113)
                                                             ------------------------------------
Net cash and cash equivalents used in financing activities      (357,346)   (215,103)    (28,680)
                                                             ------------------------------------

Increase (decrease) in cash and cash equivalents                  13,393     (21,377)     31,706
Cash and cash equivalents at beginning of year                    66,887      88,264      56,558
                                                             ------------------------------------
Cash and cash equivalents at end of year                     $    80,280   $  66,887   $  88,264
                                                             ====================================

Supplemental disclosures of cash flow information
Cash paid (recovered) during the year for:
   Interest                                                  $    15,584   $  14,846   $  15,210
                                                             ====================================

   Income taxes                                              $    (1,921)  $  (3,696)  $   9,322
                                                             ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

Basis of Presentation

The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, Security Investors, LLC (SI) (formerly Security Management Company, LLC) and Security Global Investors, LLC (see Note 10). Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2007. As of December 31, 2006, minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standard (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of Emerging Issues Task Force (EITF) 03-1. FSP FAS 115-1 and FAS 124-1 addresses (1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 was for the reporting periods that began after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No.159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

Investments

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses) in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $58.1 million and $84.7 million at December 31, 2007 and 2006, respectively. During 2007, 2006, and 2005, the Company included $3.6 million, $6.3 million, and $2.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument.
Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs of the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized capital gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangible Assets

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                        2007       2006
                                                       ------------------
                                                         (In Thousands)

      Land                                             $   450   $   450
      Land improvements                                    539       539
      Data processing equipment                            495       399
      Computer software                                 18,155    18,148
      Other                                              1,859     1,761
      Building                                          54,978    52,139
      Furniture                                          7,394     6,687
                                                       ------------------
                                                        83,870    80,123
      Less accumulated depreciation                     24,434    20,017
                                                       ------------------
                                                       $59,436   $60,106
                                                       ==================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2007, related to the noncancelable portion of the lease are $955,000 annually for years 2008 through 2012 and $4,220,000 thereafter.

Business Owned Life Insurance

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $78,350,000 and $74,089,000 at December 31, 2007 and 2006, respectively, with the change in value of $4,261,000, $3,390,000, and $3,310,000, for 2007, 2006, and 2005, respectively, recorded in other revenues.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities  for future  policy  benefits  for  traditional  life  products  are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.8% to 10% during 2007, from 2.75% to 15% during 2006, and from 1.5% to 15% during 2005.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Revenue from third-party administration of financial services products, included as a component of other revenues, is recorded as services are performed. Revenue on conversion contracts is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2007 or 2006.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

      Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2007 and 2006, is as follows:

                                                          December 31, 2007
                                         --------------------------------------------------
                                                         Gross        Gross
                                          Amortized   Unrealized   Unrealized      Fair
                                             Cost        Gains       Losses       Value
                                         --------------------------------------------------
                                                          (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $  138,702   $      714   $      404   $  139,012
   Corporate securities                   2,231,264       19,017      225,425    2,024,856
   Mortgage-backed securities             1,665,952        7,190       15,984    1,657,158
   Asset-backed securities                  147,767          640       26,557      121,850
                                         --------------------------------------------------
Total bonds                              $4,183,685   $   27,561   $  268,370   $3,942,876
                                         ==================================================

Equity securities                        $  100,840   $      591   $    3,052   $   98,379
                                         ==================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $    1,273   $       --   $       22   $    1,251
   Corporate securities                      29,188        1,942          139       30,991
                                         --------------------------------------------------
Total bonds                              $   30,461   $    1,942   $      161   $   32,242
                                         ==================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                           December 31, 2006
                                         ---------------------------------------------------
                                                          Gross        Gross
                                          Amortized    Unrealized   Unrealized      Fair
                                             Cost         Gains       Losses       Value
                                         ---------------------------------------------------
                                                           (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $   213,950   $       63   $    2,696   $   211,317
   Corporate securities                    2,609,395       23,346       34,947     2,597,794
   Mortgage-backed securities              1,880,200        3,408       30,330     1,853,278
   Asset-backed securities                   136,834          405        1,281       135,958
                                         ----------------------------------------------------
Total bonds                              $ 4,840,379   $   27,222   $   69,254   $ 4,798,347
                                         ====================================================

Equity securities                        $    85,205   $      380   $       20   $    85,565
                                         ====================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $     1,634   $       --   $       72   $     1,562
   Corporate securities                       31,704        1,986           --        33,690
   Mortgage-backed securities                    150           --           --           150
                                         ----------------------------------------------------
Total bonds                              $    33,488   $    1,986   $       72   $    35,402
                                         ====================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                           Available-for-Sale         Held-to-Maturity
                                         -------------------------------------------------
                                         Amortized       Fair      Amortized      Fair
                                           Cost          Value        Cost        Value
                                         -------------------------------------------------
                                                          (In Thousands)
Due in one year or less                  $   76,440   $   76,206   $      551   $      554
Due after one year through five years       951,146      946,807       14,302       15,057
Due after five years through ten years      478,698      455,583       15,608       16,631
Due after ten years                         863,682      685,272           --           --
Mortgage-backed securities                1,665,952    1,657,158           --           --
Asset-backed securities                     147,767      121,850           --           --
                                         --------------------------------------------------
                                         $4,183,685   $3,942,876   $   30,461   $   32,242
                                         ==================================================

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2007 and 2006, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                                December 31, 2007
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $         --   $       --   $    74,995   $      404   $    74,995   $       404
   Corporate securities                              863,388      172,620       657,265       52,805     1,520,653       225,425
   Mortgage-backed securities                        295,137        4,692       778,624       11,292     1,073,761        15,984
   Asset-backed securities                            64,159       16,763        56,038        9,794       120,197        26,557
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $  1,222,684   $  194,075   $ 1,566,922   $   74,295   $ 2,789,606   $   268,370
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $     3,052   $    3,052   $     3,052   $     3,052
                                                =================================================================================

Fixed maturities, held-to-maturity              $     11,105   $      139   $     1,260   $       22   $    12,365   $       161
                                                =================================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                                                December 31, 2006
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $     34,059   $      366   $   171,944   $    2,330   $   206,003   $     2,696
   Corporate securities                              425,248        4,658       885,298       30,289     1,310,546        34,947
   Mortgage-backed securities                        325,654        2,701     1,243,987       27,629     1,569,641        30,330
   Asset-backed securities                            42,124          487        21,590          794        63,714         1,281
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $    827,085   $    8,212   $ 2,322,819   $   61,042   $ 3,149,904   $    69,254
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $        20   $       20   $        20   $        20
                                                =================================================================================

Fixed maturities, held-to-maturity              $         --   $       --   $     1,634   $       72   $     1,634   $        72
                                                =================================================================================

As of December 31, 2007, the Company held $2,789.6 million in available-for-sale fixed maturity securities with unrealized losses of $268.4 million. The Company's portfolio consists of fixed maturity securities where 75% are investment grade (rated AAA through BBB-) with an average price of $91 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 305 securities with a carrying value of $1,222.7 million and unrealized losses of $194.1 million reflecting an average price of $86. Of this portfolio, 66% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $166.2 million. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. Deterioration in the subprime housing sector has resulted in illiquidity and limited market price discovery for those securities. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believed these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 239 securities with a carrying value of $1,566.9 million and unrealized losses of $74.3 million. Of this portfolio, 87% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $67.1 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2007, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                              December 31, 2007
                                     ------------------------------------
                                     Amortized   Unrealized    Estimated
                                       Cost         Loss      Fair Value
                                     ------------------------------------
                                                 (In Thousands)
   Less than 12 months:
      Corporate securities           $   2,496   $    1,265   $    1,231
      Asset-backed securities           46,367       34,735       11,632
                                     ------------------------------------
                                        48,863       36,000       12,863

   Greater than 12 months:
      Asset-backed securities            4,857        2,018        2,839
                                     ------------------------------------
                                         4,857        2,018        2,839
                                     ------------------------------------
   Total                             $  53,720   $   38,018   $   15,702
                                     ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The debt securities included on the watch list are concentrated with mortgage risk, including sub-prime risk, within CDO securities. The watch list includes 10 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 29% of book value. This is in part due to a conservative position that management has taken relative to market prices for these securities in consideration of the current market conditions and the absence of actual market activity. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Interest on bonds                       $ 254,298   $   259,507   $  244,493
   Dividends on equity securities              5,550         4,648        3,177
   Dividends on mutual funds                   2,038         3,387        2,106
   Interest on policy loans                    6,215         6,053        5,798
   Interest on short-term investments         10,607         4,133        2,797
   Other                                      12,012        (1,045)         272
                                           -------------------------------------
   Total investment income                   290,720       276,683      258,643

   Less investment expenses                    8,387         7,761        5,665
                                           -------------------------------------
   Net investment income                   $ 282,333   $   268,922   $  252,978
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2007, 2006, and 2005, are as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Proceeds from sales                     $ 726,782   $   285,955   $  386,462
   Gross realized gains                        7,536         3,604        7,491
   Gross realized losses                       3,996         2,030        4,165

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2007, 2006, and 2005, consist of the following:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)
   Realized gains (losses):
      Bonds                                $   3,540   $     1,574   $    2,532
      Equity securities                           --            --          794
      Mutual funds - trading                      --            --          616
      Mutual funds - other than trading           --            --           26
      Other                                       --             3           --
                                           -------------------------------------
   Total realized gains                        3,540         1,577        3,968

   Impairments:
      Bonds                                  (20,345)           --       (1,524)
                                           -------------------------------------
   Total impairments                         (20,345)           --       (1,524)

   Holding gains (losses):
      Mutual funds - trading                      --            --         (604)
      Mutual funds - other than trading        2,240         1,883        1,513
                                           -------------------------------------
   Total holding gains                         2,240         1,883          909
                                           -------------------------------------
                                             (14,565)        3,460        3,353
   Related impact on deferred policy
      acquisition costs                          215          (918)      (1,011)
                                           -------------------------------------
   Net realized/unrealized capital
      gains (losses)                       $ (14,350)  $     2,542   $    2,342
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2007 or 2006.

At December 31, 2007 the Company had approximately $1.6 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see
Note 15).

At December 31, 2007, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest rate risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The notional amount of the swaps was $41.5 million at December 31, 2006. The liabilities had matured at December 31, 2007.

The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million at December 31, 2007 and 2006.

During the years ended December 31, 2007, 2006, and 2005, the Company recognized a net loss of $1,104,000, net gain of $296,000, and net gain of $709,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005. During the year ended December 31, 2005, the Company recognized a gain of $251,000 related to the ineffective portion of these hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2007, 2006, and 2005, the Company realized a loss of $1.6 million, $14.6 million, and $7.9 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 817 and 375 futures contracts at December 31, 2007 and 2006, respectively.

3. Deferred Policy Acquisition Costs

The following table summarizes the components of DAC for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Deferred policy acquisition costs                  $  380,236   $ 380,863
      Present value of future profits                        69,941      82,744
      Unearned premium liability                           (103,335)         --
                                                         -----------------------
      Balance at end of year                             $  346,842   $ 463,607
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  380,863   $ 330,794
         Cost deferred during the year                       80,528      85,308
         Amortized to expense during the year               (65,148)    (43,980)
         Effect of realized (gains) losses on
            amortization of deferred policy acquisition
            costs                                               215        (918)
         Effect of unrealized gains (losses)                (15,679)     10,836
         Other                                                 (543)     (1,177)
                                                         -----------------------
      Balance at end of year                             $  380,236   $ 380,863
                                                         =======================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $   82,744   $  94,617
         Imputed interest                                     5,378       6,091
         Amortization                                       (18,181)    (17,964)
                                                         -----------------------
      Balance at end of year                             $   69,941   $  82,744
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.8% and 14.8% of the December 31, 2007, deferred policy acquisition cost balance in each of the years 2008 through 2012. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the  reinsurance  transaction  entered into during 2007 (see Note
7), the Company recorded an unearned premium liability which is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2007, is presented as follows (in thousands):

      Unearned premium liability                                      $(108,113)
      Amortization                                                        4,778
                                                                      ----------
      Balance at end of year                                          $(103,335)
                                                                      ==========

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  103,094   $  79,490
         Acquisition                                         32,978      36,838
         Amortization                                       (17,185)    (13,234)
                                                         -----------------------
      Balance at end of year                             $  118,887   $ 103,094
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

                                                                 Unrealized
                                                               Gains (Losses)    Derivative
                                                               on Available-    Instruments
                                                                  for-Sale         Gains
                                                                 Securities       (Losses)       Total
                                                               -----------------------------------------
                                                                             (In Thousands)
Accumulated other comprehensive income (loss) at
   January 1, 2005                                               $   25,619     $      (735)  $   24,884
     Other comprehensive (loss) income:
       Unrealized losses on available-for-sale securities           (95,952)             --      (95,952)
       Change in fair value of derivatives                               --             494          494
       Gains reclassified into earnings from other
         comprehensive income                                         3,341              --        3,341
       Effect on deferred policy acquisition costs                   49,275              --       49,275
       Change in deferred income taxes                               15,168            (173)      14,995
                                                                 ----------------------------------------
     Total other comprehensive (loss) income                        (28,168)            321      (27,847)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2005                                                 (2,549)           (414)      (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities           (34,771)             --      (34,771)
       Gains reclassified into earnings from other
         comprehensive loss                                           3,460              --        3,460
       Effect on deferred policy acquisition costs                   10,836              --       10,836
       Change in deferred income taxes                                1,507              --        1,507
                                                                 ----------------------------------------
     Total other comprehensive loss                                 (18,968)             --      (18,968)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                                (21,517)           (414)     (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities          (187,033)             --     (187,033)
       Losses reclassified into earnings from other
         comprehensive loss                                         (14,565)             --      (14,565)
       Effect on deferred policy acquisition costs                  (15,679)             --      (15,679)
       Change in deferred income taxes                               40,887              --       40,887
                                                                 ----------------------------------------
     Total other comprehensive loss                                (176,390)             --     (176,390)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                             $ (197,907)    $      (414)  $ (198,321)
                                                                 ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Employee Benefit Plans

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Effective July 31, 2007 the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee is not fully vested as of July 1, 2007, vesting service will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. Concurrent with the curtailment of the defined benefit pension plan, the definition of pay under this plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match will be increased to 100% of the first 5% of pay. In addition, the Company will provide a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,492,000, $1,775,000, and $1,446,000 for 2007, 2006, and 2005, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,267,000, $5,323,000, and $5,097,000 for 2007, 2006, and 2005, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance

Principal reinsurance assumed transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance assumed:
         Premiums received                    $  41,164   $  48,068   $  56,729
                                              ==================================
         Commissions paid                     $   3,412   $   3,769   $   4,389
                                              ==================================
         Claims paid                          $   8,486   $   7,077   $   9,354
                                              ==================================
         Surrenders paid                      $ 210,590   $ 232,485   $ 257,327
                                              ==================================

Principal reinsurance ceded transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2007 and 1997 transfers of the Company's life insurance business to another insurer:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance ceded:
         Premiums paid                        $  75,378   $  35,317   $  36,440
                                              ==================================
         Commissions received                 $   3,272   $   3,028   $   3,238
                                              ==================================
         Claim recoveries                     $  20,629   $  21,725   $  23,966
                                              ==================================
         Surrenders paid                      $  58,888   $  13,283   $  12,951
                                              ==================================

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance (continued)

At December 31, 2007 and 2006, the Company has receivables totaling $519,095,000 and $508,506,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2007 and 2006, was $3.9 billion and $4.1 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million in addition to other related items for a total unearned premium liability of $108.1 million, which has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $3.5 million for general account liabilities reinsured at December 31, 2007, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $10.3 million.

8. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

      o Roll-Up Death Benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o Enhanced Death Benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o Combo Death Benefit provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                        2007                                 2006
                          --------------------------------------------------------------------------
                                                   Weighted                               Weighted
                           Account   Net Amount     Average      Account   Net Amount     Average
                            Value     at Risk     Attained Age    Value     at Risk     Attained Age
                          --------------------------------------------------------------------------
                                                    (Dollars in Millions)
Return of premium         $  2,490     $    6          61        $ 2,919     $   15         62
Reset                          176          1          53            178          2         52
Roll-up                        667         13          59            712         57         58
Step-up                      4,400         64          62          4,869         56         61
Combo                          249         14          66            447         27         65
                          --------------------                   -------------------
Subtotal                     7,982         98          61          9,125        157         61

Enhanced                        --          7          66             --         21         65
                          --------------------                   -------------------
Total GMDB                $  7,982     $  105          61        $ 9,125     $  178         61
                          ====================                   ===================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $5,019,000 and $4,674,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $370,000 and $736,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of income as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes

The Company files a consolidated life/non-life federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal
Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2007                                                                $    5,102
   Additions based on tax positions related to current year                                    1,556
   Reductions as a result of a lapse of the applicable statute of limitations                 (1,181)
                                                                                          -----------
Balance at December 31, 2007                                                              $    5,477
                                                                                          ===========

As of December 31, 2007, the Company has $5.5 million of gross unrecognized tax benefits. If recognized, approximately $1.3 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $71,000 for the 12 months ended December 31, 2007, and recorded a liability at December 31, 2007, of $162,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Income tax expense (benefit) consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                           2007          2006         2005
                                                        --------------------------------------
                                                                     (In Thousands)
Current                                                 $     3,880   $    (3,296)  $   2,027
Deferred                                                     (9,781)       13,758       7,409
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                            2007          2006        2005
                                                        --------------------------------------
                                                                     (In Thousands)
Federal income tax expense computed at statutory
   rate                                                 $    11,681   $    20,224   $  19,153
(Decreases) increases in taxes resulting from:
     Dividends received deduction                           (12,019)       (5,877)     (5,248)
     Credits                                                 (1,959)       (2,915)     (3,445)
     Other                                                   (3,604)         (970)     (1,024)
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

Credits primarily include low-income housing tax credits and foreign tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Net deferred income tax assets or liabilities consist of the following:

                                                            December 31
                                                         2007        2006
                                                      ----------------------
                                                          (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $  50,355   $  76,081
   Deferred loss on investments                           1,504          --
   Deferred gain on life coinsurance agreement            2,457       2,948
   Net unrealized capital loss on investments            90,011      17,378
   Other                                                  4,709       3,251
                                                      ----------------------
Total deferred income tax assets                        149,036      99,658
Valuation allowance related to unrealized loss          (40,819)     (5,660)
                                                      ----------------------
Net deferred income tax assets                          108,217      93,998

Deferred income tax liabilities:
   Deferred policy acquisition costs                    141,422     171,877
   Depreciation                                           2,539       3,074
   Deferred gain on investment                               --       1,877
   Other                                                 12,207       8,859
                                                      ----------------------
Total deferred income tax liabilities                   156,168     185,687
                                                      ----------------------
Net deferred income tax liability                     $  47,951   $  91,689
                                                      ======================

SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years and establish a valuation allowance for any portion of the deferred tax assets that it believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to unrealized capital losses that have been recognized for financial statement purposes but not for tax return purposes. Under current U.S. federal income tax law, capital losses must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Based on the current situation, the Company does not believe it will be able, either through future operations or implementing tax planning strategies to generate sufficient capital gains to enable the Company to utilize all of its deferred tax assets related to the unrealized losses. Accordingly, a $40.8 million and $5.7 million valuation allowance for deferred tax assets was established as of December 31, 2007 and 2006, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $9.4 million related to the current year's separate account DRD.

During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

10. Business Combination

On June 15, 2007, the Company acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provides the Company global asset management capabilities. The aggregate purchase price was $3.5 million. The following table summarizes the Company's initial allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                                    $   1,314
Fixed and other assets                                                   38
Intangible assets subject to amortization:
   Noncompetition agreements                                            280
Goodwill not subject to amortization                                  2,896
                                                                  ----------
                                                                      4,528
Current liabilities                                                  (1,063)
                                                                  ----------
Net assets acquired                                               $   3,465
                                                                  ==========

The goodwill will be deductible for income tax purposes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. Goodwill and Other Intangible Assets

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                          Other
                                                       Intangible
                                            Goodwill     Assets      Total
                                            ---------------------------------
                                                     (In Thousands)

Balance at January 1, 2007                  $     --    $     --    $     --
   Acquisition                                 2,896         280       3,176
   Amortization                                   --         (20)        (20)
                                            ---------------------------------
Balance at December 31, 2007                $  2,896    $    260    $  3,156
                                            =================================

The  intangible   asset  subject  to  amortization   includes  a  noncompetition
agreement. Amortization is straight-line over seven years. Impairment of the goodwill and intangibles will be evaluated annually.

The estimated amortization for the years ending December 31, 2008 through December 31, 2012, is $200,000, or $40,000 per year for each respective year-end.

12. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. Condensed Fair Value Information (continued)

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                              December 31, 2007           December 31, 2006
                                          ------------------------------------------------------
                                            Carrying        Fair        Carrying        Fair
                                             Amount        Value         Amount        Value
                                          ------------------------------------------------------
                                                              (In Thousands)
Bonds (Note 2)                            $ 3,973,337   $ 3,975,118   $ 4,831,835   $ 4,833,749
Equity securities (Note 2)                     98,379        98,379        85,565        85,565
Mutual funds                                   12,912        12,912        90,749        90,749
Policy loans                                  100,114       100,683       101,314       101,844
Business owned life insurance                  78,350        78,350        74,089        74,089
Separate account assets                     6,939,072     6,939,072     6,502,869     6,502,869
Supplementary contracts without life
   contingencies                              (15,064)      (17,591)      (16,503)      (18,093)
Individual and group annuities             (4,546,544)   (4,333,465)   (4,728,930)   (4,515,059)
Long-term debt                               (150,000)     (160,211)     (150,000)     (166,920)
Mortgage debt                                 (42,334)      (44,930)      (44,004)      (46,846)
Interest rate swaps                            (2,561)       (2,561)          952           952
Separate account liabilities               (6,939,072)   (6,939,072)   (6,502,869)   (6,502,869)

13. Commitments and Contingencies

The Company leases office space under several operating lease agreements. The leases contain escalation clauses which vary, but average at a rate of 2%. Total expense for all operating leases amounted to $134,000 during 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. Commitments and Contingencies (continued)

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $13.5 million and $21.2 million at December 31, 2007 and 2006, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2007 and 2006, the Company has reserved $1,800,000 and $1,465,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. Long-Term Debt

At December 31, 2007, the Company has access to a $143 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (4.25% at December 31, 2007). The Company had no borrowings under this line of credit at December 31, 2007. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2007.

The Company has outstanding surplus notes of $150 million at December 31, 2007 and 2006. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. Mortgage Debt

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises.
Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $25 million of other marketable securities. At December 31, 2007, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

      2008                                  $   1,786
      2009                                      1,909
      2010                                      2,042
      2011                                      2,184
      2012                                      2,537
      Thereafter                               31,876
                                            ---------
                                            $  42,334
                                            =========

16. Related-Party Transactions

The Company owns shares of affiliated mutual funds managed by SI with net asset values totaling $10,759,000 and $88,565,000 at December 31, 2007 and 2006,
respectively.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. The principal balance at December 31, 2007, was $40,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company paid $53,878,000 and $55,160,000 in 2007 and 2006, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $140,620 and $6,248,000 for the years ended December 31, 2007 and 2006, respectively.

The Company paid $46,700,000,  $40,000,000,  and $38,000,000 in dividends to SBC in 2007, 2006, and 2005, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. Accordingly, all of the revenue is collected by the Company. The Company paid $19,281,000 to se(2) during 2007 for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

17. Statutory Financial Information

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance
Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Statutory capital and surplus of the insurance operations were $604,938,000 and $574,719,000 at December 31, 2007 and 2006, respectively. Statutory net income of the insurance operations was $19,138,000, $38,890,000, and $36,079,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event

On June 28, 2007, the Company and its parent, SBC, entered into a purchase agreement to acquire 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex).

Rydex is an investment management firm that principally sponsors, advises and manages non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. Rydex also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, Rydex offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques which allow Rydex to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. Rydex currently manages 61 open-end mutual funds, 55 variable trust subaccounts and 25 exchange traded funds, with approximately $16 billion of assets under management. The business of the Company and Rydex are closely related and will afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of Rydex was determined based upon an independent appraisal and multiples of assets under management.

The transaction was effective and closed on January 17, 2008, with the aggregate purchase price of $752.1 million and estimated expenses of $14.5 million (net assets acquired of $766.6 million). The acquisition is expected to be financed by cash on hand and debt of $250 million. The sellers are financing $243.4 million on an interim basis with payments of $124.4 million and $127.1 million (including interest at 9%) due on April 17, 2008, and July 17, 2008, respectively. The Company's parent, SBC, anticipates issuing debt in the amount of $250 million to cover these payments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event (continued)

The following table summarizes the company's initial allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

   Current assets                                               $   46,900
   Fixed and other assets                                            4,800
   Intangible assets not subject to amortization:
     Management contracts                                          336,000
     Trade name                                                    240,000
   Intangible assets subject to amortization:
     Processes and technology                                       59,000
     Noncompetition agreements                                      20,000
   Goodwill not subject to amortization                             81,600
                                                                -----------
                                                                   788,300
   Current liabilities                                             (21,700)
                                                                -----------
   Net assets acquired                                          $  766,600
                                                                ===========

The weighted average amortization period is 8.7 years for the intangible assets subject to amortization. Goodwill will be deductible for income tax purposes.

On January 7, 2008, the Company acquired through an asset purchase an asset management business primarily involved in the management of large- and mid-cap growth assets. The team manages approximately $475 million in assets for institutional and retail clients. The acquisition will enhance the Company's asset management expertise in the area of large- and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition will be accounted for using the purchase method. The allocation of the purchase price to the fair value of assets and liabilities acquired has not been completed at this time. It is expected that any goodwill will be tax deductible.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................   16
Statements of Changes in Net Assets .......................................   29
Notes to Financial Statements .............................................   45

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Valuebuilder Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century
Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, Ariel Fund, Aston/Optimum Mid Cap, Calamos Growth, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Dryden Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Lehman Brothers Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Royce Opportunity, Royce Value, RS Information Age, RS Value, Security Alpha
Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Valuebuilder Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a. test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Valuebuilder Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
March 31, 2008

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                 AIM Basic                   AIM Large Cap   AIM Mid Cap   AIM Small Cap
                                   Value      AIM Dynamics       Growth      Core Equity       Growth
                                -------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $ 3,291,004   $    188,760   $     910,866   $ 1,038,311   $   2,636,689
                                -------------------------------------------------------------------------
Total assets                      3,291,004        188,760         910,866     1,038,311       2,636,689
                                -------------------------------------------------------------------------
Net assets                      $ 3,291,004   $    188,760   $     910,866   $ 1,038,311   $   2,636,689
                                =========================================================================

Units outstanding
   NEA Valuebuilder                 323,148         20,470         111,613        78,917         235,224
   AEA Valuebuilder                   1,467             --              76         2,895           6,327
   NEA Valuebuilder - RID                --             --              98            --              --
                                -------------------------------------------------------------------------
Total Units                         324,615         20,470         111,786        81,812         241,551
                                =========================================================================

Unit value
   NEA Valuebuilder             $     10.12   $       9.22   $        8.15   $     12.60   $       10.78
   AEA Valuebuilder             $     14.31   $      17.34   $       12.83   $     15.23   $       16.14
   NEA Valuebuilder - RID       $     10.92   $      13.06   $       11.57   $     11.87   $       12.66

Mutual funds, at cost           $ 3,077,780   $    162,832   $     706,957   $ 1,155,767   $   2,392,522
Mutual fund shares                  104,476          7,914          68,641        43,940          90,920

See accompanying notes

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                               American
                                                American        American       Century
                                   AIM       Century Equity     Century     International      American
                                Technology       Income         Heritage        Growth      Century Select
                                ---------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $  343,976   $    7,177,190   $ 1,555,395   $   3,433,453   $    2,028,669
                                ---------------------------------------------------------------------------
Total assets                       343,976        7,177,190     1,555,395       3,433,453        2,028,669
                                ---------------------------------------------------------------------------
Net assets                      $  343,976   $    7,177,190   $ 1,555,395   $   3,433,453   $    2,028,669
                                ===========================================================================

Units outstanding
   NEA Valuebuilder                 66,365          516,997        97,855         278,092          242,332
   AEA Valuebuilder                      7           11,709         4,348           1,001              283
   NEA Valuebuilder - RID               --            6,211            --              --               --
                                ---------------------------------------------------------------------------
Total Units                         66,372          534,917       102,203         279,093          242,615
                                ===========================================================================

Unit value
   NEA Valuebuilder             $     5.18   $        13.43   $     14.95   $       12.28   $         8.35
   AEA Valuebuilder             $    13.28   $        14.03   $     21.32   $       18.65   $        12.47
   NEA Valuebuilder - RID       $    11.32   $        11.13   $     18.57   $       14.88   $        10.87

Mutual funds, at cost           $  323,247   $    7,608,294   $ 1,353,317   $   2,690,077   $    1,738,520
Mutual fund shares                  11,143          920,153        72,479         248,621           49,759

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                  American      American       American
                                  Century        Century       Century
                                 Strategic      Strategic     Strategic
                                Allocation:    Allocation:   Allocation:                 Aston/Optimum
                                 Aggressive   Conservative     Moderate     Ariel Fund      Mid Cap
                                -----------------------------------------------------------------------
Assets:
   Mutual funds, at value       $ 4,280,350   $  1,270,621   $   356,139   $ 4,997,402   $     300,099
                                -----------------------------------------------------------------------
Total assets                      4,280,350      1,270,621       356,139     4,997,402         300,099
                                -----------------------------------------------------------------------
Net assets                      $ 4,280,350   $  1,270,621   $   356,139   $ 4,997,402   $     300,099
                                =======================================================================
Units outstanding
   NEA Valuebuilder                 313,110        117,551        32,372       402,330          27,072
   AEA Valuebuilder                  19,268          5,351           779        18,633              --
   NEA Valuebuilder - RID            52,317             --            --            --              --
                                -----------------------------------------------------------------------
Total Units                         384,695        122,902        33,151       420,963          27,072
                                =======================================================================

Unit value
   NEA Valuebuilder             $     11.13   $      10.34   $     10.75   $     11.78   $       11.08
   AEA Valuebuilder             $     11.11   $      10.31   $     10.72   $     13.93   $       11.06
   NEA Valuebuilder - RID       $     11.09   $      10.30   $     10.70   $     10.04   $       11.04

Mutual funds, at cost           $ 4,666,635   $  1,275,620   $   380,100   $ 5,448,368   $     304,787
Mutual fund shares                  520,091        228,529        51,991       107,726          10,593

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                  Calamos                                      Dreyfus
                                   Calamos      Growth and    Calamos High      Dreyfus     General Money
                                   Growth         Income          Yield      Appreciation       Market
                                --------------------------------------------------------------------------
Assets:
   Mutual funds, at value       $ 20,909,526   $ 16,516,483   $    173,837   $  3,215,287   $   3,096,013
                                --------------------------------------------------------------------------
Total assets                      20,909,526     16,516,483        173,837      3,215,287       3,096,013
                                --------------------------------------------------------------------------
Net assets                      $ 20,909,526   $ 16,516,483   $    173,837   $  3,215,287   $   3,096,013
                                ==========================================================================

Units outstanding
   NEA Valuebuilder                1,478,503      1,214,524         17,189        323,968         344,674
   AEA Valuebuilder                   17,964         15,482            122          5,254           3,424
   NEA Valuebuilder - RID                 --             --             --             --              --
                                --------------------------------------------------------------------------
Total Units                        1,496,467      1,230,006         17,311        329,222         348,098
                                ==========================================================================

Unit value
   NEA Valuebuilder             $      13.92   $      13.41   $      10.04   $       9.71   $        8.89
   AEA Valuebuilder             $      17.69   $      14.86   $      10.02   $      12.84   $        9.06
   NEA Valuebuilder - RID       $      12.62   $      11.84   $      10.01   $      11.53   $        9.78

Mutual funds, at cost           $ 17,473,919   $ 15,424,711   $    184,239   $  2,842,153   $   3,096,013
Mutual fund shares                   356,514        524,499         17,110         71,930       3,096,013

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                Fidelity
                                               Dreyfus       Dryden Small-                      Advisor
                               Dreyfus         Premier         Cap Core                         Dividend
                            Midcap Value   Strategic Value       Equity      Federated Bond      Growth
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  2,141,220   $     5,119,797   $       4,581   $    1,458,679   $  2,002,894
                            -------------------------------------------------------------------------------
Total assets                   2,141,220         5,119,797           4,581        1,458,679      2,002,894
                            -------------------------------------------------------------------------------
Net assets                  $  2,141,220   $     5,119,797   $       4,581   $    1,458,679   $  2,002,894
                            ===============================================================================

Units outstanding
   NEA Valuebuilder              182,717           379,453             490          145,587        224,363
   AEA Valuebuilder                1,114             6,883              --              101             --
   NEA Valuebuilder - RID             --                --              --               --             --
                            -------------------------------------------------------------------------------
Total Units                      183,831           386,336             490          145,688        224,363
                            ===============================================================================

Unit value
   NEA Valuebuilder         $      11.60   $         13.16   $        9.34   $        10.01   $       8.93
   AEA Valuebuilder         $      18.88   $         18.26   $        9.32   $         9.99   $      11.85
   NEA Valuebuilder - RID   $      11.65   $         12.45   $        9.31   $         9.97   $      10.70

Mutual funds, at cost       $  2,159,677   $     4,912,145   $       4,891   $    1,462,399   $  1,843,069
Mutual fund shares                75,903           160,697             237          165,759        160,360

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                               Fidelity
                               Advisor                                                  Goldman Sachs
                            International    Fidelity      Fidelity        Fidelity        Emerging
                               Capital       Advisor     Advisor Real   Advisor Value      Markets
                             Appreciation     Mid Cap       Estate        Strategies       Equity
                            --------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   1,117,585   $  699,798   $    329,367   $   1,745,878   $     731,779
                            --------------------------------------------------------------------------
Total assets                    1,117,585      699,798        329,367       1,745,878         731,779
                            --------------------------------------------------------------------------
Net assets                  $   1,117,585   $  699,798   $    329,367   $   1,745,878   $     731,779
                            ==========================================================================

Units outstanding
   NEA Valuebuilder                84,237       53,068         42,844         127,497          56,963
   AEA Valuebuilder                    69          231             --           5,175              --
   NEA Valuebuilder - RID              --           --             --              --              --
                            --------------------------------------------------------------------------
Total Units                        84,306       53,299         42,844         132,672          56,963
                            ==========================================================================

Unit value
   NEA Valuebuilder         $       13.25   $    13.11   $       7.68   $       12.97   $       12.84
   AEA Valuebuilder         $       16.74   $    18.16   $       7.67   $       17.79   $       12.81
   NEA Valuebuilder - RID   $          --   $       --   $       7.65   $       11.66   $       12.79

Mutual funds, at cost       $   1,241,400   $  717,767   $    423,340   $   1,949,610   $     763,044
Mutual fund shares                 86,634       29,627         19,770          65,120          28,720

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            Goldman Sachs   Janus Adviser   Janus Adviser
                              Government     INTECH Risk-   International   Jennison 20/20   Jennison Small
                                Income       Managed Core      Growth            Focus           Company
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   3,025,384   $      90,424   $   3,150,264   $      819,135   $      744,554
                            --------------------------------------------------------------------------------
Total assets                    3,025,384          90,424       3,150,264          819,135          744,554
                            --------------------------------------------------------------------------------
Net assets                  $   3,025,384   $      90,424   $   3,150,264   $      819,135   $      744,554
                            ================================================================================

Units outstanding
   NEA Valuebuilder               235,682           8,253         252,252           77,179           48,817
   AEA Valuebuilder                11,448             528             442               --              194
   NEA Valuebuilder - RID          50,337              --              --               --           22,414
                            --------------------------------------------------------------------------------
Total Units                       297,469           8,781         252,694           77,179           71,425
                            ================================================================================

Unit value
   NEA Valuebuilder         $       10.18   $       10.30   $       12.47   $        10.61   $        10.43
   AEA Valuebuilder         $       10.16   $       10.28   $       12.44   $        10.59   $        10.41
   NEA Valuebuilder - RID   $       10.14   $       10.26   $       12.42   $        10.57   $        10.39

Mutual funds, at cost       $   2,930,279   $      91,715   $   2,991,109   $      847,093   $      730,671
Mutual fund shares                201,962           6,126          48,902           52,374           35,304

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                         Neuberger       PIMCO
                                Lehman      Neuberger     Berman     Foreign Bond
                            Brothers Core     Berman     Socially    (U.S. Dollar-    PIMCO High
                                 Bond       Partners    Responsive      Hedged)         Yield
                            ---------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   3,989,018   $ 234,674   $  260,421   $      65,764   $ 3,780,840
                            ---------------------------------------------------------------------
Total assets                    3,989,018     234,674      260,421          65,764     3,780,840
                            ---------------------------------------------------------------------
Net assets                  $   3,989,018   $ 234,674   $  260,421   $      65,764   $ 3,780,840
                            =====================================================================

Units outstanding
   NEA Valuebuilder               381,540      22,260       23,548           6,659       284,891
   AEA Valuebuilder                 6,219          --          471              37        11,620
   NEA Valuebuilder - RID              --          --           --              --        10,202
                            ---------------------------------------------------------------------
Total Units                       387,759      22,260       24,019           6,696       306,713
                            =====================================================================

Unit value
   NEA Valuebuilder         $       10.30   $   10.54   $    10.84   $        9.82   $     12.36
   AEA Valuebuilder         $        9.87   $   10.52   $    10.81   $        9.80   $     13.32
   NEA Valuebuilder - RID   $        9.76   $   10.50   $    10.78   $        9.79   $     10.35

Mutual funds, at cost       $   3,931,300   $ 235,214   $  252,709   $      65,216   $ 3,857,721
Mutual fund shares                407,458      10,696       14,153           6,435       396,315

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                               Royce                    RS Information                  Security Alpha
                            Opportunity   Royce Value        Age           RS Value      Opportunity
                            ---------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   208,138   $   668,535   $      226,545   $  1,500,905   $      956,061
                            ---------------------------------------------------------------------------
Total assets                    208,138       668,535          226,545      1,500,905          956,061
                            ---------------------------------------------------------------------------
Net assets                  $   208,138   $   668,535   $      226,545   $  1,500,905   $      956,061
                            ===========================================================================

Units outstanding
   NEA Valuebuilder              21,970        67,691           19,300        142,280           84,777
   AEA Valuebuilder                  --            --               --          6,335               --
   NEA Valuebuilder - RID            --            --               --             --               --
                            ---------------------------------------------------------------------------
Total Units                      21,970        67,691           19,300        148,615           84,777
                            ===========================================================================

Unit value
   NEA Valuebuilder         $      9.47   $      9.88   $        11.74   $      10.10   $        11.28
   AEA Valuebuilder         $      9.45   $      9.86   $        11.71   $      10.08   $        11.25
   NEA Valuebuilder - RID   $      9.44   $      9.84   $        11.69   $      10.06   $        11.23

Mutual funds, at cost       $   253,079   $   740,107   $      231,347   $  1,559,969   $    1,100,452
Mutual fund shares               19,272        62,832           12,923         57,134           85,669

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                               Security         Security                                            Security
                                Capital       Diversified                                            Income
                             Preservation        Income      Security Equity   Security Global    Opportunity
                            ------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    6,946,569   $   2,120,478   $       249,753   $     7,570,759   $    2,229,162
                            ------------------------------------------------------------------------------------
Total assets                     6,946,569       2,120,478           249,753         7,570,759        2,229,162
                            ------------------------------------------------------------------------------------
Net assets                  $    6,946,569   $   2,120,478   $       249,753   $     7,570,759   $    2,229,162
                            ====================================================================================

Units outstanding
   NEA Valuebuilder                687,683         204,226            31,068           569,958          218,635
   AEA Valuebuilder                 19,059           6,478               690             2,026            3,947
   NEA Valuebuilder - RID            3,566              --                --                --               --
                            ------------------------------------------------------------------------------------
Total Units                        710,308         210,704            31,758           571,984          222,582
                            ====================================================================================

Unit value
   NEA Valuebuilder         $         9.79   $       10.08   $          7.79   $         13.21   $        10.02
   AEA Valuebuilder         $         9.50   $        9.45   $         11.06   $         19.22   $         9.94
   NEA Valuebuilder - RID   $         9.34   $        9.48   $          9.95   $         13.56   $         9.85

Mutual funds, at cost       $    7,309,479   $   2,196,970   $       292,158   $     8,678,888   $    2,340,227
Mutual fund shares                 745,340         472,267            46,946           545,444          232,932

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            Security Large    Security Mid     Security Mid    Security Select   Security Small
                               Cap Value       Cap Growth       Cap Value             25           Cap Growth
                            ------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    2,165,160   $   1,423,075   $    22,163,582   $       688,468   $      485,455
                            ------------------------------------------------------------------------------------
Total assets                     2,165,160       1,423,075        22,163,582           688,468          485,455
                            ------------------------------------------------------------------------------------
Net assets                  $    2,165,160   $   1,423,075   $    22,163,582   $       688,468   $      485,455
                            ====================================================================================

Units outstanding
   NEA Valuebuilder                196,888         156,948         1,273,547            76,803           45,265
   AEA Valuebuilder                  1,526           2,065            12,085               752              629
   NEA Valuebuilder - RID               --              --                --                --               --
                            ------------------------------------------------------------------------------------
Total Units                        198,414         159,013         1,285,632            77,555           45,894
                            ====================================================================================

Unit value
   NEA Valuebuilder         $        10.88   $        8.88   $         17.20   $          8.88   $        10.49
   AEA Valuebuilder         $        15.30   $       13.97   $         21.85   $          8.85   $        16.76
   NEA Valuebuilder - RID   $        12.52   $        9.48   $         12.30   $          8.83   $        10.72

Mutual funds, at cost       $    2,017,133   $   1,894,109   $    22,632,999   $       748,454   $      434,879
Mutual fund shares                 260,236         176,341           711,740            77,793           29,874

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            T. Rowe Price                       Van Kampen                         Van Kampen
                                Capital      T. Rowe Price      Aggressive        Van Kampen       Equity and
                             Appreciation     Growth Stock        Growth           Comstock          Income
                            ------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $    1,701,125   $   2,462,671   $       250,527   $    10,406,704   $    9,939,487
                            ------------------------------------------------------------------------------------
Total assets                     1,701,125       2,462,671           250,527        10,406,704        9,939,487
                            ------------------------------------------------------------------------------------
Net assets                  $    1,701,125   $   2,462,671   $       250,527   $    10,406,704   $    9,939,487
                            ====================================================================================

Units outstanding
   NEA Valuebuilder                119,324         199,756            27,815           981,016          789,090
   AEA Valuebuilder                     --           7,917               302            11,739           32,947
   NEA Valuebuilder - RID           48,831          22,974                44                --            4,711
                            ------------------------------------------------------------------------------------
Total Units                        168,155         230,647            28,161           992,755          826,748
                            ====================================================================================

Unit value
   NEA Valuebuilder         $        10.11   $       10.68   $          8.80   $         10.43   $        11.95
   AEA Valuebuilder         $        10.09   $       10.66   $         16.55   $         14.95   $        13.89
   NEA Valuebuilder - RID   $        10.08   $       10.64   $         12.63   $         10.80   $        11.27

Mutual funds, at cost       $    1,852,485   $   2,374,562   $       172,895   $    10,215,304   $    9,837,941
Mutual fund shares                  85,829          74,155            12,894           595,349        1,124,376

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                             Wells Fargo                 Wells Fargo
                               Wells Fargo    Advantage    Wells Fargo    Advantage
                                Advantage    Growth and     Advantage     Small Cap
                                  Growth       Income      Opportunity      Value
                               -----------------------------------------------------
Assets:
   Mutual funds, at value      $   982,449   $   183,316   $   471,554   $ 9,674,588
                               -----------------------------------------------------
Total assets                       982,449       183,316       471,554     9,674,588
                               -----------------------------------------------------
Net assets                     $   982,449   $   183,316   $   471,554   $ 9,674,588
                               =====================================================
Units outstanding
   NEA Valuebuilder                107,935        21,718        44,476       526,833
   AEA Valuebuilder                     --            --            --         2,854
   NEA Valuebuilder - RID               --            --            --            --
                               -----------------------------------------------------
Total Units                        107,935        21,718        44,476       529,687
                               =====================================================
Unit value
   NEA Valuebuilder            $      9.10   $      8.44   $     10.60   $     18.25
   AEA Valuebuilder            $     16.37   $     12.23   $     16.08   $     21.12
   NEA Valuebuilder - RID      $     14.08   $     10.64   $     11.48   $     13.01

Mutual funds, at cost          $   809,064   $   157,709   $   521,600   $ 9,689,915
Mutual fund shares                  34,007         7,556        13,198       333,492

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                            AIM Basic                  AIM Large Cap   AIM Mid Cap   AIM Small Cap
                                              Value     AIM Dynamics       Growth      Core Equity      Growth
                                            -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $   2,191   $         --   $          --   $    12,927   $          --
   Expenses:
      Mortality and expense risk fee          (26,957)        (1,786)         (6,541)       (7,992)        (18,220)
      Administrative fee                      (10,406)          (575)         (3,080)       (2,746)         (5,875)
                                            -----------------------------------------------------------------------
Net investment income (loss)                  (35,172)        (2,361)         (9,621)        2,189         (24,095)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions             484,176             --              --       169,584         260,958
      Realized capital gain (loss) on
         sales of fund shares                 138,254         14,968          28,852         3,495          67,694
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (572,637)         8,872          92,856       (90,657)        (79,859)
                                            -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  49,793         23,840         121,708        82,422         248,793
                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $  14,621   $     21,479   $     112,087   $    84,611   $     224,698
                                            =======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                        American
                                                            American      American      Century
                                               AIM       Century Equity    Century   International       American
                                            Technology       Income       Heritage      Growth       Century Select
                                            ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $       --   $      173,263   $     --   $      11,450   $           --
   Expenses:
      Mortality and expense risk fee            (1,702)         (59,718)    (5,788)        (22,187)         (15,496)
      Administrative fee                          (652)         (19,695)    (1,868)         (6,777)          (4,484)
                                            ------------------------------------------------------------------------
Net investment income (loss)                    (2,354)          93,850     (7,656)        (17,514)         (19,980)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                   --          623,168     57,839         172,290          151,956
      Realized capital gain (loss) on
         sales of fund shares                    5,880          131,125     46,658         175,686           71,003
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (6,895)        (795,738)   169,534          66,489          164,588
                                            ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (1,015)         (41,445)   274,031         414,465          387,547
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $   (3,369)  $       52,405   $266,375   $     396,951   $      367,567
                                            ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                              American      American      American
                                              Century        Century       Century
                                             Strategic      Strategic     Strategic
                                            Allocation:    Allocation:   Allocation:                Aston/Optimum
                                             Aggressive   Conservative     Moderate    Ariel Fund      Mid Cap
                                            ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $    44,919   $      3,634   $     3,987   $   16,144   $      21,441
   Expenses:
      Mortality and expense risk fee            (13,252)          (766)       (1,456)     (44,272)         (1,427)
      Administrative fee                         (3,383)          (173)         (321)     (14,414)           (351)
                                            ----------------------------------------------------------------------
Net investment income (loss)                     28,284          2,695         2,210      (42,542)         19,663

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               472,239          8,794        34,592      453,918              --
      Realized capital gain (loss) on
         sales of fund shares                     2,236         25,603        19,100       69,947             690
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (386,285)        (4,999)      (23,770)    (599,293)         (4,888)
                                            ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    88,190         29,398        29,922      (75,428)         (4,198)
                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $   116,474   $     32,093   $    32,132   $ (117,970)  $      15,465
                                            ======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                              Calamos                                       Dreyfus
                                             Calamos         Growth and    Calamos High      Dreyfus     General Money
                                             Growth            Income          Yield      Appreciation       Market
                                        -------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $             --   $     256,549   $     14,532   $     44,985   $     107,328
   Expenses:
     Mortality and expense risk fee             (147,167)       (123,387)        (1,391)       (24,396)        (19,162)
     Administrative fee                          (48,820)        (41,303)          (326)        (8,267)         (6,047)
                                        -------------------------------------------------------------------------------
Net investment income (loss)                    (195,987)         91,859         12,815         12,322          82,119

Net realized and unrealized capital
   gain (loss) on investments:
   Capital gains distributions                 2,372,488       1,183,873          2,864         91,389              --
   Realized capital gain (loss) on
     sales of fund shares                        416,567         232,015            929         91,357              --
   Change in unrealized
     appreciation/depreciation on
     investments during the year               1,233,287        (222,323)       (10,379)       (22,648)             --
                                        -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  4,022,342       1,193,565         (6,586)       160,098              --
                                        -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      3,826,355   $   1,285,424   $      6,229   $    172,420   $      82,119
                                        ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                               Dreyfus       Dryden Small-                    Fidelity Advisor
                                         Dreyfus Midcap        Premier          Cap Core                          Dividend
                                              Value        Strategic Value       Equity      Federated Bond        Growth
                                        ---------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $          3,272   $        42,305   $          --   $       66,872   $          9,393
   Expenses:
     Mortality and expense risk fee              (16,535)          (34,774)            (34)          (9,447)          (16,823)
     Administrative fee                           (6,594)          (11,081)             (7)          (2,387)           (4,781)
                                        ---------------------------------------------------------------------------------------
Net investment income (loss)                     (19,857)           (3,550)            (41)          55,038           (12,211)

Net realized and unrealized capital
   gain (loss) on investments:
   Capital gains distributions                   356,680           284,085              --               --            134,021
   Realized capital gain (loss) on
     sales of fund shares                         60,176            53,968              12          (17,421)           110,848
   Change in unrealized
     appreciation/depreciation on
     investments during the year                (306,408)         (150,990)           (309)          (1,551)          (237,003)
                                        ---------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    110,448           187,063            (297)         (18,972)             7,866
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $         90,591   $       183,513   $        (338)  $       36,066   $         (4,345)
                                        =======================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Fidelity Advisor
                                          International                                                             Goldman Sachs
                                             Capital       Fidelity Advisor   Fidelity Advisor   Fidelity Advisor      Emerging
                                          Appreciation          Mid Cap          Real Estate     Value Strategies   Markets Equity
                                        -------------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $            536   $             --   $          2,717   $             --   $        1,672
   Expenses:
     Mortality and expense risk fee              (10,216)            (5,597)            (4,160)           (14,427)          (2,705)
     Administrative fee                           (2,679)            (2,199)            (1,074)            (4,889)            (653)
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                     (12,359)            (7,796)            (2,517)           (19,316)          (1,686)

Net realized and unrealized capital
   gain (loss) on investments:
   Capital gains distributions                   261,320            106,564             28,030            283,251           93,211
   Realized capital gain (loss) on
     sales of fund shares                         60,761             14,081            (52,831)            28,340           19,330
   Change in unrealized
     appreciation/depreciation on
     investments during the year                (252,403)           (62,322)           (88,732)          (223,967)         (32,100)
                                        -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     69,678             58,323           (113,533)            87,624           80,441
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $         57,319   $         50,527   $       (116,050)  $         68,308   $       78,755
                                        ===========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Goldman Sachs   Janus Adviser   Janus Adviser
                                          Government     INTECH Risk-   International   Jennison 20/20   Jennison Small
                                            Income      Managed Core        Growth           Focus           Company
                                        --------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      91,003   $         666   $      30,170   $           --   $        3,978
   Expenses:
     Mortality and expense risk fee           (18,498)           (401)        (11,921)          (1,619)         (16,168)
     Administrative fee                       ( 4,909)            (99)         (2,879)            (360)          (4,903)
                                        --------------------------------------------------------------------------------
Net investment income (loss)                   67,596             166          15,370           (1,979)         (17,093)

Net realized and unrealized capital
   gain (loss) on investments:
   Capital gains distributions                     --           2,531         146,431           32,527           82,931
   Realized capital gain (loss) on
     sales of fund shares                      31,498             996          15,597               96           52,454
   Change in unrealized
     appreciation/depreciation on
     investments during the year               98,085           (981)         155,910          (27,977)          27,660
                                        --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 129,583           2,546         317,938            4,646          163,045
                                        --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     197,179   $       2,712   $     333,308   $        2,667   $      145,952
                                        ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                         Neuberger       PIMCO
                                            Lehman        Neuberger       Berman      Foreign Bond
                                        Brothers Core       Berman       Socially    (U.S. Dollar-   PIMCO High
                                             Bond          Partners     Responsive      Hedged)         Yield
                                        -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     190,208   $         486   $    1,573   $       5,643   $   248,816
   Expenses:
     Mortality and expense risk fee           (32,107)         (1,299)      (1,959)         (1,705)      (28,139)
     Administrative fee                       (10,592)           (387)        (539)           (509)       (8,617)
                                        -------------------------------------------------------------------------
Net investment income (loss)                  147,509          (1,200)        (925)          3,429       212,060

Net realized and unrealized capital
   gain (loss) on investments:
   Capital gains distributions                     --           8,207        9,540              --         2,289
   Realized capital gain (loss) on
     sales of fund shares                    (148,399)          1,118        1,063          (6,960)        6,847
   Change in unrealized
     appreciation/depreciation on
     investments during the year              100,188             393        1,708             992      (140,241)
                                        -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (48,211)          9,718       12,311          (5,968)     (131,105)
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      99,298   $       8,518   $   11,386   $      (2,539)  $    80,955
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                              Royce                    RS Information               Security Alpha
                                           Opportunity   Royce Value         Age         RS Value     Opportunity
                                           ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $       788   $     9,188   $           --   $   1,834   $          --
   Expenses:
     Mortality and expense risk fee             (1,237)       (3,137)            (132)     (2,352)          (2,035)
     Administrative fee                           (278)         (693)             (29)       (751)            (410)
                                           ------------------------------------------------------------------------
Net investment income (loss)                      (727)        5,358             (161)     (1,269)          (2,445)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                 28,838       40,442            4,329      34,116          171,996
     Realized capital gain (loss) on
       sales of fund shares                       (170)       (4,485)              17          18           (6,073)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (45,148)      (71,309)          (4,881)    (57,830)        (144,391)
                                           ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (16,480)      (35,352)            (535)    (23,696)          21,532
                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   (17,207)  $   (29,994)  $         (696)  $ (24,965)  $       19,087
                                           ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                               Security
                                           Security Capital   Diversified                                       Security Income
                                             Preservation        Income     Security Equity   Security Global     Opportunity
                                           -------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        357,668   $   101,583   $            --   $        13,117   $       130,353
   Expenses:
     Mortality and expense risk fee                 (59,489)      (16,989)           (2,147)          (54,222)          (16,071)
     Administrative fee                             (17,938)       (6,567)             (904)          (15,895)           (5,025)
                                           -------------------------------------------------------------------------------------
Net investment income (loss)                        280,241        78,027            (3,051)          (57,000)          109,257

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         --            --            38,665         2,450,700                --
     Realized capital gain (loss) on
       sales of fund shares                         (67,649)      (13,742)            3,555           125,094            (9,390)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 (255,373)      (34,112)          (55,061)       (1,848,146)         (101,616)
                                           -------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                      (323,022)      (47,854)          (12,841)          727,648          (111,006)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $        (42,781)  $    30,173   $       (15,892)  $       670,648   $        (1,749)
                                           =====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                           Security Large   Security Mid   Security Mid   Security Select   Security Small
                                             Cap Value       Cap Growth      Cap Value           25           Cap Growth
                                           --------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $       10,894   $         --   $     79,924   $            --   $           --
   Expenses:
     Mortality and expense risk fee               (17,141)       (12,443)      (178,091)           (5,741)          (3,924)
     Administrative fee                            (4,319)        (4,157)       (54,138)           (2,096)          (1,435)
                                           --------------------------------------------------------------------------------
Net investment income (loss)                      (10,566)       (16,600)      (152,305)           (7,837)          (5,359)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                   81,702        296,880      4,405,194            60,927           36,119
     Realized capital gain (loss) on
       sales of fund shares                       151,451        (10,197)       509,023             7,873           26,159
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (183,041)      (443,021)    (4,744,177)         (114,397)         (36,284)
                                           --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                      50,112       (156,338)       170,040           (45,597)          25,994
                                           --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $       39,546   $   (172,938)  $     17,735   $       (53,434)  $       20,635
                                           ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                           T. Rowe Price                   Van Kampen                Van Kampen
                                              Capital      T. Rowe Price   Aggressive   Van Kampen     Equity
                                            Appreciation    Growth Stock     Growth      Comstock    and Income
                                           ---------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      90,361   $       3,826   $       --   $  207,652   $  222,462
   Expenses:
     Mortality and expense risk fee              (13,439)        (23,567)      (1,856)     (85,273)     (73,857)
     Administrative fee                           (3,126)         (7,232)        (711)     (25,305)     (24,215)
                                           ---------------------------------------------------------------------
Net investment income (loss)                      73,796         (26,973)      (2,567)      97,074      124,390

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                 215,329          96,616           --      608,257      276,183
     Realized capital gain (loss) on
       sales of fund shares                     (211,275)         99,319       31,523      185,621      429,710
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (137,015)         96,538        6,946   (1,196,682)    (503,522)
                                           ---------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (132,961)        292,473       38,469     (402,804)     202,371
                                           ---------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $     (59,165)  $     265,500   $   35,902   $ (305,730)  $  326,761
                                           =====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                         Wells Fargo                 Wells Fargo
                                           Wells Fargo    Advantage    Wells Fargo    Advantage
                                            Advantage     Growth and    Advantage     Small Cap
                                              Growth        Income     Opportunity      Value
                                           ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        --   $     1,276   $     6,154   $     2,084
   Expenses:
     Mortality and expense risk fee             (4,759)       (1,391)       (3,575)      (68,832)
     Administrative fee                         (1,277)         (493)       (1,415)      (21,282)
                                           ------------------------------------------------------
Net investment income (loss)                    (6,036)         (608)        1,164       (88,030)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --            --        72,608     1,354,859
     Realized capital gain (loss) on
       sales of fund shares                     20,186         8,847         4,582        86,695
     Change in unrealized
       appreciation/depreciation on
       investments during the year             121,984        (7,343)      (61,063)     (620,733)
                                           ------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  142,170         1,504        16,127       820,821
                                           ------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   136,134   $       896   $    17,291   $   732,791
                                           ======================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                AIM Basic Value             AIM Dynamics
                                               2007          2006         2007        2006
                                           --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (35,172)  $   (34,608)  $  (2,361)  $    (785)
      Capital gains distributions              484,176       196,041          --          --
      Realized capital gain (loss) on
        sales of fund shares                   138,254       137,968      14,968       2,486
      Change in unrealized appreciation/
        depreciation on investments
        during the year                       (572,637)       86,408       8,872       5,878
                                           --------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    14,621       385,809      21,479       7,579
   From contractholder transactions:
      Variable annuity deposits                309,685       454,297      50,342      17,728
      Contractholder maintenance
        charges                                (14,136)      (11,234)     (1,050)       (421)
      Terminations and withdrawals            (294,919)     (112,615)    (14,872)     (2,989)
      Transfers between subaccounts, net      (312,383)     (623,311)    (29,682)     76,906
                                           --------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         (311,753)     (292,863)      4,738      91,224
                                           --------------------------------------------------
Net increase (decrease) in net assets         (297,132)       92,946      26,217      98,803
Net assets at beginning of year              3,588,136     3,495,190     162,543      63,740
                                           --------------------------------------------------
Net assets at end of year                  $ 3,291,004   $ 3,588,136   $ 188,760   $ 162,543
                                           ==================================================

                                            AIM Large Cap Growth    AIM Mid Cap Core Equity
                                              2007       2006**         2007         2006
                                           -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $  (9,621)  $   (6,917)  $     2,189   $  (2,941)
      Capital gains distributions                 --           --       169,584     165,426
      Realized capital gain (loss) on
        sales of fund shares                  28,852        6,002         3,495      14,336
      Change in unrealized appreciation/
        depreciation on investments
        during the year                       92,856      111,015       (90,657)    (90,786)
                                           -------------------------------------------------
   Net increase (decrease) in net
      assets from operations                 112,087      110,100        84,611      86,035
   From contractholder transactions:
      Variable annuity deposits              132,040      104,027       124,506     160,013
      Contractholder maintenance
        charges                               (3,880)      (3,176)       (4,351)     (5,390)
      Terminations and withdrawals           (93,235)    (131,531)      (48,855)    (60,180)
      Transfers between subaccounts, net     (87,720)     772,154       (76,368)    (74,734)
                                           -------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions        (52,795)     741,474        (5,068)     19,709
                                           -------------------------------------------------
Net increase (decrease) in net assets         59,292      851,574        79,543     105,744
Net assets at beginning of year              851,574           --       958,768     853,024
                                           -------------------------------------------------
Net assets at end of year                  $ 910,866   $  851,574   $ 1,038,311   $ 958,768
                                           =================================================

** For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              AIM Small Cap Growth         AIM Technology
                                               2007          2006         2007        2006
                                           --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (24,095)  $   (22,715)  $  (2,354)  $  (1,901)
      Capital gains distributions              260,958       168,250          --          --
      Realized capital gain (loss) on
        sales of fund shares                    67,694        63,207       5,880       4,028
      Change in unrealized appreciation/
        depreciation on investments
        during the year                        (79,859)       62,325      (6,895)     13,192
                                           --------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   224,698       271,067      (3,369)     15,319
   From contractholder transactions:
      Variable annuity deposits                201,487       316,228      40,770      33,021
      Contractholder maintenance
        charges                                 (9,809)       (9,033)       (900)       (743)
      Terminations and withdrawals             (48,323)      (25,716)    (18,969)     (3,815)
      Transfers between subaccounts, net       (47,676)     (373,348)    144,998     (26,737)
                                           --------------------------------------------------
      Net increase (decrease) in net
        assets from contractholder
        transactions                            95,679       (91,869)    165,899       1,726
                                           --------------------------------------------------
Net increase (decrease) in net assets          320,377       179,198     162,530      17,045
Net assets at beginning of year              2,316,312     2,137,114     181,446     164,401
                                           --------------------------------------------------
Net assets at end of year                  $ 2,636,689   $ 2,316,312   $ 343,976   $ 181,446
                                           ==================================================

                                            American Century Equity
                                                    Income               American Century Heritage
                                               2007           2006           2007           2006
                                           ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     93,850   $     70,743   $     (7,656)  $    (4,953)
      Capital gains distributions               623,168        394,275         57,839        33,669
      Realized capital gain (loss) on
        sales of fund shares                    131,125         69,988         46,658        41,905
      Change in unrealized appreciation/
        depreciation on investments
        during the year                        (795,738)       398,454        169,534        (6,970)
                                           ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     52,405        933,460        266,375        63,651
   From contractholder transactions:
      Variable annuity deposits               1,036,602      1,382,721        117,032       131,726
      Contractholder maintenance
        charges                                 (37,595)       (24,213)        (3,534)       (3,006)
      Terminations and withdrawals             (300,480)      (163,354)       (23,735)      (19,941)
      Transfers between subaccounts, net       (585,731)      (208,527)       780,189      (223,055)
                                           ---------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          112,796        986,627        869,952      (114,276)
                                           ---------------------------------------------------------
Net increase (decrease) in net assets           165,201      1,920,087      1,136,327       (50,625)
Net assets at beginning of year               7,011,989      5,091,902        419,068       469,693
                                           ---------------------------------------------------------
Net assets at end of year                  $  7,177,190   $  7,011,989   $  1,555,395   $   419,068
                                           =========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                            American Century International
                                                       Growth                   American Century Select
                                                 2007             2006           2007            2006
                                           ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $        (17,514)  $    (11,701)  $    (19,980)  $     (17,180)
      Capital gains distributions                   172,290             --        151,956          31,737
      Realized capital gain (loss) on
         sales of fund shares                       175,686        160,364         71,003          28,351
      Change in unrealized appreciation/
         depreciation on investments
         during the year                             66,489        382,955        164,588        (123,284)
                                           ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        396,951        531,618        367,567         (80,376)

   From contractholder transactions:
      Variable annuity deposits                     426,808        469,277        216,051         336,542
      Contractholder maintenance charges            (13,716)       (10,144)        (7,355)         (8,761)
      Terminations and withdrawals                 (214,600)       (87,104)       (76,803)        (67,787)
      Transfers between subaccounts, net            109,210       (271,081)      (482,402)       (462,068)
                                           ---------------------------------------------------------------
      Net increase (decrease) in net
         assets from contractholder
         transactions                               307,702        100,948       (350,509)       (202,074)
                                           ---------------------------------------------------------------
Net increase (decrease) in net assets               704,653        632,566         17,058        (282,450)
Net assets at beginning of year                   2,728,800      2,096,234      2,011,611       2,294,061
                                           ---------------------------------------------------------------
Net assets at end of year                  $      3,433,453   $  2,728,800   $  2,028,669   $   2,011,611
                                           ===============================================================

                                              American Century        American Century
                                           Strategic Allocation:   Strategic Allocation:
                                                 Aggressive             Conservative
                                                    2007                   2007*
                                           ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $         28,284        $               2,695
      Capital gains distributions                   472,239                        8,794
      Realized capital gain (loss) on
         sales of fund shares                         2,236                       25,603
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           (386,285)                      (4,999)
                                           ----------------------------------------------
   Net increase (decrease) in net
      assets from operations                        116,474                       32,093

   From contractholder transactions:
      Variable annuity deposits                     334,885                        1,570
      Contractholder maintenance charges             (7,677)                        (332)
      Terminations and withdrawals                  (39,512)                      (4,292)
      Transfers between subaccounts, net          3,876,180                    1,241,582
                                           ----------------------------------------------
      Net increase (decrease) in net
         assets from contractholder
         transactions                             4,163,876                    1,238,528
                                           ----------------------------------------------
Net increase (decrease) in net assets             4,280,350                    1,270,621
Net assets at beginning of year                          --                           --
                                           ----------------------------------------------
Net assets at end of year                  $      4,280,350        $           1,270,621
                                           ==============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                           American Century Strategic
                                              Allocation: Moderate               Ariel Fund
                                               2007          2006*          2007           2006
                                           ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      2,210   $        18   $    (42,542)  $    (58,466)
      Capital gains distributions                34,592           172        453,918        359,340
      Realized capital gain (loss) on
         sales of fund shares                    19,100            --         69,947         36,107
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (23,770)         (191)      (599,293)       154,532
                                           ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     32,132            (1)      (117,970)       491,513

   From contractholder transactions:
      Variable annuity deposits                  21,477         3,362        609,099      1,121,167
      Contractholder maintenance charges         (1,122)           --        (28,938)       (30,686)
      Terminations and withdrawals               (3,595)           --       (200,776)      (131,595)
      Transfers between subaccounts, net        303,886            --     (1,052,634)    (1,347,253)
                                           ---------------------------------------------------------
      Net increase (decrease) in net
         assets from contractholder
         transactions                           320,646         3,362       (673,249)      (388,367)
                                           ---------------------------------------------------------
Net increase (decrease) in net assets           352,778         3,361       (791,219)       103,146
Net assets at beginning of year                   3,361            --      5,788,621      5,685,475
                                           ---------------------------------------------------------
Net assets at end of year                  $    356,139   $     3,361   $  4,997,402   $  5,788,621
                                           =========================================================

                                              Aston/Optimum Mid Cap            Calamos Growth
                                               2007          2006*          2007           2006
                                           ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     19,663   $        (6)  $   (195,987)  $   (180,840)
      Capital gains distributions                    --            --      2,372,488        641,437
      Realized capital gain (loss) on
         sales of fund shares                       690            --        416,567        267,824
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (4,888)          200      1,233,287       (704,882)
                                           ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     15,465           194      3,826,355         23,539

   From contractholder transactions:
      Variable annuity deposits                  15,720             6      2,350,451      3,552,614
      Contractholder maintenance charges           (711)          (12)       (90,877)       (75,935)
      Terminations and withdrawals               (2,298)           --       (738,720)      (414,219)
      Transfers between subaccounts, net        243,210        28,525     (2,477,752)    (2,084,108)
                                           ---------------------------------------------------------
      Net increase (decrease) in net
         assets from contractholder
         transactions                           255,921        28,519       (956,898)       978,352
                                           ---------------------------------------------------------
Net increase (decrease) in net assets           271,386        28,713      2,869,457      1,001,891
Net assets at beginning of year                  28,713            --     18,040,069     17,038,178
                                           ---------------------------------------------------------
Net assets at end of year                  $    300,099   $    28,713   $ 20,909,526   $ 18,040,069
                                           =========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Calamos Growth and Income     Calamos High Yield
                                                   2007           2006          2007       2006*
                                               ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)              $     91,859   $    141,466   $  12,815   $     --
     Capital gains distributions                  1,183,873        816,690       2,864         --
     Realized capital gain (loss) on
       sales of fund shares                         232,015         70,517         929         --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                             (222,323)       159,192     (10,379)       (23)
                                               ---------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       1,285,424      1,187,865       6,229        (23)

   From contractholder transactions:
     Variable annuity deposits                    1,948,942      3,105,199      11,488         --
     Contractholder maintenance charges             (78,747)       (66,450)       (793)        --
     Terminations and withdrawals                  (754,272)      (599,789)        (84)        --
     Transfers between subaccounts, net          (1,667,525)       344,923     132,848     24,172
                                               ---------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder transactions       (551,602)     2,783,883     143,459     24,172
                                               ---------------------------------------------------
Net increase (decrease) in net assets               733,822      3,971,748     149,688     24,149
Net assets at beginning of year                  15,782,661     11,810,913      24,149         --
                                               ---------------------------------------------------
Net assets at end of year                      $ 16,516,483   $ 15,782,661   $ 173,837   $ 24,149
                                               ===================================================

                                                  Dreyfus Appreciation     Dreyfus General Money Market
                                                  2007          2006           2007           2006
                                               ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)              $    12,322   $    12,074   $     82,119   $      41,448
     Capital gains distributions                    91,389       118,992             --              --
     Realized capital gain (loss) on
       sales of fund shares                         91,357        79,008             --              --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                             (22,648)      198,936             --              --
                                               ---------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                        172,420       409,010         82,119          41,448

   From contractholder transactions:
     Variable annuity deposits                     411,445       426,979      1,810,691       2,321,220
     Contractholder maintenance charges            (11,894)      (11,663)       (20,408)         (7,778)
     Terminations and withdrawals                 (141,958)     (123,096)      (589,788)       (182,400)
     Transfers between subaccounts, net           (219,124)     (660,277)       133,824      (1,344,510)
                                               ---------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder transactions        38,469      (368,057)     1,334,319         786,532
                                               ---------------------------------------------------------
Net increase (decrease) in net assets              210,889        40,953      1,416,438         827,980
Net assets at beginning of year                  3,004,398     2,963,445      1,679,575         851,595
                                               ---------------------------------------------------------
Net assets at end of year                      $ 3,215,287   $ 3,004,398   $  3,096,013   $   1,679,575
                                               =========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006


                                                  Dreyfus Midcap Value     Dreyfus Premier Strategic Value
                                                   2007         2006           2007             2006
                                               ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)              $   (19,857)  $     3,239   $       (3,550)  $       41,938
     Capital gains distributions                   356,680       152,120          284,085          169,827
     Realized capital gain (loss) on
       sales of fund shares                         60,176        50,572           53,968           75,113
     Change in unrealized appreciation/
       depreciation on investments
       during the year                            (306,408)      (29,228)        (150,990)         248,916
                                               ------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         90,591       176,703          183,513          535,794

   From contractholder transactions:
     Variable annuity deposits                     284,555       278,087          792,210        1,164,679
     Contractholder maintenance charges             (7,618)       (6,298)         (27,609)         (15,375)
     Terminations and withdrawals                 (143,223)      (59,909)        (208,125)         (44,463)
     Transfers between subaccounts, net           (133,654)     (185,682)         774,175          253,667
                                               ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder transactions            60        26,198        1,330,651        1,358,508
                                               ------------------------------------------------------------
Net increase (decrease) in net assets               90,651       202,901        1,514,164        1,894,302
Net assets at beginning of year                  2,050,569     1,847,668        3,605,633        1,711,331
                                               ------------------------------------------------------------
Net assets at end of year                      $ 2,141,220   $ 2,050,569   $    5,119,797   $    3,605,633
                                               ============================================================

                                                Dryden Small-
                                               Cap Core Equity        Federated Bond
                                                     2007            2007         2006*
                                               ------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)              $           (41)  $    55,038   $   1,010
     Capital gains distributions                            --            --          --
     Realized capital gain (loss) on
       sales of fund shares                                 12       (17,421)         (1)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                                    (309)       (1,551)     (2,169)
                                               ------------------------------------------
   Net increase (decrease) in net
     assets from operations                               (338)       36,066      (1,160)

   From contractholder transactions:
     Variable annuity deposits                              42       177,270       2,563
     Contractholder maintenance charges                     (9)       (5,530)       (111)
     Terminations and withdrawals                           --       (36,548)         (6)
     Transfers between subaccounts, net                  4,886     1,034,472     251,663
                                               ------------------------------------------
   Net increase (decrease) in net
     assets from contractholder transactions             4,919     1,169,664     254,109
                                               ------------------------------------------
Net increase (decrease) in net assets                    4,581     1,205,730     252,949
Net assets at beginning of year                             --       252,949          --
                                               ------------------------------------------
Net assets at end of year                      $         4,581   $ 1,458,679   $ 252,949
                                               ==========================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                            Fidelity Advisor Dividend   Fidelity Advisor International
                                                    Growth                   Capital Appreciation
                                                2007         2006           2007             2006
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $   (12,211)  $    (4,028)  $     (12,359)   $      (8,701)
     Capital gains distributions                134,021        45,908         261,320          236,655
     Realized capital gain (loss) on
       sales of fund shares                     110,848        77,238          60,761           46,771
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         (237,003)      170,722        (252,403)         (84,478)
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (4,345)      289,840          57,319          190,247

   From contractholder transactions:
     Variable annuity deposits                  212,232       322,482           6,902            6,112
     Contractholder maintenance charges         (10,655)      (10,524)         (5,382)          (6,916)
     Terminations and withdrawals               (91,416)      (51,741)        (59,074)         (65,737)
     Transfers between subaccounts, net        (525,283)     (437,014)       (384,530)        (219,184)
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              (415,122)     (176,797)       (442,084)        (285,725)
                                            -----------------------------------------------------------
Net increase (decrease) in net assets          (419,467)      113,043        (384,765)         (95,478)
Net assets at beginning of year               2,422,361     2,309,318       1,502,350        1,597,828
                                            -----------------------------------------------------------
Net assets at end of year                   $ 2,002,894   $ 2,422,361   $   1,117,585    $   1,502,350
                                            ===========================================================

                                             Fidelity Advisor Mid Cap    Fidelity Advisor Real Estate
                                                2007          2006          2007             2006*
                                            -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $    (7,796)  $   (14,927)  $      (2,517)   $         505
     Capital gains distributions                106,564       153,773          28,030            2,691
     Realized capital gain (loss) on
       sales of fund shares                      14,081       106,130         (52,831)             (98)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (62,322)      (35,858)        (88,732)          (5,241)
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      50,527       209,118        (116,050)          (2,143)

   From contractholder transactions:
     Variable annuity deposits                   80,050       335,178          99,150            4,816
     Contractholder maintenance charges          (3,633)       (6,533)         (2,219)             (86)
     Terminations and withdrawals              (116,771)      (52,255)        (17,995)              --
     Transfers between subaccounts, net          (5,956)     (408,586)        154,590          209,304
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               (46,310)     (132,196)        233,526          214,034
                                            -----------------------------------------------------------
Net increase (decrease) in net assets             4,217        76,922         117,476          211,891
Net assets at beginning of year                 695,581       618,659         211,891               --
                                            -----------------------------------------------------------
Net assets at end of year                   $   699,798   $   695,581   $     329,367    $     211,891
                                            ===========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                Goldman Sachs Emerging
                                            Fidelity Advisor Value Strategies       Markets Equity
                                                 2007               2006           2007        2006*
                                            -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $      (19,316)    $      (17,677)  $  (1,686)  $       (6)
     Capital gains distributions                   283,251            208,899      93,211           --
     Realized capital gain (loss) on
       sales of fund shares                         28,340              8,668      19,330           --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                            (223,967)            27,900     (32,100)         835
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         68,308            227,790      78,755          829

   From contractholder transactions:
     Variable annuity deposits                     201,249            213,158      95,037        7,601
     Contractholder maintenance charges             (7,750)            (7,372)     (2,194)         (10)
     Terminations and withdrawals                 (121,905)           (45,573)     (7,329)          --
     Transfers between subaccounts, net           (167,063)          (221,877)    534,097       24,993
                                            -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                                  (95,469)           (61,664)    619,611       32,584
                                            -----------------------------------------------------------
Net increase (decrease) in net assets              (27,161)           166,126     698,366       33,413
Net assets at beginning of year                  1,773,039          1,606,913      33,413           --
                                            -----------------------------------------------------------
Net assets at end of year                   $    1,745,878     $    1,773,039   $ 731,779   $   33,413
                                            ===========================================================

                                             Goldman Sachs Government   Janus Adviser INTECH Risk-
                                                     Income                    Managed Core
                                               2007          2006*         2007          2006*
                                            -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $    67,596   $       344   $       166   $          8
     Capital gains distributions                     --            --         2,531             17
     Realized capital gain (loss) on
       sales of fund shares                      31,498            (2)          996              1
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           98,085        (2,954)         (981)          (310)
                                            -------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     197,179        (2,612)        2,712           (284)

   From contractholder transactions:
     Variable annuity deposits                  280,335         4,806        32,242             26
     Contractholder maintenance charges         (11,319)         (915)         (314)           (14)
     Terminations and withdrawals               (71,228)       (1,732)       (1,875)           (24)
     Transfers between subaccounts, net         487,496     2,143,374        10,414         47,541
                                            -------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               685,284     2,145,533        40,467         47,529
                                            -------------------------------------------------------
Net increase (decrease) in net assets           882,463     2,142,921        43,179         47,245
Net assets at beginning of year               2,142,921            --        47,245             --
                                            -------------------------------------------------------
Net assets at end of year                   $ 3,025,384   $ 2,142,921   $    90,424   $     47,245
                                            =======================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                           Janus Adviser International
                                                     Growth                 Jennison 20/20 Focus
                                                2007          2006*            2007       2006
                                           ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $      15,370   $     1,053      $  (1,979)  $     (1)
     Capital gains distributions                 146,431            --         32,527         --
     Realized capital gain (loss) on
       sales of fund shares                       15,597            --             96         --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           155,910         3,245        (27,977)        19
                                           ------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      333,308         4,298          2,667         18

   From contractholder transactions:
     Variable annuity deposits                   544,248        12,285         47,038      7,596
     Contractholder maintenance
       charges                                    (7,396)          (97)          (517)        --
     Terminations and withdrawals                (66,881)           (6)        (2,789)        --
     Transfers between subaccounts, net        2,085,249       245,256        765,122         --
                                           ------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          2,555,220       257,438        808,854      7,596
                                           ------------------------------------------------------
Net increase (decrease) in net assets          2,888,528       261,736        811,521      7,614
Net assets at beginning of year                  261,736            --          7,614         --
                                           ------------------------------------------------------
Net assets at end of year                  $   3,150,264   $   261,736      $ 819,135   $  7,614
                                           ======================================================

                                             Jennison Small Company    Lehman Brothers Core Bond
                                               2007         2006*          2007          2006
                                           ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   (17,093)  $      (129)  $   147,509     $ 143,685
     Capital gains distributions                82,931            --            --            --
     Realized capital gain (loss) on
       sales of fund shares                     52,454            (1)     (148,399)      (73,098)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          27,660       (13,777)      100,188       115,904
                                           ------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    145,952       (13,907)       99,298       186,491

   From contractholder transactions:
     Variable annuity deposits                 413,319        15,166       617,629     1,087,470
     Contractholder maintenance
       charges                                  (9,631)         (662)      (19,215)      (15,399)
     Terminations and withdrawals              (53,314)       (1,107)     (283,954)     (162,498)
     Transfers between subaccounts, net     (1,299,257)    1,547,995      (389,053)     (839,000)
                                           ------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         (948,883)    1,561,392       (74,593)       70,573
                                           ------------------------------------------------------
Net increase (decrease) in net assets         (802,931)    1,547,485        24,705       257,064
Net assets at beginning of year              1,547,485            --     3,964,313     3,707,249
                                           ------------------------------------------------------
Net assets at end of year                  $   744,554   $ 1,547,485   $ 3,989,018   $ 3,964,313
                                           ======================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                        Neuberger Berman Socially
                                           Neuberger Berman Partners           Responsive
                                                2007         2006*         2007         2006***
                                           -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    (1,200)   $      105    $     (925)   $      (471)
     Capital gains distributions                 8,207           914         9,540          2,118
     Realized capital gain (loss) on
       sales of fund shares                      1,118            (1)        1,063          8,388
     Change in unrealized appreciation/
       depreciation on investments
       during the year                             393          (932)        1,708          6,004
                                           -------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      8,518            86        11,386         16,039

   From contractholder transactions:
     Variable annuity deposits                  20,415            10        72,023         28,295
     Contractholder maintenance
       charges                                  (1,866)          (41)         (905)          (228)
     Terminations and withdrawals              (12,557)           --       (48,128)           (10)
     Transfers between subaccounts, net        150,082        70,027        96,634         85,315
                                           -------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          156,074        69,996       119,624        113,372
                                           -------------------------------------------------------
Net increase (decrease) in net assets          164,592        70,082       131,010        129,411
Net assets at beginning of year                 70,082            --       129,411             --
                                           -------------------------------------------------------
Net assets at end of year                  $   234,674    $   70,082    $  260,421    $   129,411
                                           =======================================================

                                           PIMCO Foreigh Bond (U.S.
                                                Dollar-Hedged)               PIMCO High Yield
                                              2007          2006*          2007           2006
                                           -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    3,429    $      177    $   212,060    $   192,099
     Capital gains distributions                   --            --          2,289          2,450
     Realized capital gain (loss) on
       sales of fund shares                    (6,960)           --          6,847          4,511
     Change in unrealized appreciation/
       depreciation on investments
       during the year                            992          (445)      (140,241)        70,391
                                           -------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    (2,539)         (268)        80,955        269,451

   From contractholder transactions:
     Variable annuity deposits                 49,148           191        545,651        851,803
     Contractholder maintenance
       charges                                 (1,053)         (195)       (15,964)       (18,071)
     Terminations and withdrawals              (8,311)         (411)      (212,172)      (199,232)
     Transfers between subaccounts, net      (424,370)      453,572       (131,445)       (70,246)
                                           -------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions        (384,586)      453,157        186,070        564,254
                                           -------------------------------------------------------
Net increase (decrease) in net assets        (387,125)      452,889        267,025        833,705
Net assets at beginning of year               452,889            --      3,513,815      2,680,110
                                           -------------------------------------------------------
Net assets at end of year                  $   65,764    $  452,889    $ 3,780,840    $ 3,513,815
                                           =======================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 Royce Opportunity             Royce Value
                                              2007           2006*          2007          2006*
                                          ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (727)  $         (6)  $       5,358   $         (6)
     Capital gains distributions               28,838             --          40,442             49
     Realized capital gain (loss) on
       sales of fund shares                      (170)            --          (4,485)           (20)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (45,148)           208         (71,309)          (263)
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (17,207)           202         (29,994)          (240)

   From contractholder transactions:
     Variable annuity deposits                 23,747          3,368         311,203            230
     Contractholder maintenance charges          (818)           (11)         (2,317)            (3)
     Terminations and withdrawals              (2,145)            --          (2,952)            --
     Transfers between subaccounts, net       176,926         24,076         378,462         14,146
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             197,710         27,433         684,396         14,373
                                          ----------------------------------------------------------

Net increase (decrease) in net assets         180,503         27,635         654,402         14,133
Net assets at beginning of year                27,635             --          14,133             --
                                          ----------------------------------------------------------
Net assets at end of year                 $   208,138   $     27,635   $     668,535   $     14,133
                                          ==========================================================

                                            RS Information Age              RS Value
                                              2007        2006*         2007          2006*
                                          ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (161)  $      (2)  $    (1,269)  $         360
     Capital gains distributions                4,329          --        34,116           1,017
     Realized capital gain (loss) on
       sales of fund shares                        17          --            18              --
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         (4,881)         79       (57,830)         (1,234)
                                          ------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (696)         77       (24,965)            143

   From contractholder transactions:
     Variable annuity deposits                  3,317           4       114,967             390
     Contractholder maintenance charges          (283)         (9)       (2,035)            (12)
     Terminations and withdrawals                  --          --       (63,027)             --
     Transfers between subaccounts, net       216,376       7,759     1,412,459          62,985
                                          ------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             219,410       7,754     1,462,364          63,363
                                          ------------------------------------------------------
Net increase (decrease) in net assets         218,714       7,831     1,437,399          63,506
Net assets at beginning of year                 7,831          --        63,506              --
                                          ------------------------------------------------------
Net assets at end of year                 $   226,545   $   7,831   $ 1,500,905   $      63,506
                                          ======================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                          Security Alpha
                                            Opportunity    Security Capital Preservation
                                               2007             2007            2006
                                          -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (2,445)   $     280,241   $     276,769
     Capital gains distributions                171,996               --              --
     Realized capital gain (loss) on
       sales of fund shares                      (6,073)         (67,649)        (81,805)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         (144,391)        (255,373)         59,065
                                          -----------------------------------------------
   Net increase (decrease) in net
     assets from operations                      19,087          (42,781)        254,029

   From contractholder transactions:
     Variable annuity deposits                    4,496          927,421       1,538,121
     Contractholder maintenance charges          (1,795)         (31,103)        (54,272)
     Terminations and withdrawals                (4,366)        (330,256)       (723,567)
     Transfers between subaccounts, net         938,639       (1,499,801)     (1,217,340)
                                          -----------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               936,974         (933,739)       (457,058)
                                          -----------------------------------------------
Net increase (decrease) in net assets           956,061         (976,520)       (203,029)
Net assets at beginning of year                      --        7,923,089       8,126,118
                                          -----------------------------------------------
Net assets at end of year                 $     956,061    $   6,946,569   $   7,923,089
                                          ===============================================

                                             Security Diversified Income         Security Equity
                                                 2007           2006           2007          2006
                                          --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $       78,027   $      79,113   $      (3,051)  $     (2,547)
     Capital gains distributions                      --              --          38,665         27,388
     Realized capital gain (loss) on
       sales of fund shares                      (13,742)        (24,050)          3,555            456
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           (34,112)         23,658         (55,061)         1,539
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       30,173          78,721         (15,892)        26,836

   From contractholder transactions:
     Variable annuity deposits                   254,219         387,968          46,315         44,434
     Contractholder maintenance charges          (11,081)        (11,333)         (1,756)        (1,004)
     Terminations and withdrawals               (154,658)       (167,132)        (36,941)        (5,587)
     Transfers between subaccounts, net         (429,398)        276,379         (30,619)         1,581
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               (340,918)        485,882         (23,001)        39,424
                                          --------------------------------------------------------------
Net increase (decrease) in net assets           (310,745)        564,603         (38,893)        66,260
Net assets at beginning of year                2,431,223       1,866,620         288,646        222,386
                                          --------------------------------------------------------------
Net assets at end of year                 $    2,120,478   $   2,431,223   $     249,753   $    288,646
                                          ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                  Security Global           Security Income Opportunity
                                                2007           2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (57,000)  $     (48,297)  $     109,257   $      78,580
      Capital gains distributions              2,450,700         786,759              --           1,912
      Realized capital gain (loss) on
         sales of fund shares                    125,094         112,382          (9,390)            (81)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                      (1,848,146)       (148,656)       (101,616)        (10,223)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     670,648         702,188          (1,749)         70,188

   From contractholder transactions:
      Variable annuity deposits                  978,780       1,029,501         604,179         241,214
      Contractholder maintenance
         charges                                 (26,184)        (20,191)        (10,949)         (7,445)
      Terminations and withdrawals              (343,088)       (182,452)       (101,718)        (38,436)
      Transfers between subaccounts, net         (73,068)        923,120        (200,691)        715,326
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions           536,440       1,749,978         290,821         910,659
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          1,207,088       2,452,166         289,072         980,847
Net assets at beginning of year                6,363,671       3,911,505       1,940,090         959,243
                                           --------------------------------------------------------------
Net assets at end of year                  $   7,570,759   $   6,363,671   $   2,229,162   $   1,940,090
                                           ==============================================================

                                              Security Large Cap Value         Security Mid Cap Growth
                                               2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (10,566)  $     (11,204)  $     (16,600)  $     (17,852)
      Capital gains distributions                 81,702              --         296,880         167,215
      Realized capital gain (loss) on
         sales of fund shares                    151,451          13,467         (10,197)         27,268
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (183,041)        260,672        (443,021)       (122,081)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      39,546         262,935        (172,938)         54,550

   From contractholder transactions:
      Variable annuity deposits                  303,546         124,333         202,731         335,244
      Contractholder maintenance
         charges                                 (11,789)         (8,988)         (7,108)         (7,512)
      Terminations and withdrawals              (179,160)        (62,602)        (67,365)        (91,919)
      Transfers between subaccounts, net        (212,489)      1,263,112        (285,344)       (178,154)
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions           (99,892)      1,315,855        (157,086)         57,659
                                           --------------------------------------------------------------
Net increase (decrease) in net assets            (60,346)      1,578,790        (330,024)        112,209
Net assets at beginning of year                2,225,506         646,716       1,753,099       1,640,890
                                           --------------------------------------------------------------
Net assets at end of year                  $   2,165,160   $   2,225,506   $   1,423,075   $   1,753,099
                                           ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              Security Mid Cap Value            Security Select 25
                                               2007            2006            2007           2006***
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    (152,305)  $     (78,635)  $      (7,837)  $      (4,094)
      Capital gains distributions              4,405,194       1,187,897          60,927              --
      Realized capital gain (loss) on
         sales of fund shares                    509,023         472,591           7,873             856
      Change in unrealized appreciation/
         depreciation on investments
         during the year                      (4,744,177)      1,013,117        (114,397)         54,411
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      17,735       2,594,970         (53,434)         51,173

   From contractholder transactions:
      Variable annuity deposits                2,664,691       3,460,817          72,964          68,150
      Contractholder maintenance charges        (120,019)       (107,456)         (3,504)         (2,046)
      Terminations and withdrawals              (858,563)       (672,507)        (20,497)         (7,300)
      Transfers between subaccounts, net      (2,223,807)       (643,560)        (64,079)        647,041
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          (537,698)      2,037,294         (15,116)        705,845
                                           --------------------------------------------------------------
Net increase (decrease) in net assets           (519,963)      4,632,264         (68,550)        757,018
Net assets at beginning of year               22,683,545      18,051,281         757,018              --
                                           --------------------------------------------------------------
Net assets at end of year                  $  22,163,582   $  22,683,545   $     688,468   $     757,018
                                           ==============================================================

                                                                               T. Rowe Price Capital
                                             Security Small Cap Growth             Appreciation
                                               2007            2006            2007            2006*
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      (5,359)  $      (5,959)  $      73,796   $       2,887
      Capital gains distributions                 36,119              --         215,329          12,056
      Realized capital gain (loss) on
         sales of fund shares                     26,159          31,881        (211,275)             (7)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (36,284)        (11,836)       (137,015)        (14,345)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      20,635          14,086         (59,165)            591

   From contractholder transactions:
      Variable annuity deposits                   70,723         169,745         192,353          30,791
      Contractholder maintenance charges          (2,068)         (2,826)         (8,279)           (148)
      Terminations and withdrawals               (44,543)        (15,820)        (36,783)             --
      Transfers between subaccounts, net         (89,052)       (126,494)      1,306,132         275,633
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions           (64,940)         24,605       1,453,423         306,276
                                           --------------------------------------------------------------
Net increase (decrease) in net assets            (44,305)         38,691       1,394,258         306,867
Net assets at beginning of year                  529,760         491,069         306,867              --
                                           --------------------------------------------------------------
Net assets at end of year                  $     485,455   $     529,760   $   1,701,125   $     306,867
                                           ==============================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                      Years Ended December 31, 2007 and 2006

                                             T. Rowe Price Growth Stock         Van Kampen Aggressive Growth
                                               2007             2006*              2007              2006
                                          -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $     (26,973)    $          45     $      (2,567)    $      (2,927)
     Capital gains distributions                 96,616             3,395                --                --
     Realized capital gain (loss) on
       sales of fund shares                      99,319                (2)           31,523             6,960
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           96,538            (8,430)            6,946             6,753
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     265,500            (4,992)           35,902            10,786

   From contractholder transactions:
     Variable annuity deposits                  542,512            22,099            44,832            32,008
     Contractholder maintenance charges         (14,665)             (782)           (1,301)           (1,887)
     Terminations and withdrawals               (74,152)           (1,173)           (7,739)          (18,346)
     Transfers between subaccounts, net         (74,411)        1,802,735          (109,384)           (6,834)
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               379,284         1,822,879           (73,592)            4,941
                                          --------------------------------------------------------------------
Net increase (decrease) in net assets           644,784         1,817,887           (37,690)           15,727
Net assets at beginning of year               1,817,887                --           288,217           272,490
                                          --------------------------------------------------------------------
Net assets at end of year                 $   2,462,671     $   1,817,887     $     250,527     $     288,217
                                          ====================================================================

                                                Van Kampen Comstock             Van Kampen Equity and Income
                                               2007              2006              2007              2006
                                          -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      97,074     $     111,068     $     124,390     $     103,913
     Capital gains distributions                608,257           525,277           276,183           396,080
     Realized capital gain (loss) on
       sales of fund shares                     185,621           103,463           429,710            78,132
     Change in unrealized appreciation/
       depreciation on investments
       during the year                       (1,196,682)          708,227          (503,522)          362,059
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    (305,730)        1,448,035           326,761           940,184

   From contractholder transactions:
     Variable annuity deposits                1,393,057         1,321,632         1,645,008         2,148,094
     Contractholder maintenance charges         (51,688)          (44,781)          (43,347)          (44,005)
     Terminations and withdrawals              (494,897)         (267,824)         (562,911)         (345,002)
     Transfers between subaccounts, net      (1,151,940)         (784,718)         (895,907)        1,013,262
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              (305,468)          224,309           142,843         2,772,349
                                          --------------------------------------------------------------------
Net increase (decrease) in net assets          (611,198)        1,672,344           469,604         3,712,533
Net assets at beginning of year              11,017,902         9,345,558         9,469,883         5,757,350
                                          --------------------------------------------------------------------
Net assets at end of year                 $  10,406,704     $  11,017,902     $   9,939,487     $   9,469,883
                                          ====================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                      Years Ended December 31, 2007 and 2006

                                                                                   Wells Fargo Advantage
                                            Wells Fargo Advantage Growth             Growth and Income
                                               2007              2006              2007              2006
                                          --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (6,036)    $      (6,012)    $        (608)    $        (747)
     Capital gains distributions                     --                --                --                --
     Realized capital gain (loss) on
       sales of fund shares                      20,186            49,891             8,847             3,394
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          121,984            (1,162)           (7,343)           17,469
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     136,134            42,717               896            20,116

   From contractholder transactions:
     Variable annuity deposits                   57,203           105,016            22,412            21,464
     Contractholder maintenance charges          (2,490)           (2,131)           (1,100)           (1,115)
     Terminations and withdrawals                (5,214)          (11,146)             (691)           (4,571)
     Transfers between subaccounts, net         281,567            26,797           (11,344)           (7,724)
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               331,066           118,536             9,277             8,054
                                          --------------------------------------------------------------------
Net increase (decrease) in net assets           467,200           161,253            10,173            28,170
Net assets at beginning of year                 515,249           353,996           173,143           144,973
                                          --------------------------------------------------------------------
Net assets at end of year                 $     982,449     $     515,249     $     183,316     $     173,143
                                          ====================================================================

                                               Wells Fargo Advantage            Wells Fargo Advantage Small
                                                    Opportunity                          Cap Value
                                               2007              2006              2007              2006
                                          --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $       1,164     $      (3,683)    $     (88,030)    $     (66,641)
     Capital gains distributions                 72,608            75,593         1,354,859           682,620
     Realized capital gain (loss) on
       sales of fund shares                       4,582             8,276            86,695           114,849
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (61,063)          (39,036)         (620,733)          (27,233)
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      17,291            41,150           732,791           703,595

   From contractholder transactions:
     Variable annuity deposits                   33,767            72,908         1,371,526         1,718,653
     Contractholder maintenance charges          (1,414)           (2,491)          (40,139)          (31,871)
     Terminations and withdrawals               (13,807)          (35,091)         (385,462)         (304,912)
     Transfers between subaccounts, net          (9,663)          (15,393)          153,909           501,256
                                          --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                                 8,883            19,933         1,099,834         1,883,126
                                          --------------------------------------------------------------------
Net increase (decrease) in net assets            26,174            61,083         1,832,625         2,586,721
Net assets at beginning of year                 445,380           384,297         7,841,963         5,255,242
                                          --------------------------------------------------------------------
Net assets at end of year                 $     471,554     $     445,380     $   9,674,588     $   7,841,963
                                          ====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV - Valuebuilder Variable Annuity of Security Benefit Life Insurance Company (VVASBL) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for VVASBL are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                      Subaccount                                                             Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                              AIM Advisors, Inc.:
                                                              AIM Growth Series:
AIM Basic Value                                                  AIM Basic Value Fund (Class A)
                                                              AIM Stock Funds:
AIM Dynamics                                                     AIM Dynamics Fund (Class A)
AIM Large Cap Growth                                             AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                                          AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                                             AIM Small Cap Growth Fund (Class A)
                                                              AIM Sector Funds:
AIM Technology                                                   AIM Technology Fund (Class A)
                                                              American Century Investments, Inc.:
American Century Equity Income                                   American Century Equity Income Fund (Advisor Class)
American Century Heritage                                        American Century Heritage Fund (Advisor Class)
American Century International Growth                            American Century International Growth Fund (Advisor Class)
American Century Select                                          American Century Select Fund (Advisor Class)
American Century Strategic Allocation: Aggressive*               American Century Strategic Allocation: Aggressive (Advisor Class)
American Century Strategic Allocation: Conservative*             American Century Strategic Allocation: Conservative (Advisor Class)
American Century Strategic Allocation: Moderate                  American Century Strategic Allocation: Moderate (Advisor Class)
                                                              Ariel Mutual Funds:
Ariel Fund                                                       Ariel Fund
                                                              Aston Asset Management:
Aston/Optimum Mid Cap                                            Aston/Optimum Mid Cap Fund (Class N)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                      Subaccount                                                             Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                              Calamos Advisors, LLC:
                                                              Calamos Investment Trust:
Calamos Growth                                                   Calamos Growth Fund (Class A)
Calamos Growth and Income                                        Calamos Growth and Income Fund (Class A)
Calamos High Yield                                               Calamos High Yield Fund (Class A)
                                                              Dreyfus Appreciation Fund, Inc.:
Dreyfus Appreciation                                             Dreyfus Appreciation Fund (Class A)
                                                              Dreyfus Growth and Value Funds, Inc.:
Dreyfus General Money Market                                     Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                             Dreyfus Midcap Value Fund
Dreyfus Premier Strategic Value                                  Dreyfus Premier Strategic Value Fund (Class A)
                                                              Quantitative Management Associates, LLC:
Dryden Small-Cap Core Equity*                                    Dryden Small-Cap Core Equity (Class A)
                                                              Federated Investment Management Company:
Federated Bond                                                   Federated Bond (Class A)
                                                              Fidelity Advisor Series:
Fidelity Advisor Dividend Growth                                 Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation**            Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                                         Fidelity Advisor Mid Cap Fund (Class T)
Fidelity Advisor Real Estate                                     Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                                Fidelity Advisor Value Strategies Fund (Class T)
                                                              Goldman Sachs Asset Management International:
Goldman Sachs Emerging Markets Equity                            Goldman Sachs Emerging Markets Equity Fund (Service Class)
                                                              Goldman Sachs Asset Management, L.P.:
Goldman Sachs Government Income                                  Goldman Sachs Government Income (Service Class)
                                                              Janus Capital Management, LLC:
Janus Adviser INTECH Risk-Managed Core                           Janus Adviser INTECH Risk-Managed Core Fund (Class S)
Janus Adviser International Growth                               Janus Adviser International Growth Fund (Class S)
                                                              Jennison Associates, LLC:
Jennison 20/20 Focus                                             Jennison 20/20 Focus (Class A)
Jennison Small Company                                           Jennison Small Company (Class A)
                                                              Neuberger Berman Management, Inc.:
Lehman Brothers Core Bond                                        Lehman Brothers Core Bond Fund (NB Investor Class)
Neuberger Berman Partners                                        Neuberger Berman Partners Fund (Advisor Class)
Neuberger Berman Socially Responsive                          Neuberger Berman Socially Responsive Fund (Trust Class)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

** This subaccount is no longer available for investment.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                      Subaccount                                                             Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                              Pacific Investment Management Compay Funds:
PIMCO Foreign Bond (U.S. Dollar-Hedged)                          PIMCO Foreign Bond (U.S. Dollar-Hedged) (Class R)
PIMCO High Yield                                                 PIMCO High Yield Fund (Class A)
                                                              Royce & Associates, LLC:
Royce Opportunity                                                Royce Opportunity (Service Class)
Royce Value                                                      Royce Value (Service Class)
                                                              RS Investment Management L.P.:
RS Information Age                                               RS Information Age (Class A)
RS Value                                                         RS Value (Class A)
                                                              SBL Funds:
Security Alpha Opportunity*                                      Security Alpha Opportunity Fund (Class A)
Security Capital Preservation                                    Security Capital Preservation Fund (Class A)
Security Diversified Income                                      Security Diversified Income Fund (Class A)
Security Equity                                                  Security Equity Series (Class A)
Security Global                                                  Security Global Series (Class A)
Security Income Opportunity                                      Security Income Opportunity Fund (Class A)
Security Large Cap Value                                         Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                                          Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                           Security Mid Cap Value Fund (Class A)
Security Select 25                                               Security Select 25 Fund (Class A)
Security Small Cap Growth                                        Security Small Cap Growth Series (Class A)
                                                              T. Rowe Price Investment Services, Inc.:
T. Rowe Price Capital Appreciation                               T. Rowe Price Capital Appreciation (Advisor Class)
T. Rowe Price Growth Stock                                       T. Rowe Price Growth Stock (Class R)
                                                              Van Kampen Asset Management:
Van Kampen Aggressive Growth                                     Van Kampen Aggressive Growth Fund (Class A)
Van Kampen Comstock                                              Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                                     Van Kampen Equity and Income Fund (Class A)
                                                              Wells Capital Management Incorporated:
Wells Fargo Advantage Growth                                     Wells Fargo Advantage Growth Fund (Advisor Class)
Wells Fargo Advantage Opportunity                                Wells Fargo Advantage Opportunity Fund (Advisor Class)
Wells Fargo Advantage Small Cap Value                            Wells Fargo Advantage Small Cap Value Fund (Class A)
                                                              Matrix Asset Advisors, Inc.:
Wells Fargo Advantage Growth and Income                          Wells Fargo Advantage Growth and Income Fund (Advisor Class)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor of American Century Equity Income Fund, American Century Heritage Fund, American Century Select Fund, American Century Strategic Allocation: Aggressive Fund, American Century Strategic
Allocation:   Conservative  Fund  and  American  Century  Strategic  Allocation:
Moderate Fund. American Century Global is the investment advisor for American Century International Growth Fund. Ariel Capital Management, LLC serves as investment advisor of Ariel Fund. Aston Asset Management LLC serves as investment advisor and has engaged Optimum Investment Advisors, LLC to provide subadvisory services to Aston/Optimum Mid Cap Fund. Calamos Advisors, LLC serves as investment advisor of Calamos Growth Fund, Calamos Growth and Income Fund, and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus Appreciation Fund, Dreyfus General Money Market Fund, Dreyfus Mid Cap Value Fund, and Dreyfus Premier Strategic Value Fund. Quantitative Management Associates, LLC serves as investment advisor of Dryden Small-Cap Core Equity Fund. Federated Investment Management Company serves as investment advisor for Federated Bond. Fidelity Management & Research Company serves as investment advisor of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund, and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management, LP serves as investment advisor of Goldman Sachs Emerging Markets Equity and Goldman Sachs Government Income Fund. Janus Capital Management serves as investment advisor of Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser International Growth Fund. Jennison Associates, LLC serves as investment advisor of Jennison 20/20 Focus and Jennison Small Company. Neuberger Berman Management Inc. has engaged Lehman Brothers Asset Management LLC to provide subadvisory services to Lehman Brothers Core Bond Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund. Pacific Investment Management Company, LLC serves as investment advisor of PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund and PIMCO High Yield Fund. Royce & Associates, LLC serves as investment advisor of Royce Opportunity Fund and Royce Value Fund. RS Investment Management Co. LLC. serves as investment advisor of RS Information Age Fund and RS Value Fund. Security Investors, LLC (SI) serves as investment advisor of Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, and Security Select 25

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fund. SI is a limited liability company controlled by SBL. SBL is a wholly-owned subsidiary of Security Benefit Corporation (SBC). SI has engaged Mainstream Investment Advisers, LLC to provide subadvisory services to Security Alpha Opportunity Fund, Security Global Investors, LLC, a limited liability company also controlled by SBL, and OppenheimerFunds, Inc. to provide subadvisory services to Security Global Fund, Four Corners Capital Management, LLC to provide subadvisory services to Security Income Opportunity Fund, and RS Investments to provide subadvisory services to Security Small Cap Growth Fund.
T. Rowe Price serves as investment advisor of T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Stock Fund. Van Kampen Asset Management, Inc. serves as investment advisor of Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity and Income Fund. Matrix Asset Advisors, Inc. serves as investment advisor of Wells Fargo Advantage Growth and Income Fund. Wells Capital Management Incorporated serves as investment advisor of Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Small Cap Value Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007 were as follows:

                                                         Cost of      Proceeds
                     Subaccount                         Purchases    from Sales
--------------------------------------------------------------------------------
AIM Basic Value                                        $   709,077   $   571,827
AIM Dynamics                                               109,208       106,831
AIM Large Cap Growth                                       128,951       191,405
AIM Mid Cap Core Equity                                    303,822       137,117
AIM Small Cap Growth                                       701,236       368,693
AIM Technology                                             207,489        43,943
American Century Equity Income                           3,380,886     2,551,073
American Century Heritage                                1,126,399       206,264

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of      Proceeds
                     Subaccount                         Purchases    from Sales
--------------------------------------------------------------------------------
American Century International Growth                  $ 1,126,775   $   664,299
American Century Select                                    322,182       540,718
American Century Strategic Allocation: Aggressive        4,833,423       169,024
American Century Strategic Allocation: Conservative      2,372,043     1,122,026
American Century Strategic Allocation: Moderate            736,778       379,330
Ariel Fund                                               1,048,600     1,310,481
Aston/Optimum Mid Cap                                      291,613        16,028
Calamos Growth                                           3,474,824     2,255,232
Calamos Growth and Income                                2,964,552     2,240,434
Calamos High Yield                                         397,818       238,680
Dreyfus Appreciation                                       759,208       617,033
Dreyfus General Money Market                             3,352,000     1,935,562
Dreyfus Midcap Value                                       680,283       343,402
Dreyfus Premier Strategic Value                          2,074,223       463,039
Dryden Small-Cap Core Equity                                 5,089           210
Federated Bond                                           2,361,860     1,137,158
Fidelity Advisor Dividend Growth                           311,955       605,269
Fidelity Advisor International Capital Appreciation        268,968       462,097
Fidelity Advisor Mid Cap                                   303,395       250,937
Fidelity Advisor Real Estate                             1,354,844     1,095,805
Fidelity Advisor Value Strategies                          638,972       470,511
Goldman Sachs Emerging Markets Equity                      859,623       148,487
Goldman Sachs Government Income                          4,072,765     3,319,859
Janus Adviser INTECH Risk-Managed Core                     101,749        58,585
Janus Adviser International Growth                       2,903,126       186,105
Jennison 20/20 Focus                                       842,957         3,554
Jennison Small Company                                     988,143     1,871,189
Lehman Brothers Core Bond                                6,595,195     6,522,136
Neuberger Berman Partners                                  201,192        38,110
Neuberger Berman Socially Responsive                       180,594        52,355

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of      Proceeds
                      Subaccount                        Purchases    from Sales
--------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged)                $    88,207   $   469,365
PIMCO High Yield                                         1,958,300     1,557,881
Royce Opportunity                                          252,089        26,268
Royce Value                                                803,734        73,538
RS Information Age                                         223,999           421
RS Value                                                 1,584,511        89,301
Security Alpha Opportunity                               1,253,699       147,174
Security Capital Preservation                            2,822,015     3,475,517
Security Diversified Income                                330,654       593,549
Security Equity                                             83,583        70,969
Security Global                                          3,789,536       859,403
Security Income Opportunity                                958,761       558,683
Security Large Cap Value                                 1,150,357     1,179,113
Security Mid Cap Growth                                    513,409       390,218
Security Mid Cap Value                                   6,266,499     2,551,328
Security Select 25                                         130,321        92,347
Security Small Cap Growth                                   99,403       133,587
T. Rowe Price Capital Appreciation                       4,672,952     2,930,404
T. Rowe Price Growth Stock                               2,201,398     1,752,472
Van Kampen Aggressive Growth                                44,924       121,082
Van Kampen Comstock                                      1,860,185     1,460,331
Van Kampen Equity and Income                             5,962,232     5,418,822
Wells Fargo Advantage Growth                               431,145       106,115
Wells Fargo Advantage Growth and Income                     55,216        46,548
Wells Fargo Advantage Opportunity                          133,539        50,886
Wells Fargo Advantage Small Cap Value                    3,008,662       642,017

Annuity Reserves

As of December 31, 2007, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value. Additionally SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% to 0.95% of the average daily net asset value to accounts with $25,000 or more and 0.90% to 1.10% of the average daily net asset value to accounts with less than $25,000. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                  2007                             2006
                                     ------------------------------   --------------------------------
                                                              Net                               Net
                                      Units      Units     Increase      Units    Units      Increase
Subaccount                            Issued   Redeemed   (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------   --------------------------------
AIM Basic Value                       51,873    (71,633)     (19,760)   92,417   (112,779)    (20,362)
AIM Dynamics                          25,235    (23,814)       1,421    12,575     (1,893)     10,682
AIM Large Cap Growth                  26,164    (30,370)      (4,206)  139,022    (23,031)    115,991
AIM Mid Cap Core Equity               15,402    (13,583)       1,819    24,300    (20,534)      3,766
AIM Small Cap Growth                  70,819    (57,170)      13,649   130,658   (135,651)     (4,993)
AIM Technology                        40,699    (10,456)      30,243     8,248     (6,505)      1,743
American Century Equity
   Income                            287,050   (263,214)      23,836   380,642   (293,936)     86,706
American Century Heritage             83,307    (18,677)      64,630    53,328    (65,048)    (11,720)
American Century International
   Growth                            115,499    (85,736)      29,763   151,754   (132,478)     19,276
American Century Select               63,863   (102,179)     (38,316)  185,833   (206,774)    (20,941)
American Century Strategic
   Allocation: Aggressive            427,322    (42,626)     384,696        --         --          --
American Century Strategic
   Allocation: Conservative          232,691   (109,789)     122,902        --         --          --
American Century Strategic
   Allocation: Moderate               67,647    (34,829)      32,818       334         --         334
Ariel Fund                           100,602   (141,761)     (41,159)  299,171   (319,845)    (20,674)
Aston/Optimum Mid Cap                 37,084    (12,824)      24,260     2,813         (1)      2,812
Calamos Growth                       312,305   (346,850)     (34,545)  645,616   (528,048)    117,568
Calamos Growth and Income            275,941   (284,758)      (8,817)  574,021   (314,473)    259,548
Calamos High Yield                    42,906    (28,002)      14,904     2,408         --       2,408
Dreyfus Appreciation                 109,827    (96,418)      13,409   133,790   (166,729)    (32,939)
Dreyfus General Money Market         484,376   (325,280)     159,096   562,051   (469,166)     92,885
Dreyfus Midcap Value                  45,455    (40,352)       5,103    50,034    (42,366)      7,668

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                  2007                             2006
                                     ------------------------------   --------------------------------
                                                              Net                               Net
                                      Units      Units     Increase      Units    Units      Increase
Subaccount                            Issued   Redeemed   (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------   --------------------------------
Dreyfus Premier Strategic
   Value                             197,212    (87,934)     109,278   230,189   (104,743)    125,446
Dryden Small-Cap Core Equity             980       (489)         491        --         --          --
Federated Bond                       294,189   (174,018)     120,171    25,529        (12)     25,517
Fidelity Advisor Dividend
   Growth                             66,723   (103,991)     (37,268)  156,712   (168,538)    (11,826)
Fidelity Advisor Real Estate         115,909    (94,767)      21,142    21,902       (200)     21,702
Fidelity Advisor Value
   Strategies                         47,167    (50,898)      (3,731)   61,427    (62,770)     (1,343)
Goldman Sachs Emerging
   Markets Equity                     73,078    (19,312)      53,766     3,197         (1)      3,196
Fidelity Advisor International
   Capital Appreciation               14,859    (44,311)     (29,452)   45,102    (64,576)    (19,474)
Fidelity Advisor Mid Cap              19,102    (21,612)      (2,510)  188,967   (187,109)      1,858
Fidelity Advisor Real Estate         115,909    (94,767)     (21,142)   21,902       (200)     21,702
Fidelity Advisor Value
   Strategies                         47,167    (50,898)      (3,731)   61,427    (62,770)     (1,343)
Goldman Sachs Emerging
   Markets Equity                     73,078    (19,312)     (53,766)    3,197         (1)      3,196
Goldman Sachs Government
   Income                            438,813   (357,542)      81,271   218,576     (2,378)    216,198
Janus Adviser INTECH Risk-
   Managed Core                        9,821     (5,727)       4,094     6,681     (1,995)      4,686
Janus Adviser International
   Growth                            311,104    (83,883)     227,221    26,158       (685)     25,473
Jennison 20/20 Focus                  79,364     (2,944)      76,420       759         --         759
Jennison Small Company               151,825   (236,776)     (84,951)  161,584     (5,208)    156,376
Lehman Brothers Core Bond            527,628   (524,513)       3,115   410,850   (388,191)     22,659
Neuberger Berman Partners             22,945     (7,696)      15,249     7,015         (4)      7,011
Neuberger Berman Socially
   Responsive                         16,591     (4,887)      11,704    30,313    (17,997)     12,316
PIMCO Foreign Bond (U.S.
   Dollar-Hedged)                     12,288    (51,387)     (39,099)   46,010       (214)     45,796
PIMCO High Yield                     186,353   (161,104)      25,249   226,411   (169,703)     56,708
Royce Opportunity                     30,530    (11,302)      19,228     2,743         (1)      2,742

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                  2007                             2006
                                     ------------------------------   --------------------------------
                                                              Net                               Net
                                      Units      Units     Increase      Units    Units      Increase
Subaccount                            Issued   Redeemed   (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------   --------------------------------
Royce Value                           86,023    (19,761)      66,262     1,720       (292)      1,428
RS Information Age                    18,541        (25)      18,516       785         (1)        784
RS Value                             176,245    (33,903)     142,342     6,275         (1)      6,274
Security Alpha Opportunity           105,673    (20,895)      84,778        --         --          --
Security Capital Preservation        404,976   (473,716)     (68,740)  724,499   (744,577)    (20,078)
Security Diversified Income           62,318    (89,438)     (27,120)  192,696   (136,909)     55,787
Security Equity                        7,615     (9,440)      (1,825)    8,267     (2,571)      5,696
Security Global                      192,272   (134,932)      57,340   308,651   (149,031)    159,620
Security Income Opportunity          100,617    (65,805)      34,812   149,531    (56,353)     93,178
Security Large Cap Value             114,146   (120,876)      (6,730)  164,967    (29,024)    135,943
Security Mid Cap Growth               40,809    (51,701)     (10,892)   71,475    (61,503)      9,972
Security Mid Cap Value               263,418   (256,102)       7,316   642,588   (489,921)    152,667
Security Select 25                    13,298    (12,478)         820    94,421    (17,686)     76,735
Security Small Cap Growth             18,897    (23,504)      (4,607)   34,488    (30,938)      3,550
T. Rowe Price Capital
   Appreciation                      484,006   (346,278)     137,728    30,442        (15)     30,427
T. Rowe Price Growth Stock           307,235   (256,353)      50,882   190,468    (10,703)    179,765
Van Kampen Aggressive
   Growth                             13,261    (21,953)      (8,692)   14,008    (12,322)      1,686
Van Kampen Comstock                  257,205   (256,972)         233   400,175   (349,554)     50,621
Van Kampen Equity and
   Income                            594,954   (553,726)      41,228   564,201   (295,773)    268,428
Wells Fargo Advantage Growth          69,005    (30,525)      38,480    97,626    (77,729)     19,897
Wells Fargo Advantage Growth
   and Income                          7,019     (5,507)       1,512     7,988     (6,590)      1,398
Wells Fargo Advantage
   Opportunity                         7,368     (5,323)       2,045    10,710     (7,475)      3,235
Wells Fargo Advantage Small
   Cap Value                         165,135    (90,655)      74,480   251,495   (127,619)    123,876

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                                     2007                2006                2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
Units                                       324,615             344,375             364,737            354,120            275,973
Unit value                         $   10.12-$14.31    $  10.41 -$14.76    $    9.56-$13.59    $   9.42-$13.41   $    8.83-$12.60
Net assets                         $      3,291,004    $      3,588,136    $      3,495,190    $     3,338,222   $      2,438,927
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     0.06%               0.07%                 --%                --%                --%
Total return***                      (3.17)%-(2.82)%      8.85% - 8.46%       1.52% - 1.31%      6.68% - 6.43%      28.53%-28.31%

AIM Dynamics
Units                                        20,470              19,049               8,367              6,681              5,288
Unit value                             $9.22-$17.34    $           8.53    $    7.62-$14.38    $          7.18   $           6.69
Net assets                         $        188,760    $        162,543    $         63,740    $        47,989   $         35,371
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                --%                --%
Total return***                         7.69%-8.07%       12.02%-11.63%       6.03% - 5.82%              7.32%             32.74%

AIM Large Cap Growth(2)
Units                                       111,786             115,991                  --                 --                 --
Unit value                         $    8.15-$12.83    $    7.33-$11.58    $             --    $            --   $             --
Net assets                         $        910,866    $        851,574    $             --    $            --   $             --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                --%                --%
Investment income ratio**                       --%                 --%                 --%                --%                --%
Total return***                       10.66%-11.05%     (0.63)%-(0.36)%                 --%                --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
Units                                        81,812              79,993              76,227             59,158             39,635
Unit value                         $   12.60-$15.23    $   11.92-$14.44    $   11.16-$13.54    $  10.80-$13.13   $    9.87-$12.02
Net assets                         $      1,038,311    $        958,768    $        853,024    $       639,719   $        391,533
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     1.29%               0.73%                 --%                --%                --%
Total return***                         5.31%-5.68%         6.86%-6.48%       3.32% - 3.11%      9.42% - 9.23%      22.30%-21.91%

AIM Small Cap Growth
Units                                       241,551             227,902             232,895            212,923            119,249
Unit value                         $   10.78-$16.14    $   10.06-$15.10    $    9.15-$13.76    $   8.79-$13.24   $    8.55-$12.91
Net assets                         $      2,636,689    $      2,316,312    $      2,137,114    $     1,872,511   $      1,019,834
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                --%                --%
Total return***                         6.72%-7.10%         9.94%-9.56%       4.18% - 3.97%      2.81% - 2.56%      33.80%-33.51%

AIM Technology
Units                                        66,372              36,128              34,385             43,514             43,534
Unit value                         $    5.18-$13.28    $    5.02-$12.89    $    4.74-$12.21    $   4.85-$12.51   $    4.89-$12.63
Net assets                         $        343,976    $        181,446    $        164,401    $       211,689   $        212,946
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%               0.90%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                --%                --%
Total return***                         2.84%-3.20%         5.79%-5.42%      (2.18)%-(2.38)%    (0.82)%-(0.95)%     37.36%-36.84%

American Century Equity
Income
Units                                       534,917             511,081             424,375            187,667             98,637
Unit value                         $   11.13-$14.03    $   11.45-$14.41    $   12.00-$12.58    $  12.21-$12.83   $   11.31-$11.91
Net assets                         $      7,177,190    $      7,011,989    $      5,091,902    $     2,291,579   $      1,115,898
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     2.44%               2.10%               2.11%              2.02%              2.56%
Total return***                     (2.81)%-(2.47)%       14.74%-13.02%     (1.71)%-(1.91)%      7.96% - 7.72%      19.18%-18.98%

American Century Heritage
Units                                       102,203              37,573              49,293             14,586              4,284
Unit value                         $   14.95-$21.32    $   10.70-$15.29    $    9.52-$13.63    $   8.12-$11.65   $    7.90-$11.36
Net assets                         $      1,555,395    $        419,068    $        469,693    $       118,556   $         33,883
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                --%                --%
Total return***                       39.29%-39.78%       12.36%-11.96%       17.25%-17.01%      2.78% - 2.55%      16.52%-16.39%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
American Century
International Growth
Units                                       279,093             249,330             230,054             83,143             45,503
Unit value                         $   12.28-$18.65    $   10.93-$16.62    $    9.11-$13.88    $   8.38-$12.79   $    7.59-$11.59
Net assets                         $      3,433,453    $      2,728,800    $      2,096,234    $       696,735   $        344,550
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     0.37%               0.55%               2.16%              0.85%              0.61%
Total return***                     12.00% - 12.40%     19.96% - 19.54%       8.74% - 8.52%    10.70% - 10.35%    20.35% - 20.10%

American Century Select
Units                                       242,615             280,931             301,872            248,707            126,043
Unit value                         $    8.35-$12.47    $    7.16-$10.71    $    7.60-$11.39    $   7.85-$11.79   $    7.62-$11.47
Net assets                         $      2,028,669    $      2,011,611    $      2,294,061    $     1,952,703   $        960,728
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%               0.17%               0.53%                --%                --%
Total return***                     16.28% - 16.69%    (6.12)% - (5.79)%   (3.23)% - (3.42)%     3.02% - 2.79%             19.62%

American Century Strategic
Allocation: Aggressive
Units                                       384,695                  --                  --                 --                 --
Unit value****                     $   11.09-$11.13    $          10.10    $             --    $            --   $             --
Net assets                         $      4,280,350    $             --    $             --    $            --   $             --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                --%                --%
Investment income ratio**                     2.10%                 --%                 --%                --%                --%
Total return***                      9.82% - 10.21%                 --%                 --%                --%                --%

American Century Strategic
Allocation: Conservative
Units                                       122,902                  --                  --                 --                 --
Unit value****                     $   10.30-$10.34    $          10.01    $             --    $            --   $             --
Net assets                         $      1,270,621    $             --    $             --    $            --   $             --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                --%                --%
Investment income ratio**                     0.57%                 --%                 --%                --%                --%
Total return***                       2.81% - 3.18%                 --%                 --%                --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007              2006              2005               2004              2003
-----------------------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Moderate(1)
Units                                        33,151               334                --                 --                --
Unit value                         $   10.70-$10.75   $         10.08   $            --   $             --   $            --
Net assets                         $        356,139   $         3,361   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%               --%                --%               --%
Investment income ratio**                     2.22%             1.14%               --%                --%               --%
Total return***                         6.26%-6.63%       1.02%-0.14%               --%                --%               --%

Ariel Fund
Units                                       420,963           462,122           482,796            265,046            78,211

Unit value                         $   10.04-$13.93   $  12.46-$14.77   $  11.74-$13.95   $   12.09-$14.40   $10.31 - $12.30
Net assets                         $      4,997,402   $     5,788,621   $     5,685,475   $      3,211,669   $       809,444
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     0.30%               --%             0.38%              0.07%               --%
Total return***                      (5.82)%-(5.48)%      6.13%-5.76%    (2.93)%-(3.13)%     17.26%-17.07%     23.18%-22.88%

Aston/Optimum Mid Cap(1)
Units                                        27,072             2,812                --                 --                --
Unit value                         $   11.04-$11.08   $         10.21   $            --   $             --   $            --
Net assets                         $        300,099   $        28,713   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%               --%                --%               --%
Investment income ratio**                    13.04%               --%               --%                --%               --%
Total return***                         8.18%-8.56%       2.10%-2.07%               --%                --%               --%

Calamos Growth
Units                                     1,496,467         1,531,012         1,413,444            947,288           532,926
Unit value                         $   12.62-$17.69   $  11.75-$14.95   $  12.04-$15.36   $   11.54-$14.75   $  10.11-$12.95
Net assets                         $     20,909,526   $    18,040,069   $    17,038,178   $     10,944,375   $     5,394,813
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                       --%               --%               --%                --%               --%
Total return***                       18.10%-18.52%   (2.76)%-(2.42)%       4.32%-4.11%      14.14%-13.90%     36.81%-36.60%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007              2006              2005               2004              2003
-----------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income
Units                                     1,230,006         1,238,823           979,275            639,433           295,986
Unit value                         $   11.84-$14.86   $  11.28-$14.14   $  12.05-$13.41   $   11.60-$12.93   $  11.00-$12.28
Net assets                         $     16,516,483   $    15,782,661   $    11,810,913   $      7,423,495   $     3,259,248
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     1.59%             2.06%             2.11%              1.75%             1.96%
Total return***                         4.95%-5.33%       5.64%-3.80%       3.93%-3.72%      5.45% - 5.29%     22.77%-22.43%

Calamos High Yield(1)
Units                                        17,311             2,408                --                 --                --
Unit value                         $   10.01-$10.04   $         10.03   $            --   $             --   $            --
Net assets                         $        173,837   $        24,149   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90%-1.25%               --%                --%               --%
Investment income ratio**                    14.68%               --%               --%                --%               --%
Total return***                       (0.20)%-0.16%       0.28%-0.25%               --%                --%               --%

Dreyfus Appreciation
Units                                       329,222           315,813           348,752            262,586           133,554
Unit value                         $    9.71-$12.84   $   9.48-$12.56   $   8.48-$11.25   $    8.47-$11.26   $   8.34-$11.11
Net assets                         $      3,215,287   $     3,004,398   $     2,963,445   $      2,226,195   $     1,114,643
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     1.45%             1.41%             1.54%              1.74%             1.39%
Total return***                         2.08%-2.45%     11.82%-11.43%      0.16%-(0.04)%     1.56% - 1.35%     15.83%-15.49%

Dreyfus General Money
Market
Units                                       348,098           189,002            96,117             79,034            37,676
Unit value                         $     8.89-$9.78   $    8.86-$9.78   $    8.85-$9.05   $           8.99   $          9.31
Net assets                         $      3,096,013   $     1,679,575   $       851,595   $        711,434   $       351,435
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%              0.90%             0.90%
Investment income ratio**                     4.49%             4.42%             2.24%              0.59%             0.28%
Total return***                         0.00%-0.36%     (0.18)%-0.15%   (1.64)%-(1.84)%            (3.44)%           (3.62)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007              2006              2005               2004              2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
Units                                       183,831           178,728           171,060            156,953           115,264
Unit value                         $   11.60-$18.88   $  11.44-$18.65   $  10.77-$17.60   $   10.36-$16.96   $   9.17-$15.04
Net assets                         $      2,141,220   $     2,050,569   $     1,847,668   $      1,630,830   $     1,056,571
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     0.16%             1.24%               --%                --%               --%
Total return***                         1.05%-1.41%       6.23%-5.85%       3.94%-3.73%      12.98%-12.77%     51.57%-51.16%

Dreyfus Premier Strategic
Value
Units                                       386,336           277,058           151,612             87,798            37,205
Unit value                         $   12.45-$18.26   $  12.93-$17.98   $  11.21-$15.61   $   10.76-$15.02   $   9.52-$13.31
Net assets                         $      5,119,797   $     3,605,633   $     1,711,331   $        947,546   $       354,137
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     0.97%             2.65%             1.90%                --%               --%
Total return***                         1.43%-1.80%     15.38%-14.97%       4.12%-3.91%      13.03%-12.85%     38.17%-37.78%

Dryden Small-Cap Core
Equity
Units                                           490                --                --                 --                --
Unit value****                     $     9.31-$9.34   $         10.00   $            --   $             --   $            --
Net assets                         $          4,581   $            --   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%               --%                --%               --%
Investment income ratio**                       --%               --%               --%                --%               --%
Total return***                     (6.89)%-(6.56)%               --%               --%                --%               --%

Federated Bond(1)
Units                                       145,688            25,517                --                 --                --
Unit value                         $    9.97-$10.01   $          9.91   $            --   $             --   $            --
Net assets                         $      1,458,679   $       252,949   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%               --%                --%               --%
Investment income ratio**                     7.81%             0.86%               --%                --%               --%
Total return***                         0.60%-0.96%   (0.90)%-(0.87)%               --%                --%               --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007              2006              2005               2004              2003
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Dividend
Growth
Units                                       224,363           261,631           273,457            227,521           111,746
Unit value                         $    8.93-$11.85   $          9.26   $   8.44-$11.25   $           8.52   $          8.42
Net assets                         $      2,002,894   $     2,422,361   $     2,309,318   $      1,938,224   $       941,111
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%              0.90%             0.90%
Investment income ratio**                     0.42%             0.79%               --%              1.13%             0.50%
Total return***                     (3.93)%-(3.59)%       9.63%-9.25%   (0.87)%-(1.06)%              1.19%            17.60%

Fidelity Advisor International
Capital Appreciation
Units                                        84,306           113,758           133,232            170,867           108,986
Unit value                         $   13.25-$16.74   $  13.20-$16.71   $  11.99-$15.21   $   11.00-$13.98   $ 1 0.38-$13.22
Net assets                         $      1,117,585   $     1,502,350   $     1,597,828   $      1,880,810   $     1,132,395
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                     0.04%             0.39%             0.75%                --%               --%
Total return***                      (21.31)%-0.37%      10.12%-9.90%       9.01%-8.79%      5.97% - 5.75%     35.51%-35.31%

Fidelity Advisor Mid Cap
Units                                        53,299            55,809            53,951             48,452            32,256
Unit value                         $   13.11-$18.16   $  12.45-$17.28   $  11.45-$15.93   $   11.00-$15.34   $   9.87-$13.79
Net assets                         $        699,798   $       695,581   $       618,659   $        533,879   $       318,816
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                       --%               --%               --%                --%               --%
Total return***                         0.37%-5.31%       8.69%-8.48%       4.07%-3.86%      11.45%-11.24%     38.24%-38.04%

Fidelity Advisor Real
Estate(1)
Units                                        42,844            21,702                --                 --                --
Unit value                         $     7.65-$7.68   $          9.76   $            --   $             --   $            --
Net assets                         $        329,367   $       211,891   $            --   $             --   $            --
Ratio of expenses to net assets*      0.90% - 1.25%     0.90% - 1.25%               --%                --%               --%
Investment income ratio**                     1.00%             0.55%               --%                --%               --%
Total return***                   (21.59)%-(21.31)%   (2.40)%-(2.37)%               --%                --%               --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007                 2006                2005              2004                2003
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Value
Strategies
Units                                        132,672              136,404             137,747           135,180              78,490
Unit value                          $   11.66-$17.79    $    12.84-$17.63    $   11.54-$15.89   $  11.74-$16.19    $   10.68-$14.76
Net assets                          $      1,745,878    $       1,773,039    $      1,606,913   $     1,600,687    $        841,082
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%       0.90% - 1.10%     0.90% - 1.10%       0.90% - 1.10%
Investment income ratio**                        --%                  --%                 --%               --%                 --%
Total return***                          0.72%-1.08%        11.21%-10.82%     (1.70)%-(1.90)%     9.93% - 9.69%       53.89%-53.59%

Goldman Sachs Emerging
Markets Equity(1)
Units                                         56,963                3,196                  --                --                  --
Unit value                          $   12.79-$12.84    $           10.45    $             --   $            --    $             --
Net assets                          $        731,779    $          33,413    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.44%                  --%                 --%               --%                 --%
Total return***                        22.43%-22.87%          4.52%-4.49%                 --%               --%                 --%

Goldman Sachs Government
Income(1)
Units                                        297,469              216,198                  --                --                  --
Unit value                          $   10.14-$10.18    $            9.91    $             --   $            --    $             --
Net assets                          $      3,025,384    $       2,142,921    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      3.52%                0.04%                 --%               --%                 --%
Total return***                          2.34%-2.70%      (0.93)%-(0.90)%                 --%               --%                 --%

Janus Adviser INTECH Risk-
Managed Core(1)
Units                                          8,781                4,686                  --                --                  --
Unit value                          $   10.26-$10.30    $           10.08    $             --   $            --    $             --
Net assets                          $         90,424    $          47,245    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.97%                0.05%                 --%               --%                 --%
Total return***                          1.76%-2.12%          0.85%-0.82%                 --%               --%                 --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007                 2006                2005              2004                2003
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International
Growth(1)
Units                                        252,694               25,473                  --                --                 --
Unit value                          $   12.42-$12.47    $           10.28    $             --   $            --    $            --
Net assets                          $      3,150,264    $         261,736    $             --   $            --    $            --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                --%
Investment income ratio**                      1.77%                0.86%                 --%               --%                --%
Total return***                        20.86%-21.30%          2.77%-2.74%                 --%               --%                --%

Jennison 20/20 Focus(1)
Units                                         77,179                  759                  --                --                 --
Unit value                          $   10.57-$10.61    $           10.03    $             --   $            --    $            --
Net assets                          $        819,135    $           7,614    $             --   $            --    $            --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                --%
Investment income ratio**                        --%                  --%                 --%               --%                --%
Total return***                          5.41%-5.79%          0.33%-0.30%                 --%               --%                --%

Jennison Small Company(1)
Units                                         71,425              156,376                  --                --                 --
Unit value                          $   10.39-$10.43    $            9.90    $             --   $            --    $            --
Net assets                          $        744,554    $       1,547,485    $             --   $            --    $            --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                --%
Investment income ratio**                      0.35%                  --%                 --%               --%                --%
Total return***                          5.04%-5.41%      (1.03)%-(1.01)%                 --%               --%                --%

Lehman Brothers Core Bond
Units                                        387,759              384,644             361,985            86,211             42,688
Unit value                          $    9.76-$10.30    $     9.90-$10.31    $    9.86-$10.24   $  10.05-$10.42    $  10.06-$10.41
Net assets                          $      3,989,018    $       3,964,313    $      3,707,249   $       899,068    $       443,771
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%       0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      4.78%                4.84%               3.43%             2.32%              2.46%
Total return***                      (0.45)%-(0.10)%          0.64%-0.28%     (1.75)%-(1.95)%     0.10%-(0.10)%    (0.19)%-(0.30)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007                 2006                2005              2004                2003
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
Partners(1)
Units                                         22,260                7,011                  --                --                  --
Unit value                          $   10.50-$10.54    $            9.99    $             --   $            --    $             --
Net assets                          $        234,674    $          70,082    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.32%                0.41%                 --%               --%                 --%
Total return***                          5.12%-5.49%      (0.11)%-(0.08)%                 --%               --%                 --%

Neuberger Berman Socially
Responsive(3)
Units                                         24,019               12,316                  --                --                  --
Unit value                          $   10.78-$10.84    $    10.49-$10.51    $             --   $            --    $             --
Net assets                          $        260,421    $         129,411    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.81%                0.23%                 --%               --%                 --%
Total return***                          2.82%-3.19%          5.07%-4.82%                 --%               --%                 --%

PIMCO Foreign Bond (U.S.
Dollar-Hedged)(1)
Units                                          6,696               45,796                  --                --                  --
Unit value                          $     9.79-$9.82    $            9.89    $             --   $            --    $             --
Net assets                          $         65,764    $         452,889    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      2.18%                0.09%                 --%               --%                 --%
Total return***                      (1.06)%-(0.71)%      (1.10)%-(1.07)%                 --%               --%                 --%

PIMCO High Yield
Units                                        306,713              281,464             224,756           123,847              45,672
Unit value                          $   10.35-$13.32    $    10.46-$13.43    $   11.86-$12.83   $  11.84-$12.84    $   11.30-$12.27
Net assets                          $      3,780,840    $       3,513,815    $      2,680,110   $     1,476,570    $        516,781
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%       0.90% - 1.10%     0.90% - 1.10%       0.90% - 1.10%
Investment income ratio**                      6.82%                7.26%               6.26%             7.05%               9.36%
Total return***                      (1.00)%-(0.65)%          4.87%-4.28%       0.18%-(0.02)%     4.78% - 4.65%       18.57%-18.32%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007                 2006                2005              2004                2003
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity(1)
Units                                         21,970                2,742                  --                --                  --
Unit value                          $     9.44-$9.47    $           10.08    $             --   $            --    $             --
Net assets                          $        208,138    $          27,635    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.67%                  --%                 --%               --%                 --%
Total return***                       (6.32)%-(5.98)%         0.77%-0.74%                 --%               --%                 --%

Royce Value(1)
Units                                         67,691                1,428                  --                --                  --
Unit value                          $     9.84-$9.88    $            9.90    $             --   $            --    $             --
Net assets                          $        668,535    $          14,133    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      2.69%                0.05%                 --%               --%                 --%
Total return***                      (0.57)%-(0.22)%      (1.05)%-(1.02)%                 --%               --%                 --%

RS Information Age(1)
Units                                         19,300                  784                  --                --                  --
Unit value                          $   11.69-$11.74    $            9.98    $             --   $            --    $             --
Net assets                          $        226,545    $           7,831    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                        --%                  --%                 --%               --%                 --%
Total return***                        17.13%-17.54%      (0.19)%-(0.16)%                 --%               --%                 --%

RS Value(1)
Units                                        148,615                6,274                  --                --                  --
Unit value                          $   10.06-$10.10    $           10.12    $             --   $            --    $             --
Net assets                          $      1,500,905    $          63,506    $             --   $            --    $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90% - 1.25%                 --%               --%                 --%
Investment income ratio**                      0.23%                1.20%                 --%               --%                 --%
Total return***                       (0.58)%-(0.23)%         1.24%-1.21%                 --%               --%                 --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005                2004               2003
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha Opportunity
Units                                        84,777                  --                  --                  --                 --
Unit value****                     $   11.23-$11.28    $     9.92-$9.93    $             --    $             --    $            --
Net assets                         $        956,061    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                 --%                --%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                       13.19%-13.59%                 --%                 --%                 --%                --%

Security Capital Preservation
Units                                       710,308             779,048             799,126             690,123            573,700
Unit value                         $     9.34-$9.79    $    9.73-$10.16    $    9.89-$10.14    $   10.10-$10.34    $   9.92-$10.13
Net assets                         $      6,946,569    $      7,923,089    $      8,126,118    $      7,145,209    $     5,807,218
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     4.81%               4.51%               3.49%               5.74%              3.58%
Total return***                     (3.97)%-(3.63)%       0.11%-(0.25)%     (1.87)%-(2.07)%         2.07%-1.81%    (0.49)%-(0.60)%

Security Diversified Income
Units                                       210,704             237,824             182,037             161,588            124,661
Unit value                         $    9.45-$10.08    $    9.61-$10.24    $    9.66-$10.27    $    9.91-$10.52    $   9.99-$10.58
Net assets                         $      2,120,478    $      2,431,223    $      1,866,620    $      1,697,262    $     1,315,208
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     4.46%               4.82%               4.62%               4.67%              4.69%
Total return***                     (1.85)%-(1.50)%     (0.67)%-(0.32)%     (2.35)%-(2.54)%     (0.57)%-(0.80)%    (1.21)%-(1.38)%

Security Equity
Units                                        31,758              33,583              27,887              28,942             25,765
Unit value                         $    7.79-$11.06    $    8.54-$12.14    $    7.93-$11.30    $    7.94-$11.34    $   7.69-$11.00
Net assets                         $        249,753    $        288,646    $        222,386    $        230,693    $       198,382
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%               0.57%                 --%              0.18%
Total return***                     (9.07)%-(8.75)%         7.73%-7.35%     (0.18)%-(0.38)%       3.25% - 3.09%      16.34%-16.03%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005                2004               2003
------------------------------------------------------------------------------------------------------------------------------------
Security Global
Units                                       571,984             514,643             355,023             230,964            149,826
Unit value                         $   13.21-$19.22    $   12.35-$18.01    $   11.01-$16.09    $   10.13-$14.83    $   8.93-$13.10
Net assets                         $      7,570,759    $      6,363,671    $      3,911,505    $      2,341,578    $     1,338,175
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     0.19%                 --%                 --%                 --%                --%
Total return***                         6.57%-6.95%       12.15%-11.76%         8.75%-8.53%       13.44%-13.21%      36.13%-35.89%

Security Income
Opportunity(4)
Units                                       222,582             187,770              94,592              18,049                 --
Unit value                         $    9.85-$10.02    $   10.24-$10.30    $   10.07-$10.10    $   10.03-$10.05    $            --
Net assets                         $      2,229,162    $      1,940,090    $        959,243    $        181,749    $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%                --%
Investment income ratio**                     6.25%               6.43%               3.34%               1.79%                --%
Total return***                     (3.05)%-(2.71)%         1.90%-1.54%         0.57%-0.36%       0.50% - 0.30%                --%

Security Large Cap Value
Units                                       198,414             205,144              69,201              40,084             28,792
Unit value                         $   10.88-$15.30    $   10.82-$15.24    $    9.31-$13.15    $    8.83-$12.49    $   8.34-$11.82
Net assets                         $      2,165,160    $      2,225,506    $        646,716    $        356,151    $       240,468
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%              0.90%
Investment income ratio**                     0.50%               0.06%               0.71%                 --%              0.26%
Total return***                         0.20%-0.56%       16.18%-15.78%         5.43%-5.22%       5.88% - 5.67%             22.29%

Security Mid Cap Growth
Units                                       159,013             169,906             159,934             131,909             87,204
Unit value                         $    8.88-$13.97    $   10.25-$16.16    $   10.19-$16.10    $    9.90-$15.67    $   9.39-$14.90
Net assets                         $      1,423,075    $      1,753,099    $      1,640,890    $      1,314,350    $       819,843
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                   (13.66)%-(13.36)%         0.58%-0.23%         2.95%-2.74%       5.43% - 5.17%      50.00%-49.75%


                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005                2004               2003
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
Units                                     1,285,632           1,278,316           1,125,649             827,369            420,428
Unit value                         $   12.30-$21.85    $   17.71-$22.55    $   16.02-$20.44    $   14.39-$18.40    $  11.80-$15.11
Net assets                         $     22,163,582    $     22,683,545    $     18,051,281    $     11,912,424    $     4,963,972
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     0.36%               0.64%                 --%                 --%                --%
Total return***                     (3.25)%-(2.91)%       10.56%-10.17%       11.32%-11.09%       21.95%-21.77%      46.04%-45.71%

Security Select 25(3)
Units                                        77,555              76,735                  --                  --                 --
Unit value                         $     8.83-$8.88    $     9.85-$9.87    $             --    $             --    $            --
Net assets                         $        688,468    $        757,018    $             --    $             --    $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                 --%                --%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                   (10.34)%-(10.02)%     (1.57)%-(1.33)%                 --%                 --%                --%

Security Small Cap Growth
Units                                        45,894              50,501              46,951              38,715             28,558
Unit value                         $   10.49-$16.76    $   10.41-$16.67    $   10.36-$16.61    $   10.09-$16.22    $   9.03-$14.55
Net assets                         $        485,455    $        529,760    $        491,069    $        394,071    $       258,479
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                         0.41%-0.77%         0.56%-0.21%         2.64%-2.43%       11.74%-11.48%      49.01%-48.93%

T. Rowe Price Capital
Appreciation(1)
Units                                       168,155              30,427                  --                  --                 --
Unit value                         $   10.08-$10.11    $          10.09    $             --    $             --    $            --
Net assets                         $      1,701,125    $        306,867    $             --    $             --    $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                 --%                --%
Investment income ratio**                     9.00%               1.94%                 --%                 --%                --%
Total return***                       (0.07)%-0.28%         0.86%-0.83%                 --%                 --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005                2004               2003
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock(1)
Units                                       230,647             179,765                  --                  --                 --
Unit value                         $   10.64-$10.68    $          10.11    $             --    $             --    $            --
Net assets                         $      2,462,671    $      1,817,887    $             --    $             --    $            --
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%                 --%                 --%                --%
Investment income ratio**                     0.18%               0.03%                 --%                 --%                --%
Total return***                         5.25%-5.63%         1.10%-1.08%                 --%                 --%                --%

Van Kampen Aggressive Growth
Units                                        28,161              36,853              35,167              32,585             21,445
Unit value                         $    8.80-$16.55    $    7.77-$14.65    $    7.71-$14.56    $    7.23-$13.67    $   6.53-$12.38
Net assets                         $        250,527    $        288,217    $        272,490    $        236,425    $       140,593
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                       12.83%-13.24%        0.83%-(1.27)%        6.68%-6.47%       10.72%-10.42%      33.81%-33.55%

Van Kampen Comstock
Units                                       992,755             992,523             941,902             647,442            303,829
Unit value                         $   10.43-$14.95    $   11.06-$15.89    $    9.90-$14.26    $    9.88-$14.26    $   8.74-$12.63
Net assets                         $     10,406,704    $     11,017,902    $      9,345,558    $      6,402,289    $     2,655,819
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     1.94%               2.08%               1.81%               1.25%              1.18%
Total return***                      (6.00)%-(5.67)%      11.63%-11.24%         0.21%-0.01%       13.04%-12.91%      25.94%-25.67%

Van Kampen Equity and Income
Units                                       826,748             785,519             517,091             212,776            112,796
Unit value                         $   11.27-$13.89    $   11.39-$14.01    $   11.12-$12.97    $   10.72-$12.54    $   9.98-$11.69
Net assets                         $      9,939,487    $      9,469,883    $      5,757,350    $      2,282,400    $     1,127,466
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     2.29%               2.43%               1.90%               2.35%              2.17%
Total return***                     (1.06)%-(0.71)%         8.23%-6.67%         3.69%-3.49%       7.41% - 7.27%      17.55%-17.25%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007                2006                2005                2004               2003
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth
Units                                       107,935              69,455              49,558              34,342             31,130
Unit value                         $    9.10-$16.37    $           7.42    $    7.14-$12.90    $           6.66    $          6.10
Net assets                         $        982,449    $        515,249    $        353,996    $        228,609    $       189,670
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%               0.90%              0.90%
Investment income ratio**                       --%                 --%                 --%                 --%                --%
Total return***                       22.27%-22.70%         3.84%-3.48%         7.26%-7.05%               9.18%             22.49%

Wells Fargo Advantage
Growth and Income
Units                                        21,718              20,206              18,808              15,808             12,942
Unit value                         $    8.44-$12.23    $           8.57    $    7.71-$11.22    $           8.15    $          7.79
Net assets                         $        183,316    $        173,143    $        144,973    $        128,875    $       100,789
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%               0.90%              0.90%
Investment income ratio**                     0.72%               0.50%               0.53%               0.47%              0.27%
Total return***                     (1.85)%-(1.50)%       11.17%-10.78%     (5.45)%-(5.64)%               4.62%             19.66%

Wells Fargo Advantage
Opportunity
Units                                        44,476              42,431              39,196              37,606             28,498
Unit value                         $   10.60-$16.08    $          10.50    $    9.76-$14.86    $    9.74-$14.45    $   8.39-$12.82
Net assets                         $        471,554    $        445,380    $        384,297    $        357,555    $       238,989
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     1.34%               0.16%                 --%                 --%                --%
Total return***                         0.65%-1.01%         7.56%-7.18%         3.08%-2.88%       12.87%-12.71%             32.13%

Wells Fargo Advantage Small
Cap Value
Units                                       529,687             455,207             331,331             251,352            157,907
Unit value                         $   13.01-$21.12    $   17.21-$19.96    $   15.85-$18.42    $   14.35-$16.71    $  12.45-$14.52
Net assets                         $      9,674,588    $      7,841,963    $      5,255,242    $      3,608,561    $     1,965,792
Ratio of expenses to net assets*      0.90% - 1.25%       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                     0.02%                 --%                 --%                 --%                --%
Total return***                         5.64%-6.02%         8.61%-8.23%       10.44%-10.22%       15.26%-15.08%      42.78%-42.49%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges for period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)  For the period from December 1, 2006 (inception date) to December 31, 2006.

(2)  For the period from March 24, 2006 (inception date) to December 31, 2006.

(3)  For the period from April 27, 2006 (inception date) to December 31, 2006.

(4)  For the period from April 1, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     a.   Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, the audited financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for potions of such periods as disclosed in the financial statements.

     b.   Exhibits

          (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company (SBL) authorizing establishment of the Separate Account(a)

          (2)  Not Applicable

          (3)  (a)  Marketing Organization Agreement(t)

               (b)  SBL Variable Products Broker/Dealer Sales Agreement(t)

               (c) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(i)

               (d)  Commission Schedule(o)

               (e) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(k)

               (f)  Service Facilities Agreement(t)

               (g)  Distribution Agreement(n)

          (4)  (a)  Individual Contract (Form V6029 11-00) (k)

               (b)  Individual Contract-Unisex (Form V6029 11-00U) (k)

               (c)  Minimum Retirement Income Benefit Rider (Form V6092 10-04)
                    (k)

               (d)  Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(l)

               (e) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(b)

               (f)  Roth IRA Endorsement (Form V6851A (R9-03))(b)

               (g)  403a Endorsement (Form V6057 10-98)(c)

               (h) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4-01)(d)

          (5)  Application (Form V9501 10-05)(o)

          (6)  (a)  Composite of Articles of Incorporation of SBL(e)

               (b)  Bylaws of SBL(t)

          (7)  Not Applicable

          (8)  (a)  Participation Agreement - ABN AMRO (Aston)(q)

               (b)  Participation Agreement - AIM Equity Funds(d)

               (c)  Participation Agreement - AIM Growth Series(d)

               (d)  Participation Agreement - American Century - Mutual Funds(o)

               (e)  Participation Agreement - Ariel(g)

               (f)  Participation Agreement - Calamos(d)

                    (i)  Amendment No. 1 to Participation Agreement - Calamos(q)

               (g)  Participation Agreement - Dreyfus - Mutual Funds(o)

                    (i) Amendment No. 1 to Participation Agreement - Dreyfus - Mutual Funds(u)

               (h)  Participation Agreement - Fidelity - Mutual Funds(m)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Fidelity - Mutual Funds(m)

                    (ii) Amendment No. 3 to Participation Agreement - Fidelity -
                         Mutual Funds(q)

               (i)  Participation Agreement - Goldman Sachs - Mutual Funds(q)

               (j)  Participation Agreement - Jennison - Mutual Funds(q)

               (k)  Participation Agreement - Neuberger Berman - Mutual Funds(o)

                    (i) Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds(q)

               (l)  Participation Agreement - PIMCO - Mutual Funds(o)

                    (i) Amendment No. 1 to Participation Agreement - PIMCO - Mutual Funds(o)

                    (ii) Amendment No. 2 to Participation Agreement - PIMCO -
                         Mutual Funds(q)

               (m)  Participation Agreement - PIMCO - Variable Insurance
                    Trust(f)

                    (i) Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(p)

               (n) Participation Agreement - RS Partners(l) (i) Amendment No. 1 to Participation Agreement - RS Partners(q)

               (o)  Participation Agreement - Royce - Mutual Funds(q)

               (p)  Participation Agreement - Van Kampen - Mutual Funds(o)

               (q)  Participation Agreement - Wells Fargo (Strong)(d)

               (r)  Information Sharing Agreement - ABN AMRO (Aston)(q)

               (s)  Information Sharing Agreement - AIM(s)

               (t)  Information Sharing Agreement - American Century(s)

               (u)  Information Sharing Agreement - Ariel(q)

               (v)  Information Sharing Agreement - Calamos(q)

               (w)  Information Sharing Agreement - Dreyfus(s)

               (x)  Information Sharing Agreement - Fidelity Retail Funds(q)

               (y)  Information Sharing Agreement - Goldman Sachs(q)

               (z)  Information Sharing Agreement - Janus(q)

               (aa) Information Sharing Agreement - Jennison(q)

               (ab) Information Sharing Agreement - Neuberger Berman(s)

               (ac) Information Sharing Agreement - PIMCO(s)

               (ad) Information Sharing Agreement - Royce(s)

               (ae) Information Sharing Agreement - Security Funds(q)

               (af) Information Sharing Agreement - T. Rowe Price(q)

               (ag) Information Sharing Agreement - Van Kampen(s)

               (ah) Information Sharing Agreement - Wells Fargo(r)

          (9)  Opinion of Counsel(k)

          (10) (a)  Consent of Independent Registered Public Accounting Firm

               (b)  Consent of Counsel

          (11) Not Applicable

          (12) Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-93947 (filed April 30, 2004).

(c) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed March 1, 2002).

(e) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed August 17, 1998).

(f) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed April 30, 2004).

(g) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed May 1, 2002.)

(h) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed April 29, 1999).

(i) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-52114 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed May 1, 2000).

(k) Incorporated herein by reference to the Exhibits filed with this Registration Statement No. 333-120399 (filed November 12, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 28, 2006).

(o) Incorporated herein by reference to the Exhibits filed with this Registration Statement No. 333-120399 (filed April 28, 2006).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).

Item 25. Directors and Officers of the Depositor

            Name and Principal
             Business Address                              Positions and Offices with Depositor
           -------------------                             ------------------------------------

            Kris A. Robbins*                               President, Chief Executive Officer and Director

            Thomas A. Swank*                               Senior Vice President, Chief Operating Officer,  and
                                                           Director

            J. Michael Keefer*                             Senior Vice President, General
                                                           Counsel, Secretary and Director

            David J. Keith*                                Senior Vice President and Chief Information Officer

            Kalman Bakk, Jr.*                              Senior Vice President and Director

            Thomas R. Kaehr*                               Vice President, Controller and Treasurer

            Amy J. Lee*                                    Vice President, Associate General Counsel and Assistant
                                                           Secretary

            Carmen R. Hill*                                Assistant Vice President and Chief Compliance Officer


          *Located at One Security Benefit Place, Topeka, Kansas 66636.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2007 no one person held more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:


                                                                                           Percent of Voting
                                                                                           Securities Owned
                                                                    Jurisdiction of            by SBMHC
                                   Name                              Incorporation     (directly or indirectly)

          Security Benefit Mutual Holding Company                       Kansas                    ---
          (Holding Company)

          Security Benefit Corporation. (Holding Company)               Kansas                   100%



                                                                                           Percent of Voting
                                                                                           Securities Owned
                                                                    Jurisdiction of            by SBMHC
                                   Name                              Incorporation     (directly or indirectly)

          Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
          Insurance Company)

          se(2), inc. (Third Party Administrator)                       Kansas                   100%

          Security Investors, LLC (Investment Adviser)                  Kansas                   100%

          Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

          Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
          Underwriter of Mutual Funds)

          Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

          Security Financial Resources, Inc.                            Kansas                   100%
          (Financial Services)

          Security Financial Resources Collective Investments,         Delaware                  100%
          LLC (Private Fund)

          First Security Benefit Life Insurance and Annuity            New York                  100%
          Company of New York (Stock Life Insurance Company)

          Brecek & Young Advisors, Inc.                               California                 100%

          Brecek & Young Financial Services Group of Montana,           Montana                  100%
          Inc.

          Brecek & Young Financial Group Insurance Agency of             Texas                   100%
          Texas, Inc.

          Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

          Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

          Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

          Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

          Rydex Fund Services, Inc.                                    Maryland                  100%

          Advisor Research Center, Inc.                                Maryland                  100%


                                                                                           Percent of Voting
                                                                                           Securities Owned
                                                                    Jurisdiction of            by SBMHC
                                   Name                              Incorporation     (directly or indirectly)

          Rydex Advisory Services, LLC                                 Maryland                  100%

          Rydex Specialized Products, LLC                              Maryland                  100%



          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

               As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.  Number of Contractowners

          As of February 1, 2008, there were 33,951 Qualified Contracts and 13,201 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                    (a) No director of the Corporation shall be liable to the
               Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the

               Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

          SBL Variable Annuity Account I
          SBL Variable Annuity Account III
          SBL Variable Annuity Account IV
          Security Varilife Separate Account (Security Elite Benefit)
          Security Varilife Separate Account (Security Varilife)
          SBL Variable Life Insurance Account (Varilife)
          Variable Annuity Account IX
          Account XVI
          Parkstone Advantage Variable Annuity
          Variflex Separate Account (Variflex)
          Variflex Separate Account (Variflex ES)
          Variable Annuity Account VIII (Variflex Extra Credit)
          Variable Annuity Account VIII (Variflex LS)
          Variable Annuity Account VIII (Variflex Signature)
          Variable Annuity Account XI (Scarborough Advantage Variable Annuity) SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity) SBL Variable Annuity Account XIV (AEA Variable Annuity)
          SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
          SBL Variable Annuity Account XIV (NEA Valuebuilder)
          SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income
            Director Variable Annuity)
          SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)

          SBL Variable Annuity Account XIV (Security Benefit Advisor Variable
            Annuity)
          SBL Variable Annuity Account XVII (Classic Strategies Variable
            Annuity)
          SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

   (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

          Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

   (a)(3) SDI acts as principal underwriter for the following funds:

          Security Equity Fund
          Security Income Fund
          Security Large Cap Value Fund
          Security Mid Cap Growth Fund
          SBL Fund
          Security Financial Resources Collective Investments, LLC

   (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

          Nationwide Multi-Flex Variable Account
          Nationwide Variable Account 9

    (b)   Name and Principal                    Position and Offices
          Business Address*                       with Underwriter

          Mark J. Carr                          President and Director

          James R. Schmank                      Vice President and Director

          Thomas R. Kaehr                       Treasurer

          Amy J. Lee                            Secretary and Chief Compliance
                                                Officer

          Brenda M. Harwood                     Vice President, Assistant
                                                Treasurer and Director

          Richard M. Goldman                    Director
          (Connecticut Business Center
          6 Landmark Square #471
          Stamford, CT 06901-2704)

          Dale W. Martin, Jr.                   Director

          Christopher D. Swickard               Assistant Secretary

          Carmen R. Hill                        Assistant Vice President

          *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

   (c)

   (1) Name of Principal       (2) Net Underwriting        (3) Compensation on        (4) Brokerage Commissions
        Underwriter                Discounts and                Redemption                       $0
Security Distributors, Inc.         Commissions              $6,860,585.40(2)
                                   $56,968,135(1)

     1 SBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

     2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April, 2008.


                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV
                       (The Registrant)

By:                            /s/ Kris A. Robbins
      -----------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                            /s/ Thomas A. Swank
      -----------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Operating Officer
      and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2008.

                              SIGNATURES AND TITLES
                              ---------------------

By:  /s/ Kris A. Robbins___________
------------------------
Kris A. Robbins, President, Chief Executive Officer and Director (principal executive officer)

By:  /s/ Thomas A. Swank__________
------------------------
Thomas A. Swank, Senior Vice President,
   Chief Operating Officer and Director

By: /s/ J. Michael Keefer_________
-------------------------
J. Michael Keefer, Senior Vice President,
   General Counsel, Secretary and Director

By: /s/ Thomas R. Kaehr___________
-----------------------
Thomas R. Kaehr, Vice President, Controller
   and Treasurer (chief accounting officer and chief financial officer)

By: /s/ Kalman Bakk, Jr.__________
------------------------
Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None

  (4)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None
        (g)  None
        (h)  None

  (5)   None

  (6)   (a) None
        (b) None

  (7)   None

  (8)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None
        (g)  None
        (h)  None
        (i)  None
        (j)  None
        (k)  None
        (l)  None
        (m)  None
        (n)  None
        (o)  None
        (p)  None
        (q)  None
        (r)  None
        (s)  None
        (t)  None
        (u)  None
        (v)  None
        (w)  None
        (x)  None
        (y)  None
        (z)  None
        (aa) None
        (ab) None
        (ac) None
        (ad) None
        (ae) None
        (af) None
        (ag) None
        (ah) None

  (9)   None

 (10)   (a)  Consent of Independent Registered Public Accounting Firm
        (b)  Consent of Counsel

 (11)   None

 (12)   None

 (13)   None